UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

ITEM 1.    Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

April 30, 2007

Security	Shares	Value

COMMON STOCKS—99.62%

BANKS—28.16%
Bank of China Ltd. Class H(a)(b)	385,973,000	$191,475,180
Bank of Communications Co. Ltd. Class H(b)	148,295,000	156,993,141
BOC Hong Kong Holdings Ltd.	80,020,500	197,870,733
China Construction Bank Class H(b)	479,636,000	293,132,184
China Merchants Bank Co. Ltd. Class H(a)(b)	78,347,000	192,931,210
Industrial & Commercial Bank of China Class H(a)(b)	617,754,000	338,841,572

		1,371,244,020
COAL—3.92%
China Shenhua Energy Co. Ltd. Class H(b)	76,492,500	191,102,886

		191,102,886
ELECTRIC—2.94%
Datang International Power Generation Co. Ltd. Class H(b)	44,628,000	51,525,120
Huaneng Power International Inc. Class H(b)	89,906,000	91,500,944

		143,026,064
ENGINEERING & CONSTRUCTION—3.40%
China Communications Construction Co. Ltd. Class H(a)	126,234,000	165,595,121

		165,595,121
HOLDING COMPANIES-DIVERSIFIED—8.07%
China Merchants Holdings International Co. Ltd.	34,094,000	151,916,369
China Resources Enterprises Ltd.	34,774,000	118,710,666
Citic Pacific Ltd.	32,305,000	122,053,732

		392,680,767
INSURANCE—13.32%
China Life Insurance Co. Ltd. Class H(b)	125,785,000	393,216,334
PICC Property & Casualty Co. Ltd. Class H(a)(b)	98,376,000	59,242,571
Ping An Insurance (Group) Co. of China Ltd. Class H(b)	36,603,000	195,855,592

		648,314,497
MINING—3.55%
Aluminum Corporation of China Ltd. Class H	68,798,000	81,717,554
Zijin Mining Group Co. Ltd. Class H	154,712,000	90,992,514

		172,710,068
OIL & GAS—17.23%
China Petroleum & Chemical Corp. Class H	228,098,000	200,647,498
CNOOC Ltd.(b)	227,791,000	198,047,473
PetroChina Co. Ltd. Class H	386,418,000	440,208,966

		838,903,937
TELECOMMUNICATIONS—19.03%
China Mobile Ltd.	52,704,000	481,470,456
China Netcom Group Corp. Ltd.(b)	38,810,000	96,066,690
China Telecom Corp. Ltd. Class H(b)	385,948,000	184,554,324
China Unicom Ltd.(b)	111,980,000	164,363,804

		926,455,274

TOTAL COMMON STOCKS
(Cost: $3,738,208,294)		4,850,032,634

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—19.22%

CERTIFICATES OF DEPOSIT(c)—0.30%
Credit Suisse First Boston NY
5.33%-5.43%, 07/17/07-08/21/07	$5,173,880	5,173,880
Deutsche Bank AG
5.35%, 08/08/07	9,239,072	9,239,072

		14,412,952
COMMERCIAL PAPER(c)—1.89%
BNP Paribas Finance Inc.
5.12%, 06/06/07	1,293,470	1,286,855
Concord Minutemen Capital Co. LLC
5.29%-5.30%, 05/03/07-05/16/07(d)	12,026,389	12,011,647
Crown Point Capital Co. LLC
5.20%-5.29%, 05/03/07-07/18/07(d)	10,207,400	10,154,940
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07	6,467,350	6,412,857
Grampian Funding LLC
5.14%, 06/06/07(d)	5,543,443	5,514,977
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	3,695,629	3,676,726
Irish Permanent Treasury PLC
5.18%, 07/10/07	1,847,814	1,829,203
KKR Pacific Funding Trust
5.30%, 05/10/07(d)	4,110,648	4,105,201
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(d)	4,669,353	4,630,954
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(d)	8,337,191	8,332,164
Nestle Capital Corp.
5.19%, 08/09/07(d)	2,217,377	2,185,410
Park Sienna LLC
5.30%, 05/18/07(d)	2,217,377	2,211,828
Simba Funding Corp.
5.20%, 07/23/07(d)	3,695,629	3,651,322
Societe Generale
5.18%, 05/16/07(d)	9,239,072	9,219,131
Thornburg Mortgage Capital Resources LLC
5.30%, 05/14/07(d)	1,847,814	1,844,278
Ticonderoga Funding LLC
5.27%, 05/17/07(d)	1,939,983	1,935,439
Tulip Funding Corp.
5.29%, 05/08/07(d)	7,760,820	7,752,837
Westpac Banking Corp.
5.20%, 07/12/07(d)	3,326,066	3,291,475
Zela Finance Inc.
5.20%, 07/16/07(d)	2,217,377	2,193,035

		92,240,279
MEDIUM-TERM NOTES(c)—0.18%
Cullinan Finance Corp.
5.71%, 06/28/07(d)	2,771,722	2,771,722
K2 USA LLC
5.39%, 06/04/07(d)	2,771,722	2,771,722
Sigma Finance Inc.
5.51%, 06/18/07(d)	3,030,416	3,030,416

		8,573,860

MONEY MARKET FUNDS—13.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	664,435	664,435
BGI Cash Premier Fund LLC
5.31%(c)(e)(f)	637,762,212	637,762,212

		638,426,647
REPURCHASE AGREEMENTS(c)—1.19%
Banc of America Securities LLC 5.36%, dated 4/30/07, due 5/1/07, maturity value $3,474,408 (collateralized by non-U.S. government debt securities, value $3,587,674, 4.63% to 8.00%, 5/1/07 to 9/15/07).	$3,473,891	3,473,891
Bank of America N.A. 5.36%, dated 4/30/07, due 5/1/07, maturity value $7,392,357 (collateralized by non-U.S. government debt securities, value $7,781,195, 2.48% to 6.13%, 1/15/08 to 7/27/26).	7,391,257	7,391,257
Bear Stearns Companies Inc. (The) 5.24%, dated 4/30/07, due 5/1/07, maturity value $5,544,250 (collateralized by non-U.S. government debt securities, value $6,113,090, 0.45% to 8.35%, 10/17/18 to 11/25/52).	5,543,443	5,543,443
Bear Stearns Companies Inc. (The) 5.37%, dated 4/30/07, due 5/1/07, maturity value $5,544,270 (collateralized by U.S. government obligations, value $5,669,016, 4.50% to 8.75%, 5/1/08 to 4/1/37).	5,543,443	5,543,443
Citigroup Global Markets Holdings Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $5,544,268 (collateralized by non-U.S. government debt securities, value $5,895,775, 0.00% to 6.00%, 2/7/17 to 11/30/60).	5,543,443	5,543,443
Greenwich Capital Markets Inc. 5.46%, dated 4/30/07, due 5/1/07, maturity value $3,696,190 (collateralized by non-U.S. government debt securities, value $4,077,267, 6.43% to 7.34%, 6/1/13 to 1/5/37).	3,695,629	3,695,629
HSBC Securities Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $1,848,089 (collateralized by non-U.S. government debt securities, value $1,945,483, 5.26% to 5.95%, 5/1/32 to 6/1/46).	1,847,814	1,847,814
JP Morgan Securities Inc. 5.41%, dated 4/30/07, due 5/1/07, maturity value $924,046 (collateralized by non-U.S. government debt securities, value $972,836, 6.13% to 6.75%, 4/1/13 to 1/15/16).	923,907	923,907
Lehman Brothers Holdings Inc. 5.44%, dated 4/30/07, due 5/1/07, maturity value $16,632,842 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $17,396,289, 0.00% to 12.00%, 6/1/07 to 7/1/45).	16,630,329	16,630,329
Merrill Lynch & Co. Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $3,696,179 (collateralized by non-U.S. government debt securities, value $3,828,133, 4.13% to 8.13%, 9/1/09 to 10/1/26).	3,695,629	3,695,629
Morgan Stanley 5.36%, dated 4/30/07, due 5/1/07, maturity value $3,696,179 (collateralized by non-U.S. government debt securities, value $3,893,925, 4.70% to 6.57%, 12/15/14 to 6/12/47).	3,695,629	3,695,629

		57,984,414

TIME DEPOSITS(c)—0.61%
Branch Banking & Trust
5.25%, 05/01/07	10,213,018	10,213,018
Societe Generale
5.27%, 05/01/07	12,934,700	12,934,700
SunTrust Bank
5.25%, 05/01/07	6,467,350	6,467,350

		29,615,068
VARIABLE & FLOATING RATE NOTES(c)—1.94%
Arkle Master Issuer PLC
5.30%, 11/19/07(d)	2,771,722	2,771,722
ASIF Global Financing
5.40%, 05/03/07(d)	369,563	369,564
Brigantine High Grade Funding Ltd.
5.35%, 09/05/07(d)	3,547,804	3,547,579
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	2,032,596	2,032,596
Commodore CDO Ltd.
5.42%, 12/12/07	794,374	794,374
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	39,589	39,589
Granite Master Issuer PLC
5.29%, 08/20/07(d)	12,934,700	12,934,700
Harrier Finance Funding LLC
5.29%, 08/07/07(d)	1,847,814	1,847,714
Holmes Financing PLC
5.29%, 07/16/07(d)	6,467,350	6,467,350
JP Morgan Securities Inc.
5.40%, 11/16/07	7,391,257	7,391,257
JPMorgan Chase & Co.
5.45%, 07/27/07(g)	7,391,257	7,391,257
Leafs LLC
5.32%, 01/22/08	3,570,635	3,570,635
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	4,065,192	4,065,179
Master Funding LLC
5.35%, 05/25/07(d)	3,362,024	3,362,024
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	4,065,192	4,065,192
Metropolitan Life Insurance Funding Agreement
5.43%, 08/01/07(d)(g)	369,563	369,563
Mound Financing PLC
5.29%, 05/08/07(d)	3,473,891	3,473,891
National City Bank of Indiana
5.34%, 05/21/07	1,847,814	1,847,823
Newcastle Ltd.
5.34%, 01/24/08(d)	2,402,159	2,401,805
Sedna Finance Inc.
5.32%, 05/25/07(d)	1,663,033	1,663,022
Strips III LLC
5.37%, 07/24/07(d)	702,862	702,862
SunTrust Bank
5.29%, 05/01/07	3,695,629	3,695,629
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(d)	3,845,802	3,845,801
Wachovia Bank N.A.
5.36%, 05/22/07	9,349,941	9,349,943
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	2,771,722	2,772,111
White Pine Finance LLC
5.31%, 05/22/07(d)	2,032,596	2,032,567
Wind Master Trust
5.31%, 07/25/07(d)	1,478,251	1,478,251

		94,284,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $935,537,220)		935,537,220

TOTAL INVESTMENTS IN SECURITIES—118.84%
(Cost: $4,673,745,514)	5,785,569,854
Other Assets, Less Liabilities—(18.84)%	(917,072,273)

NET ASSETS—100.00%	$4,868,497,581

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NATURAL RESOURCES INDEX FUND

April 30, 2007

Security	Shares	Value

COMMON STOCKS—99.92%

CHEMICALS—0.23%
Ashland Inc.	59,954	$3,594,242

		3,594,242
COAL—1.52%
Alpha Natural Resources Inc.(a)	41,637	723,235
Arch Coal Inc.	119,334	4,304,377
CONSOL Energy Inc.	159,273	6,668,760
Foundation Coal Holdings Inc.	35,695	1,406,026
Peabody Energy Corp.	227,654	10,922,839

		24,025,237
ELECTRICAL COMPONENTS & EQUIPMENT—0.16%
General Cable Corp.(a)	44,735	2,569,578

		2,569,578
ENERGY-ALTERNATE SOURCES—0.06%
Headwaters Inc.(a)	41,298	894,928

		894,928
ENGINEERING & CONSTRUCTION—0.42%
KBR Inc.(a)	67,630	1,397,236
McDermott International Inc.(a)	97,678	5,241,401

		6,638,637
FOREST PRODUCTS & PAPER—3.74%
Abitibi-Consolidated Inc.	369,958	972,989
Bowater Inc.(b)	50,086	1,096,383
Domtar Corp.(a)	224,346	2,187,373
International Paper Co.	401,769	15,154,727
Louisiana-Pacific Corp.(b)	88,998	1,754,151
MeadWestvaco Corp.	154,402	5,150,851
Plum Creek Timber Co. Inc.	155,402	6,169,459
Potlatch Corp.	34,374	1,491,488
Smurfit-Stone Container Corp.(a)	235,299	2,835,353
Temple-Inland Inc.	98,103	5,811,622
Weyerhaeuser Co.	206,722	16,376,517

		59,000,913
IRON & STEEL—0.17%
Cleveland-Cliffs Inc.	37,690	2,611,540

		2,611,540
MANUFACTURING—0.08%
Matthews International Corp. Class A	31,092	1,310,839

		1,310,839
MINING—11.92%
Aber Diamond Corp.	53,072	1,923,329
Agnico-Eagle Mines Ltd.	114,806	4,050,356
Alcan Inc.	330,270	19,442,995
Alcoa Inc.	758,073	26,904,011

Barrick Gold Corp.	789,340	22,188,347
Cameco Corp.	310,063	14,455,137
Coeur d’Alene Mines Corp.(a)	296,269	1,211,740
Freeport-McMoRan Copper & Gold Inc.	288,605	19,382,712
Goldcorp Inc.	618,074	15,043,921
IAMGOLD Corp.	290,406	2,358,097
Ivanhoe Mines Ltd.(a)	286,047	3,555,564
Kinross Gold Corp.(a)	383,855	5,116,787
Lundin Mining Corp.(a)	50,000	615,000
Meridian Gold Inc.(a)	98,321	2,482,605
Newmont Mining Corp.	361,942	15,092,981
Novelis Inc.	66,096	2,948,543
Silver Wheaton Corp.(a)(b)	193,156	2,147,895
Southern Copper Corp.(b)	258,787	20,780,596
Titanium Metals Corp.(a)	145,800	5,034,474
Yamana Gold Inc.	238,064	3,325,754

		188,060,844
OIL & GAS—64.04%
Anadarko Petroleum Corp.	400,948	18,708,234
Apache Corp.	276,364	20,036,390
Bill Barrett Corp.(a)	42,610	1,572,309
BP PLC SP ADR	1,679,307	113,050,947
Cabot Oil & Gas Corp.	84,030	3,060,373
Canadian Natural Resources Ltd.	464,507	27,689,262
Canetic Resources Trust	197,129	2,641,529
Cheniere Energy Inc.(a)(b)	54,249	1,809,204
Chesapeake Energy Corp.	367,925	12,417,469
Chevron Corp.	1,544,731	120,164,624
Cimarex Energy Co.	20,000	788,000
ConocoPhillips	1,420,496	98,511,398
Denbury Resources Inc.(a)	101,920	3,372,533
Devon Energy Corp.	369,069	26,894,058
Diamond Offshore Drilling Inc.	112,927	9,666,551
EnCana Corp.	711,181	37,301,443
ENSCO International Inc.	133,046	7,501,133
EOG Resources Inc.	211,616	15,541,079
Exxon Mobil Corp.	1,464,678	116,266,140
Forest Oil Corp.(a)	52,447	1,848,232
Frontier Oil Corp.	97,054	3,428,918
GlobalSantaFe Corp.	207,560	13,269,311
Grey Wolf Inc.(a)	164,411	1,177,183
Helmerich & Payne Inc.	83,977	2,711,617
Hess Corp.	236,711	13,433,349
Holly Corp.	49,359	3,139,232
Houston Exploration Co.(a)	27,753	1,536,684
Marathon Oil Corp.	303,713	30,842,055
Mariner Energy Inc.(a)	73,233	1,651,404
Murphy Oil Corp.	163,588	9,069,319
Nabors Industries Ltd.(a)	258,864	8,314,712
Newfield Exploration Co.(a)	115,376	5,047,700
Nexen Inc.	225,114	13,419,045
Noble Corp.	118,214	9,954,801
Noble Energy Inc.	150,760	8,866,196
Occidental Petroleum Corp.	712,902	36,144,131
Patterson-UTI Energy Inc.	116,766	2,847,923
Petro-Canada	434,806	19,274,950
Petrohawk Energy Corp.(a)	160,555	2,320,020
Pioneer Natural Resources Co.	117,343	5,890,619
Plains Exploration & Production Co.(a)	65,732	3,088,747
Pogo Producing Co.	51,967	2,507,927
Pride International Inc.(a)	141,342	4,637,431
Quicksilver Resources Inc.(a)	70,222	2,939,493
Range Resources Corp.	117,723	4,302,776

Rowan Companies Inc.	92,610	3,393,230
St. Mary Land & Exploration Co.	49,063	1,796,687
Stone Energy Corp.(a)	24,109	714,350
Suncor Energy Inc.	394,293	31,740,586
Sunoco Inc.	107,840	8,145,155
Talisman Energy Inc.	951,926	18,086,594
Tesoro Corp.	60,242	7,301,330
TODCO(a)	47,751	2,170,760
Transocean Inc.(a)	247,991	21,376,824
Ultra Petroleum Corp.(a)	135,240	7,670,813
Unit Corp.(a)	41,708	2,383,612
Valero Energy Corp.	534,993	37,572,558
W&T Offshore Inc.	71,288	2,163,591
XTO Energy Inc.	311,265	16,892,352

		1,010,064,893
OIL & GAS SERVICES—13.13%
Baker Hughes Inc.	266,505	21,424,337
BJ Services Co.	247,964	7,106,648
Cameron International Corp.(a)	103,259	6,667,434
Core Laboratories NV(a)	21,923	1,993,239
Dresser-Rand Group Inc.(a)	83,323	2,658,837
FMC Technologies Inc.(a)	61,620	4,367,626
Global Industries Ltd.(a)	98,051	2,035,539
Grant Prideco Inc.(a)	112,215	5,783,561
Halliburton Co.(b)	805,845	25,601,696
Hanover Compressor Co.(a)	94,962	2,054,028
Helix Energy Solutions Group Inc.(a)	80,972	3,097,989
National Oilwell Varco Inc.(a)	149,642	12,697,124
Oceaneering International Inc.(a)	47,651	2,265,329
Oil States International Inc.(a)	40,510	1,374,504
Schlumberger Ltd.	1,001,738	73,958,317
SEACOR Holdings Inc.(a)	21,208	2,020,698
Smith International Inc.	179,443	9,409,991
Superior Energy Services Inc.(a)	68,512	2,489,041
Tetra Technologies Inc.(a)	62,350	1,651,651
Tidewater Inc.	50,165	3,170,930
Weatherford International Ltd.(a)	291,260	15,288,237

		207,116,756
PACKAGING & CONTAINERS—0.14%
Packaging Corp. of America	90,884	2,250,288

		2,250,288
PIPELINES—4.31%
El Paso Corp.	612,506	9,187,590
Enbridge Inc.(b)	310,207	10,236,831
Kinder Morgan Inc.	98,450	10,490,832
Questar Corp.	71,814	6,975,294
TransCanada Corp.	444,947	15,906,855
Williams Companies Inc. (The)	515,108	15,195,686

		67,993,088

TOTAL COMMON STOCKS
(Cost: $1,305,300,038)		1,576,131,783

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.54%

CERTIFICATES OF DEPOSIT(c)—0.02%
Credit Suisse First Boston NY
5.33%-5.43%, 07/17/07-08/21/07	$107,714	107,714
Deutsche Bank AG
5.35%, 08/08/07	192,348	192,348

		300,062
COMMERCIAL PAPER(c)—0.12%
BNP Paribas Finance Inc.
5.12%, 06/06/07	26,929	26,791
Concord Minutemen Capital Co. LLC
5.29%-5.30%, 05/03/07-05/16/07(d)	250,377	250,070
Crown Point Capital Co. LLC
5.20%-5.29%, 05/03/07-07/18/07(d)	212,507	211,415
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07	134,643	133,509
Grampian Funding LLC
5.14%, 06/06/07(d)	115,409	114,816
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	76,939	76,546
Irish Permanent Treasury PLC
5.18%, 07/10/07	38,470	38,082
KKR Pacific Funding Trust
5.30%, 05/10/07(d)	85,579	85,466
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(d)	97,211	96,412
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(d)	173,571	173,467
Nestle Capital Corp.
5.19%, 08/09/07(d)	46,163	45,498
Park Sienna LLC
5.30%, 05/18/07(d)	46,163	46,048
Simba Funding Corp.
5.20%, 07/23/07(d)	76,939	76,017
Societe Generale
5.18%, 05/16/07(d)	192,348	191,933
Thornburg Mortgage Capital Resources LLC
5.30%, 05/14/07(d)	38,470	38,396
Ticonderoga Funding LLC
5.27%, 05/17/07(d)	40,388	40,294
Tulip Funding Corp.
5.29%, 05/08/07(d)	161,572	161,406
Westpac Banking Corp.
5.20%, 07/12/07(d)	69,245	68,525
Zela Finance Inc.
5.20%, 07/16/07(d)	46,163	45,657

		1,920,348
MEDIUM-TERM NOTES(c)—0.01%
Cullinan Finance Corp.
5.71%, 06/28/07(d)	57,704	57,704
K2 USA LLC
5.39%, 06/04/07(d)	57,704	57,704
Sigma Finance Inc.
5.51%, 06/18/07(d)	63,090	63,090

		178,498
MONEY MARKET FUNDS—1.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	1,546,056	1,546,056
BGI Cash Premier Fund LLC
5.31%(c)(e)(f)	16,543,713	16,543,713

		18,089,769

REPURCHASE AGREEMENTS(c)—0.08%
Banc of America Securities LLC 5.36%, dated 4/30/07, due 5/1/07, maturity value $72,334 (collateralized by non-U.S. government debt securities, value $74,692, 4.63% to 8.00%, 5/1/07 to 9/15/07).	$ 72,323	72,323
Bank of America N.A. 5.36%, dated 4/30/07, due 5/1/07, maturity value $153,901 (collateralized by non-U.S. government debt securities, value $161,996, 2.48% to 6.13%, 1/15/08 to 7/27/26).	153,878	153,878
Bear Stearns Companies Inc. (The) 5.24%, dated 4/30/07, due 5/1/07, maturity value $115,426 (collateralized by non-U.S. government debt securities, value $127,269, 0.45% to 8.35%, 10/17/18 to 11/25/52).	115,409	115,409
Bear Stearns Companies Inc. (The) 5.37%, dated 4/30/07, due 5/1/07, maturity value $115,426 (collateralized by U.S. government obligations, value $118,023, 4.50% to 8.75%, 5/1/08 to 4/1/37).	115,409	115,409
Citigroup Global Markets Holdings Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $115,426 (collateralized by non-U.S. government debt securities, value $122,744, 0.00% to 6.00%, 2/7/17 to 11/30/60).	115,409	115,409
Greenwich Capital Markets Inc. 5.46%, dated 4/30/07, due 5/1/07, maturity value $76,951 (collateralized by non-U.S. government debt securities, value $84,885, 6.43% to 7.34%, 6/1/13 to 1/5/37).	76,939	76,939
HSBC Securities Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $38,476 (collateralized by non-U.S. government debt securities, value $40,504, 5.26% to 5.95%, 5/1/32 to 6/1/46).	38,470	38,470
JP Morgan Securities Inc. 5.41%, dated 4/30/07, due 5/1/07, maturity value $19,238 (collateralized by non-U.S. government debt securities, value $20,254, 6.13% to 6.75%, 4/1/13 to 1/15/16).	19,235	19,235
Lehman Brothers Holdings Inc. 5.44%, dated 4/30/07, due 5/1/07, maturity value $346,278 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $362,172, 0.00% to 12.00%, 6/1/07 to 7/1/45).	346,226	346,226
Merrill Lynch & Co. Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $76,950 (collateralized by non-U.S. government debt securities, value $79,697, 4.13% to 8.13%, 9/1/09 to 10/1/26).	76,939	76,939
Morgan Stanley 5.36%, dated 4/30/07, due 5/1/07, maturity value $76,950 (collateralized by non-U.S. government debt securities, value $81,067, 4.70% to 6.57%, 12/15/14 to 6/12/47).	76,939	76,939

		1,207,176
TIME DEPOSITS(c)—0.04%
Branch Banking & Trust
5.25%, 05/01/07	212,624	212,624
Societe Generale
5.27%, 05/01/07	269,287	269,287

SunTrust Bank
5.25%, 05/01/07	134,643	134,643

		616,554
VARIABLE & FLOATING RATE NOTES(c)—0.12%
Arkle Master Issuer PLC
5.30%, 11/19/07(d)	57,704	57,702
ASIF Global Financing
5.40%, 05/03/07(d)	7,694	7,694
Brigantine High Grade Funding Ltd.
5.35%, 09/05/07(d)	73,862	73,857
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	42,316	42,316
Commodore CDO Ltd.
5.42%, 12/12/07	16,538	16,538
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	824	824
Granite Master Issuer PLC
5.29%, 08/20/07(d)	269,287	269,287
Harrier Finance Funding LLC
5.29%, 08/07/07(d)	38,470	38,467
Holmes Financing PLC
5.29%, 07/16/07(d)	134,643	134,643
JP Morgan Securities Inc.
5.40%, 11/16/07	153,878	153,878
JPMorgan Chase & Co.
5.45%, 07/27/07(g)	153,878	153,878
Leafs LLC
5.32%, 01/22/08	74,337	74,337
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	84,633	84,632
Master Funding LLC
5.35%, 05/25/07(d)	69,994	69,994
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	84,633	84,633
Metropolitan Life Insurance Funding Agreement
5.43%, 08/01/07(d)(g)	7,694	7,694
Mound Financing PLC
5.29%, 05/08/07(d)	72,323	72,323
National City Bank of Indiana
5.34%, 05/21/07	38,470	38,470
Newcastle Ltd.
5.34%, 01/24/08(d)	50,010	50,003
Sedna Finance Inc.
5.32%, 05/25/07(d)	34,623	34,622
Strips III LLC
5.37%, 07/24/07(d)	14,633	14,633
SunTrust Bank
5.29%, 05/01/07	76,939	76,939
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(d)	80,066	80,065
Wachovia Bank N.A.
5.36%, 05/22/07	194,656	194,656
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	57,704	57,712
White Pine Finance LLC
5.31%, 05/22/07(d)	42,316	42,316
Wind Master Trust
5.31%, 07/25/07(d)	30,776	30,776

		1,962,889

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,275,296)	24,275,296

TOTAL INVESTMENTS IN SECURITIES—101.46%
(Cost: $1,329,575,334)	1,600,407,079
Other Assets, Less Liabilities—(1.46)%	(23,053,305)

NET ASSETS—100.00%	$1,577,353,774

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS NETWORKING INDEX FUND

April 30, 2007

Security	Shares	Value

COMMON STOCKS—99.91%

COMPUTERS—11.65%
Research in Motion Ltd.(a)	123,591	$16,262,104
Riverbed Technology Inc.(a)(b)	65,083	2,076,798

		18,338,902
INTERNET—2.36%
F5 Networks Inc.(a)	48,496	3,723,523

		3,723,523
SEMICONDUCTORS—17.28%
Applied Micro Circuits Corp.(a)	481,034	1,351,705
Broadcom Corp. Class A(a)	395,716	12,880,556
Conexant Systems Inc.(a)	668,633	1,036,381
Marvell Technology Group Ltd.(a)	447,592	7,219,659
PMC-Sierra Inc.(a)	244,910	1,893,154
SiRF Technology Holdings Inc.(a)	61,012	1,480,151
Skyworks Solutions Inc.(a)	195,438	1,346,568

		27,208,174
TELECOMMUNICATIONS—68.62%
ADC Telecommunications Inc.(a)	134,659	2,477,726
ADTRAN Inc.	99,000	2,519,550
Andrew Corp.(a)	219,325	2,395,029
Atheros Communications Inc.(a)	63,806	1,709,363
Avaya Inc.(a)	429,166	5,544,825
Ciena Corp.(a)	99,486	2,901,012
Cisco Systems Inc.(a)	539,957	14,438,450
Corning Inc.(a)	635,281	15,068,865
Foundry Networks Inc.(a)	155,072	2,344,689
InterDigital Communications Corp.(a)	58,044	1,908,487
JDS Uniphase Corp.(a)	219,259	3,613,388
Juniper Networks Inc.(a)	339,997	7,602,333
Motorola Inc.	425,809	7,379,270
Nortel Networks Corp.(a)	275,809	6,310,510
Polycom Inc.(a)	106,851	3,558,138
Powerwave Technologies Inc.(a)	191,321	1,191,930
QUALCOMM Inc.	325,912	14,274,945
Sonus Networks Inc.(a)	273,967	2,117,765
Sycamore Networks Inc.(a)	426,010	1,563,457
Tekelec(a)	80,502	1,154,399
Tellabs Inc.(a)	481,371	5,112,160
3Com Corp.(a)	451,634	1,820,085
UTStarcom Inc.(a)(b)	147,135	1,050,544

		108,056,920

TOTAL COMMON STOCKS
(Cost: $190,953,524)		157,327,519

Security	Shares or Principal	Value
SHORT-TERM INVESTMENTS—1.82%

CERTIFICATES OF DEPOSIT(c)—0.05%
Credit Suisse First Boston NY
5.33%-5.43%, 07/17/07-08/21/07	$30,464	30,464
Deutsche Bank AG
5.35%, 08/08/07	54,401	54,401

		84,865
COMMERCIAL PAPER(c)—0.35%
BNP Paribas Finance Inc.
5.12%, 06/06/07	7,616	7,577
Concord Minutemen Capital Co. LLC
5.29%-5.30%, 05/03/07-05/16/07(d)	70,813	70,726
Crown Point Capital Co. LLC
5.20%-5.29%, 05/03/07-07/18/07(d)	60,103	59,794
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07	38,081	37,759
Grampian Funding LLC
5.14%, 06/06/07(d)	32,641	32,473
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	21,760	21,649
Irish Permanent Treasury PLC
5.18%, 07/10/07	10,880	10,771
KKR Pacific Funding Trust
5.30%, 05/10/07(d)	24,204	24,172
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(d)	27,494	27,268
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(d)	49,091	49,061
Nestle Capital Corp.
5.19%, 08/09/07(d)	13,056	12,868
Park Sienna LLC
5.30%, 05/18/07(d)	13,056	13,024
Simba Funding Corp.
5.20%, 07/23/07(d)	21,760	21,500
Societe Generale
5.18%, 05/16/07(d)	54,401	54,284
Thornburg Mortgage Capital Resources LLC
5.30%, 05/14/07(d)	10,880	10,859
Ticonderoga Funding LLC
5.27%, 05/17/07(d)	11,423	11,396
Tulip Funding Corp.
5.29%, 05/08/07(d)	45,697	45,650
Westpac Banking Corp.
5.20%, 07/12/07(d)	19,584	19,381
Zela Finance Inc.
5.20%, 07/16/07(d)	13,056	12,913

		543,125
MEDIUM-TERM NOTES(c)—0.03%
Cullinan Finance Corp.
5.71%, 06/28/07(d)	16,320	16,320
K2 USA LLC
5.39%, 06/04/07(d)	16,320	16,320
Sigma Finance Inc.
5.51%, 06/18/07(d)	17,844	17,844

		50,484

MONEY MARKET FUNDS—0.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	57,296	57,296
BGI Cash Premier Fund LLC
5.31%(c)(e)(f)	1,055,199	1,055,199

		1,112,495
REPURCHASE AGREEMENTS(c)—0.22%
Banc of America Securities LLC 5.36%, dated 4/30/07, due 5/1/07, maturity value $20,458 (collateralized by non-U.S. government debt securities, value $21,125, 4.63% to 8.00%, 5/1/07 to 9/15/07).	$20,455	20,455
Bank of America N.A. 5.36%, dated 4/30/07, due 5/1/07, maturity value $43,527 (collateralized by non-U.S. government debt securities, value $45,817, 2.48% to 6.13%, 1/15/08 to 7/27/26).	43,521	43,521
Bear Stearns Companies Inc. (The) 5.24%, dated 4/30/07, due 5/1/07, maturity value $32,646 (collateralized by non-U.S. government debt securities, value $35,995, 0.45% to 8.35%, 10/17/18 to 11/25/52).	32,641	32,641
Bear Stearns Companies Inc. (The) 5.37%, dated 4/30/07, due 5/1/07, maturity value $32,646 (collateralized by U.S. government obligations, value $33,381, 4.50% to 8.75%, 5/1/08 to 4/1/37).	32,641	32,641
Citigroup Global Markets Holdings Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $32,646 (collateralized by non-U.S. government debt securities, value $34,716, 0.00% to 6.00%, 2/7/17 to 11/30/60).	32,641	32,641
Greenwich Capital Markets Inc. 5.46%, dated 4/30/07, due 5/1/07, maturity value $21,763 (collateralized by non-U.S. government debt securities, value $24,007, 6.43% to 7.34%, 6/1/13 to 1/5/37).	21,760	21,760
HSBC Securities Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $10,882 (collateralized by non-U.S. government debt securities, value $11,455, 5.26% to 5.95%, 5/1/32 to 6/1/46).	10,880	10,880
JP Morgan Securities Inc. 5.41%, dated 4/30/07, due 5/1/07, maturity value $5,441 (collateralized by non-U.S. government debt securities, value $5,728, 6.13% to 6.75%, 4/1/13 to 1/15/16).	5,440	5,440
Lehman Brothers Holdings Inc. 5.44%, dated 4/30/07, due 5/1/07, maturity value $97,937 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $102,432, 0.00% to 12.00%, 6/1/07 to 7/1/45).	97,922	97,922
Merrill Lynch & Co. Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $21,763 (collateralized by non-U.S. government debt securities, value $22,540, 4.13% to 8.13%, 9/1/09 to 10/1/26).	21,760	21,760
Morgan Stanley 5.36%, dated 4/30/07, due 5/1/07, maturity value $21,763 (collateralized by non-U.S. government debt securities, value $22,927, 4.70% to 6.57%, 12/15/14 to 6/12/47).	21,760	21,760

		341,421

TIME DEPOSITS(c)—0.11%
Branch Banking & Trust
5.25%, 05/01/07	60,136	60,136
Societe Generale
5.27%, 05/01/07	76,162	76,162
SunTrust Bank
5.25%, 05/01/07	38,081	38,081

		174,379
VARIABLE & FLOATING RATE NOTES(c)—0.35%
Arkle Master Issuer PLC
5.30%, 11/19/07(d)	16,320	16,322
ASIF Global Financing
5.40%, 05/03/07(d)	2,176	2,176
Brigantine High Grade Funding Ltd.
5.35%, 09/05/07(d)	20,890	20,889
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	11,968	11,968
Commodore CDO Ltd.
5.42%, 12/12/07	4,677	4,677
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	233	233
Granite Master Issuer PLC
5.29%, 08/20/07(d)	76,162	76,162
Harrier Finance Funding LLC
5.29%, 08/07/07(d)	10,880	10,880
Holmes Financing PLC
5.29%, 07/16/07(d)	38,081	38,081
JP Morgan Securities Inc.
5.40%, 11/16/07	43,521	43,521
JPMorgan Chase & Co.
5.45%, 07/27/07(g)	43,521	43,521
Leafs LLC
5.32%, 01/22/08	21,024	21,024
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	23,936	23,936
Master Funding LLC
5.35%, 05/25/07(d)	19,796	19,796
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	23,936	23,936
Metropolitan Life Insurance Funding Agreement
5.43%, 08/01/07(d)(g)	2,176	2,176
Mound Financing PLC
5.29%, 05/08/07(d)	20,455	20,455
National City Bank of Indiana
5.34%, 05/21/07	10,880	10,880
Newcastle Ltd.
5.34%, 01/24/08(d)	14,144	14,142
Sedna Finance Inc.
5.32%, 05/25/07(d)	9,792	9,792
Strips III LLC
5.37%, 07/24/07(d)	4,139	4,139
SunTrust Bank
5.29%, 05/01/07	21,760	21,760

Wachovia Asset Securitization Inc.
5.31%, 05/25/07(d)	22,645	22,644
Wachovia Bank N.A.
5.36%, 05/22/07	55,054	55,054
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	16,320	16,323
White Pine Finance LLC
5.31%, 05/22/07(d)	11,968	11,968
Wind Master Trust
5.31%, 07/25/07(d)	8,704	8,704

		555,159

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,861,928)		2,861,928

TOTAL INVESTMENTS IN SECURITIES—101.73%
(Cost: $193,815,452)		160,189,447
Other Assets, Less Liabilities—(1.73)%		(2,727,070)

NET ASSETS—100.00%		$157,462,377

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SEMICONDUCTOR INDEX FUND

April 30, 2007

Security	Shares	Value

COMMON STOCKS—99.92%

COMPUTERS—2.53%
SanDisk Corp.(a)	161,773	$7,029,037

		7,029,037
ELECTRICAL COMPONENTS & EQUIPMENT—3.42%
ASML Holding NV NYS(a)	349,069	9,512,130

		9,512,130
ELECTRONICS—0.39%
Cymer Inc.(a)	26,841	1,087,329

		1,087,329
SEMICONDUCTORS—85.87%
Advanced Micro Devices Inc.(a)	393,386	5,436,595
Altera Corp.(a)	260,439	5,870,295
AMIS Holdings Inc.(a)	63,292	734,187
Amkor Technology Inc.(a)	128,182	1,793,266
Analog Devices Inc.	245,978	9,499,670
Applied Materials Inc.	992,022	19,066,663
Applied Micro Circuits Corp.(a)	212,101	596,004
ASE Test Ltd.(a)	70,008	898,203
Atmel Corp.(a)	349,648	1,860,127
Broadcom Corp. Class A(a)	337,064	10,971,433
Conexant Systems Inc.(a)	347,105	538,013
Cree Inc.(a)(b)	54,456	1,110,902
Cypress Semiconductor Corp.(a)	102,466	2,338,274
Entegris Inc.(a)	95,635	1,120,842
Fairchild Semiconductor International Inc. Class A(a)	87,885	1,546,776
FormFactor Inc.(a)	33,310	1,375,370
Integrated Device Technology Inc.(a)	142,881	2,140,357
Intel Corp.	1,121,298	24,107,907
International Rectifier Corp.(a)	51,969	1,833,466
Intersil Corp. Class A	99,541	2,965,326
KLA-Tencor Corp.	143,124	7,950,538
Lam Research Corp.(a)	102,573	5,516,376
Linear Technology Corp.	215,099	8,049,005
LSI Corp.(a)	551,446	4,687,291
Marvell Technology Group Ltd.(a)	421,075	6,791,940
Maxim Integrated Products Inc.	230,649	7,316,186
MEMC Electronic Materials Inc.(a)	159,270	8,740,738
Micrel Inc.(a)	56,940	714,597
Microchip Technology Inc.	155,280	6,263,995
Micron Technology Inc.(a)	540,580	6,200,453
Microsemi Corp.(a)	50,822	1,174,496
MKS Instruments Inc.(a)	40,647	1,095,437
National Semiconductor Corp.	240,698	6,330,357
Novellus Systems Inc.(a)	89,059	2,882,840
NVIDIA Corp.(a)	253,277	8,330,281
ON Semiconductor Corp.(a)	232,873	2,494,070

PMC-Sierra Inc.(a)	150,639	1,164,440
Rambus Inc.(a)	73,820	1,462,374
Semtech Corp.(a)	51,836	747,475
Silicon Image Inc.(a)	61,932	542,524
Silicon Laboratories Inc.(a)	39,607	1,299,506
Skyworks Solutions Inc.(a)	115,809	797,924
Spansion Inc. Class A(a)	91,078	894,386
STMicroelectronics NV NYS	651,086	12,670,134
Teradyne Inc.(a)	136,892	2,388,765
Texas Instruments Inc.	779,180	26,780,417
Varian Semiconductor Equipment Associates Inc.(a)	39,722	2,635,952
Xilinx Inc.	241,947	7,132,598

		238,858,771
SOFTWARE—0.31%
Trident Microsystems Inc.(a)	41,022	870,897

		870,897
TELECOMMUNICATIONS—7.40%
Atheros Communications Inc.(a)	37,009	991,471
Motorola Inc.	1,081,280	18,738,582
RF Micro Devices Inc.(a)	138,500	865,625

		20,595,678

TOTAL COMMON STOCKS
(Cost: $318,321,519)		277,953,842

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.48%

MONEY MARKET FUNDS—0.48%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(d)	206,009	206,009
BGI Cash Premier Fund LLC
5.31%(c)(d)(e)	1,139,343	1,139,343

		1,345,352

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,345,352)		1,345,352

TOTAL INVESTMENTS IN SECURITIES—100.40%
(Cost: $319,666,871)		279,299,194
Other Assets, Less Liabilities—(0.40)%		(1,126,089)

NET ASSETS—100.00%		$278,173,105

NYS - New York Registered Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS SOFTWARE INDEX FUND

April 30, 2007

Security	Shares	Value

COMMON STOCKS—100.00%

COMPUTERS—5.51%
Cadence Design Systems Inc.(a)	181,066	$4,019,665
Kronos Inc.(a)	20,807	1,135,438
Mentor Graphics Corp.(a)(b)	54,101	875,354
Synopsys Inc.(a)	92,089	2,547,182

		8,577,639
ENTERTAINMENT—0.52%
Macrovision Corp.(a)	33,466	812,220

		812,220
INTERNET—17.07%
Check Point Software Technologies Ltd.(a)	159,447	3,754,977
McAfee Inc.(a)	104,116	3,382,729
Openwave Systems Inc.(a)	61,663	453,223
Symantec Corp.(a)	612,117	10,773,259
TIBCO Software Inc.(a)	137,887	1,257,529
VeriSign Inc.(a)	159,983	4,375,535
WebEx Communications Inc.(a)	32,861	1,864,533
Websense Inc.(a)	29,113	719,382

		26,581,167
SOFTWARE—73.83%
Activision Inc.(a)	182,981	3,659,620
Adobe Systems Inc.(a)	337,564	14,029,160
Advent Software Inc.(a)	18,078	606,698
ANSYS Inc.(a)	25,154	1,287,885
Autodesk Inc.(a)	151,206	6,240,272
BEA Systems Inc.(a)	255,843	3,016,389
BMC Software Inc.(a)	133,846	4,332,595
CA Inc.	343,485	9,363,401
Citrix Systems Inc.(a)	117,856	3,842,106
Cognos Inc.(a)	58,576	2,525,211
Compuware Corp.(a)	229,909	2,269,202
Electronic Arts Inc.(a)	201,312	10,148,138
Fair Isaac Corp.	41,046	1,465,753
Informatica Corp.(a)	56,469	831,224
Intuit Inc.(a)	225,293	6,409,586
Lawson Software Inc.(a)	122,392	1,089,289
Microsoft Corp.	441,699	13,224,468
Midway Games Inc.(a)(b)	59,084	407,679
Novell Inc.(a)	221,302	1,615,505
Nuance Communications Inc.(a)	110,292	1,699,600
Open Text Corp.(a)	32,070	738,251
Oracle Corp.(a)	728,173	13,689,652
Parametric Technology Corp.(a)	72,886	1,295,184
Quest Software Inc.(a)	66,292	1,127,627
Red Hat Inc.(a)	124,774	2,637,722
Salesforce.com Inc.(a)	74,076	3,111,192
Sybase Inc.(a)	59,479	1,438,797

Take-Two Interactive Software Inc.(a)(b)	47,373	908,140
THQ Inc.(a)	41,988	1,401,139
Wind River Systems Inc.(a)	56,067	551,139

		114,962,624
TELECOMMUNICATIONS—3.07%
Amdocs Ltd.(a)	130,025	4,778,419

		4,778,419

TOTAL COMMON STOCKS
(Cost: $165,793,435)		155,712,069

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.39%

CERTIFICATES OF DEPOSIT(c)—0.01%
Credit Suisse First Boston NY
5.33%-5.43%, 07/17/07-08/21/07	$1,985	1,985
Deutsche Bank AG
5.35%, 08/08/07	3,545	3,545

		5,530
COMMERCIAL PAPER(c)—0.02%
BNP Paribas Finance Inc.
5.12%, 06/06/07	496	494
Concord Minutemen Capital Co. LLC
5.29%-5.30%, 05/03/07-05/16/07(d)	4,614	4,608
Crown Point Capital Co. LLC
5.20%-5.29%, 05/03/07-07/18/07(d)	3,917	3,897
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07	2,481	2,460
Grampian Funding LLC
5.14%, 06/06/07(d)	2,127	2,116
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	1,418	1,411
Irish Permanent Treasury PLC
5.18%, 07/10/07	709	702
KKR Pacific Funding Trust
5.30%, 05/10/07(d)	1,577	1,575
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(d)	1,792	1,776
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(d)	3,199	3,197
Nestle Capital Corp.
5.19%, 08/09/07(d)	851	839
Park Sienna LLC
5.30%, 05/18/07(d)	851	849
Simba Funding Corp.
5.20%, 07/23/07(d)	1,418	1,401
Societe Generale
5.18%, 05/16/07(d)	3,545	3,537
Thornburg Mortgage Capital Resources LLC
5.30%, 05/14/07(d)	709	708
Ticonderoga Funding LLC
5.27%, 05/17/07(d)	744	743
Tulip Funding Corp.
5.29%, 05/08/07(d)	2,978	2,975

Westpac Banking Corp.
5.20%, 07/12/07(d)	1,276	1,263
Zela Finance Inc.
5.20%, 07/16/07(d)	851	841

		35,392
MEDIUM-TERM NOTES(c)—0.00%
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,063	1,063
K2 USA LLC
5.39%, 06/04/07(d)	1,063	1,063
Sigma Finance Inc.
5.51%, 06/18/07(d)	1,163	1,163

		3,289
MONEY MARKET FUNDS—1.31%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	132,977	132,977
BGI Cash Premier Fund LLC
5.31%(c)(e)(f)	1,910,140	1,910,140

		2,043,117
REPURCHASE AGREEMENTS(c)—0.02%
Banc of America Securities LLC 5.36%, dated 4/30/07, due 5/1/07, maturity value $1,333 (collateralized by non-U.S. government debt securities, value $1,376, 4.63% to 8.00%, 5/1/07 to 9/15/07).	$1,333	1,333
Bank of America N.A. 5.36%, dated 4/30/07, due 5/1/07, maturity value $2,836 (collateralized by non-U.S. government debt securities, value $2,985, 2.48% to 6.13%, 1/15/08 to 7/27/26).	2,836	2,836
Bear Stearns Companies Inc. (The) 5.24%, dated 4/30/07, due 5/1/07, maturity value $2,127 (collateralized by non-U.S. government debt securities, value $2,345, 0.45% to 8.35%, 10/17/18 to 11/25/52).	2,127	2,127
Bear Stearns Companies Inc. (The) 5.37%, dated 4/30/07, due 5/1/07, maturity value $2,127 (collateralized by U.S. government obligations, value $2,175, 4.50% to 8.75%, 5/1/08 to 4/1/37).	2,127	2,127
Citigroup Global Markets Holdings Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $2,127 (collateralized by non-U.S. government debt securities, value $2,262, 0.00% to 6.00%, 2/7/17 to 11/30/60).	2,127	2,127
Greenwich Capital Markets Inc. 5.46%, dated 4/30/07, due 5/1/07, maturity value $1,418 (collateralized by non-U.S. government debt securities, value $1,564, 6.43% to 7.34%, 6/1/13 to 1/5/37).	1,418	1,418
HSBC Securities Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $709 (collateralized by non-U.S. government debt securities, value $746, 5.26% to 5.95%, 5/1/32 to 6/1/46).	709	709
JP Morgan Securities Inc. 5.41%, dated 4/30/07, due 5/1/07, maturity value $354 (collateralized by non-U.S. government debt securities, value $373, 6.13% to 6.75%, 4/1/13 to 1/15/16).	354	354

Lehman Brothers Holdings Inc. 5.44%, dated 4/30/07, due 5/1/07, maturity value $6,382 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $6,675, 0.00% to 12.00%, 6/1/07 to 7/1/45).	6,381	6,381
Merrill Lynch & Co. Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $1,418 (collateralized by non-U.S. government debt securities, value $1,469, 4.13% to 8.13%, 9/1/09 to 10/1/26).	1,418	1,418
Morgan Stanley 5.36%, dated 4/30/07, due 5/1/07, maturity value $1,418 (collateralized by non-U.S. government debt securities, value $1,494, 4.70% to 6.57%, 12/15/14 to 6/12/47).	1,418	1,418

		22,248
TIME DEPOSITS(c)—0.01%
Branch Banking & Trust
5.25%, 05/01/07	3,919	3,919
Societe Generale
5.27%, 05/01/07	4,963	4,963
SunTrust Bank
5.25%, 05/01/07	2,481	2,481

		11,363
VARIABLE & FLOATING RATE NOTES(c)—0.02%
Arkle Master Issuer PLC
5.30%, 11/19/07(d)	1,063	1,063
ASIF Global Financing
5.40%, 05/03/07(d)	142	142
Brigantine High Grade Funding Ltd.
5.35%, 09/05/07(d)	1,361	1,361
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	780	780
Commodore CDO Ltd.
5.42%, 12/12/07	305	305
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	15	15
Granite Master Issuer PLC
5.29%, 08/20/07(d)	4,963	4,963
Harrier Finance Funding LLC
5.29%, 08/07/07(d)	709	709
Holmes Financing PLC
5.29%, 07/16/07(d)	2,481	2,481
JP Morgan Securities Inc.
5.40%, 11/16/07	2,836	2,836
JPMorgan Chase & Co.
5.45%, 07/27/07(g)	2,836	2,836
Leafs LLC
5.32%, 01/22/08	1,370	1,370
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	1,560	1,560
Master Funding LLC
5.35%, 05/25/07(d)	1,290	1,290
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	1,560	1,560
Metropolitan Life Insurance Funding Agreement
5.43%, 08/01/07(d)(g)	142	142
Mound Financing PLC
5.29%, 05/08/07(d)	1,333	1,333

National City Bank of Indiana
5.34%, 05/21/07	709	709
Newcastle Ltd.
5.34%, 01/24/08(d)	922	922
Sedna Finance Inc.
5.32%, 05/25/07(d)	638	638
Strips III LLC
5.37%, 07/24/07(d)	270	270
SunTrust Bank
5.29%, 05/01/07	1,418	1,418
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(d)	1,476	1,476
Wachovia Bank N.A.
5.36%, 05/22/07	3,588	3,588
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,063	1,064
White Pine Finance LLC
5.31%, 05/22/07(d)	780	780
Wind Master Trust
5.31%, 07/25/07(d)	567	567

		36,178

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,157,117)		2,157,117

TOTAL INVESTMENTS IN SECURITIES—101.39%
(Cost: $167,950,552)		157,869,186
Other Assets, Less Liabilities—(1.39)%		(2,164,541)

NET ASSETS—100.00%		$155,704,645

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GOLDMAN SACHS TECHNOLOGY INDEX FUND

April 30, 2007

Security	Shares	Value

COMMON STOCKS—99.84%

COMMERCIAL SERVICES—2.22%
Accenture Ltd.	66,191	$2,588,068
BearingPoint Inc.(a)	22,729	166,831
ChoicePoint Inc.(a)	9,097	345,413
Convergys Corp.(a)	15,694	396,430
Euronet Worldwide Inc.(a)	4,205	117,109
Hewitt Associates Inc. Class A(a)	12,499	371,845
Net 1 UEPS Technologies Inc.(a)	5,689	143,249
SAIC Inc.(a)	9,710	177,596
Western Union Co.	86,675	1,824,509
Wright Express Corp.(a)	4,565	143,843

		6,274,893
COMPUTERS—25.19%
Affiliated Computer Services Inc. Class A(a)	12,692	760,378
Apple Inc.(a)	96,601	9,640,780
BISYS Group Inc. (The)(a)	13,582	157,144
Brocade Communications Systems Inc.(a)	40,869	399,290
CACI International Inc. Class A(a)	3,454	157,951
Cadence Design Systems Inc.(a)	31,465	698,523
Ceridian Corp.(a)	15,811	533,779
Cognizant Technology Solutions Corp.(a)	16,076	1,437,194
Computer Sciences Corp.(a)	19,430	1,079,142
Dell Inc.(a)	257,267	6,485,701
DST Systems Inc.(a)	7,503	585,609
Electronic Data Systems Corp.	58,592	1,713,230
Electronics For Imaging Inc.(a)	6,406	170,848
EMC Corp.(a)	249,435	3,786,423
Gateway Inc.(a)	43,216	94,643
Henry (Jack) & Associates Inc.	10,233	243,034
Hewlett-Packard Co.	310,184	13,071,154
Imation Corp.	3,933	145,167
International Business Machines Corp.	170,586	17,435,595
Komag Inc.(a)(b)	3,506	96,450
Kronos Inc.(a)	3,649	199,126
Lexmark International Inc. Class A(a)	11,108	605,386
Logitech International SA ADR(a)	21,744	585,131
Mentor Graphics Corp.(a)	9,339	151,105
Network Appliance Inc.(a)	42,183	1,569,629
Palm Inc.(a)	11,706	197,597
Perot Systems Corp. Class A(a)	13,442	240,612
Research in Motion Ltd.(a)	20,827	2,740,417
Riverbed Technology Inc.(a)(b)	7,444	237,538
SanDisk Corp.(a)	25,545	1,109,930
Seagate Technology	65,036	1,440,547
SRA International Inc. Class A(a)	4,714	115,163
Sun Microsystems Inc.(a)	398,631	2,080,854
Synopsys Inc.(a)	16,076	444,662
Unisys Corp.(a)	38,828	304,412
Western Digital Corp.(a)	24,977	441,593

		71,155,737

DISTRIBUTION & WHOLESALE—0.36%
CDW Corp.	8,903	641,105
Ingram Micro Inc. Class A(a)	18,891	370,641

		1,011,746
ELECTRICAL COMPONENTS & EQUIPMENT—0.53%
ASML Holding NV NYS(a)	55,000	1,498,750

		1,498,750
ELECTRONICS—2.78%
Agilent Technologies Inc.(a)	46,306	1,591,537
Amphenol Corp. Class A	19,817	695,775
Arrow Electronics Inc.(a)	13,898	549,249
Avnet Inc.(a)	16,656	681,230
AVX Corp.	19,393	322,700
Benchmark Electronics Inc.(a)	7,293	154,466
Celestica Inc.(a)	22,247	151,057
Cymer Inc.(a)	4,182	169,413
Flextronics International Ltd.(a)	65,779	733,436
Jabil Circuit Inc.	24,121	562,019
Nam Tai Electronics Inc.	4,986	64,619
National Instruments Corp.	9,039	251,827
PerkinElmer Inc.	13,857	335,339
Plexus Corp.(a)	5,199	108,971
Sanmina-SCI Corp.(a)	60,057	207,197
Solectron Corp.(a)	101,762	340,903
Tektronix Inc.	9,288	272,974
Trimble Navigation Ltd.(a)	12,542	359,705
Vishay Intertechnology Inc.(a)	19,158	318,981

		7,871,398
ENTERTAINMENT—0.05%
Macrovision Corp.(a)	5,778	140,232

		140,232
INTERNET—12.15%
Akamai Technologies Inc.(a)	17,687	779,643
Amazon.com Inc.(a)	46,663	2,861,842
Avocent Corp.(a)	5,718	160,161
Check Point Software Technologies Ltd.(a)	27,728	652,994
CheckFree Corp.(a)	10,094	339,764
CNET Networks Inc.(a)	16,898	142,450
Digital River Inc.(a)	4,534	265,375
EarthLink Inc.(a)	13,820	105,861
eBay Inc.(a)	157,884	5,358,583
Equinix Inc.(a)	3,297	275,201
Expedia Inc.(a)	34,613	817,559
F5 Networks Inc.(a)	4,563	350,347
Google Inc. Class A(a)	25,298	11,924,971
IAC/InterActiveCorp(a)	30,425	1,159,801
McAfee Inc.(a)	18,127	588,946
NetFlix Inc.(a)(b)	7,713	170,997
Openwave Systems Inc.(a)	10,656	78,322
Priceline.com Inc.(a)	4,105	228,402
RealNetworks Inc.(a)	18,213	137,508
Symantec Corp.(a)	106,248	1,869,965
TIBCO Software Inc.(a)	23,797	217,029
ValueClick Inc.(a)	11,022	315,229
VeriSign Inc.(a)	27,795	760,193
WebEx Communications Inc.(a)	5,456	309,573
Websense Inc.(a)	5,104	126,120
Yahoo! Inc.(a)	154,052	4,319,618

		34,316,454

MACHINERY—0.17%
Intermec Inc.(a)	7,005	156,422
Zebra Technologies Corp. Class A(a)	7,926	315,376

		471,798
SEMICONDUCTORS—17.80%
Advanced Micro Devices Inc.(a)	62,085	858,015
Altera Corp.(a)	40,986	923,824
AMIS Holdings Inc.(a)	9,918	115,049
Amkor Technology Inc.(a)	20,082	280,947
Analog Devices Inc.	38,796	1,498,302
Applied Materials Inc.	156,297	3,004,028
Applied Micro Circuits Corp.(a)	33,776	94,911
ASE Test Ltd.(a)	11,226	144,030
Atmel Corp.(a)	54,858	291,845
Broadcom Corp. Class A(a)	53,099	1,728,372
Conexant Systems Inc.(a)	54,446	84,391
Cree Inc.(a)(b)	8,694	177,358
Cypress Semiconductor Corp.(a)	16,226	370,277
Emulex Corp.(a)	9,708	203,674
Entegris Inc.(a)	15,044	176,316
Fairchild Semiconductor International Inc. Class A(a)	13,806	242,986
FormFactor Inc.(a)	5,280	218,011
Integrated Device Technology Inc.(a)	22,392	335,432
Intel Corp.	652,988	14,039,242
International Rectifier Corp.(a)	8,133	286,932
Intersil Corp. Class A	15,730	468,597
KLA-Tencor Corp.	22,521	1,251,042
Lam Research Corp.(a)	16,145	868,278
Linear Technology Corp.	33,816	1,265,395
LSI Corp.(a)	86,899	738,641
Marvell Technology Group Ltd.(a)	66,174	1,067,387
Maxim Integrated Products Inc.	36,281	1,150,833
MEMC Electronic Materials Inc.(a)	25,199	1,382,921
Micrel Inc.(a)	8,838	110,917
Microchip Technology Inc.	24,424	985,264
Micron Technology Inc.(a)	85,315	978,563
Microsemi Corp.(a)	8,028	185,527
MKS Instruments Inc.(a)	6,351	171,159
National Semiconductor Corp.	37,893	996,586
Novellus Systems Inc.(a)	14,060	455,122
NVIDIA Corp.(a)	40,009	1,315,896
OmniVision Technologies Inc.(a)(b)	6,059	81,918
ON Semiconductor Corp.(a)	36,685	392,896
PMC-Sierra Inc.(a)	23,662	182,907
QLogic Corp.(a)	17,769	317,710
Rambus Inc.(a)	11,591	229,618
Semtech Corp.(a)	8,224	118,590
Silicon Image Inc.(a)	9,622	84,289
Silicon Laboratories Inc.(a)	6,144	201,585
SiRF Technology Holdings Inc.(a)	5,848	141,872
Skyworks Solutions Inc.(a)	18,158	125,109
Spansion Inc. Class A(a)	14,546	142,842
STMicroelectronics NV NYS	102,564	1,995,895
Teradyne Inc.(a)	21,656	377,897
Texas Instruments Inc.	168,048	5,775,810
Varian Semiconductor Equipment Associates Inc.(a)	6,208	411,963
Xilinx Inc.	38,061	1,122,038
Zoran Corp.(a)	5,520	109,627

		50,278,636

SOFTWARE—22.45%
Activision Inc.(a)	31,827	636,540
Acxiom Corp.	8,765	198,089
Adobe Systems Inc.(a)	66,074	2,746,035
Advent Software Inc.(a)	3,113	104,472
ANSYS Inc.(a)	4,354	222,925
Autodesk Inc.(a)	26,192	1,080,944
Automatic Data Processing Inc.	62,149	2,781,789
Avid Technology Inc.(a)(b)	4,621	153,648
BEA Systems Inc.(a)	44,553	525,280
BMC Software Inc.(a)	23,256	752,797
CA Inc.	59,646	1,625,950
Citrix Systems Inc.(a)	20,487	667,876
Cognos Inc.(a)	10,234	441,188
Compuware Corp.(a)	40,157	396,350
CSG Systems International Inc.(a)	5,346	143,166
Electronic Arts Inc.(a)	34,941	1,761,376
Fair Isaac Corp.	7,083	252,934
Fidelity National Information Services Inc.	33,147	1,674,918
First Data Corp.	86,739	2,810,344
Fiserv Inc.(a)	19,580	1,041,069
Global Payments Inc.	9,036	343,187
Informatica Corp.(a)	9,980	146,906
Intuit Inc.(a)	39,030	1,110,404
Keane Inc.(a)	6,577	92,210
Lawson Software Inc.(a)	21,142	188,164
MasterCard Inc. Class A	9,010	1,006,237
Microsoft Corp.	801,758	24,004,635
Midway Games Inc.(a)(b)	10,451	72,112
NAVTEQ Corp.(a)	10,526	372,199
Novell Inc.(a)	38,206	278,904
Nuance Communications Inc.(a)	19,055	293,638
Open Text Corp.(a)	5,679	130,731
Oracle Corp.(a)	588,376	11,061,469
Parametric Technology Corp.(a)	12,579	223,529
Paychex Inc.	43,098	1,598,936
Quest Software Inc.(a)	11,447	194,713
Red Hat Inc.(a)	21,737	459,520
Salesforce.com Inc.(a)	12,887	541,254
Sybase Inc.(a)	10,263	248,262
Take-Two Interactive Software Inc.(a)(b)	8,176	156,734
THQ Inc.(a)	7,250	241,933
Transaction Systems Architects Inc. Class A(a)	4,239	134,503
Trident Microsystems Inc.(a)	6,449	136,912
VeriFone Holdings Inc.(a)	7,667	270,568
Wind River Systems Inc.(a)	9,723	95,577

		63,420,927
TELECOMMUNICATIONS—16.14%
ADC Telecommunications Inc.(a)	13,210	243,064
ADTRAN Inc.	7,972	202,887
Amdocs Ltd.(a)	22,566	829,301
Andrew Corp.(a)	18,010	196,669
Arris Group Inc.(a)	12,149	180,048
Atheros Communications Inc.(a)	5,936	159,025
Avaya Inc.(a)	51,872	670,186
Black Box Corp.	1,969	71,750
Ciena Corp.(a)	9,506	277,195
Cisco Systems Inc.(a)	687,714	18,389,472
Corning Inc.(a)	177,171	4,202,496

Crown Castle International Corp.(a)	33,932	1,165,225
Foundry Networks Inc.(a)	16,431	248,437
Harris Corp.	15,196	780,315
InterDigital Communications Corp.(a)	5,928	194,913
JDS Uniphase Corp.(a)	23,356	384,907
Juniper Networks Inc.(a)	64,205	1,435,624
Motorola Inc.	273,791	4,744,798
Nortel Networks Corp.(a)	49,191	1,125,490
Polycom Inc.(a)	10,008	333,266
Powerwave Technologies Inc.(a)	14,663	91,350
QUALCOMM Inc.	187,158	8,197,520
RF Micro Devices Inc.(a)	21,696	135,600
Sonus Networks Inc.(a)	28,465	220,034
Sycamore Networks Inc.(a)	31,661	116,196
Syniverse Holdings Inc.(a)	7,744	79,841
Tekelec(a)	7,692	110,303
Tellabs Inc.(a)	50,234	533,485
3Com Corp.(a)	44,700	180,141
UTStarcom Inc.(a)(b)	13,672	97,618

		45,597,156

TOTAL COMMON STOCKS
(Cost: $298,972,055)		282,037,727

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.58%

CERTIFICATES OF DEPOSIT(c)—0.00%
Credit Suisse First Boston NY
5.33%-5.43%, 07/17/07-08/21/07	$2,216	2,216
Deutsche Bank AG
5.35%, 08/08/07	3,957	3,957

		6,173
COMMERCIAL PAPER(c)—0.01%
BNP Paribas Finance Inc.
5.12%, 06/06/07	554	551
Concord Minutemen Capital Co. LLC
5.29%-5.30%, 05/03/07-05/16/07(d)	5,151	5,145
Crown Point Capital Co. LLC
5.20%-5.29%, 05/03/07-07/18/07(d)	4,372	4,350
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07	2,770	2,746
Grampian Funding LLC
5.14%, 06/06/07(d)	2,374	2,362
Harrier Finance Funding LLC
5.12%, 06/06/07(d)	1,583	1,575
Irish Permanent Treasury PLC
5.18%, 07/10/07	791	783
KKR Pacific Funding Trust
5.30%, 05/10/07(d)	1,761	1,758
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(d)	2,000	1,984
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(d)	3,571	3,568
Nestle Capital Corp.
5.19%, 08/09/07(d)	950	936

Park Sienna LLC
5.30%, 05/18/07(d)	950	947
Simba Funding Corp.
5.20%, 07/23/07(d)	1,583	1,564
Societe Generale
5.18%, 05/16/07(d)	3,957	3,949
Thornburg Mortgage Capital Resources LLC
5.30%, 05/14/07(d)	791	790
Ticonderoga Funding LLC
5.27%, 05/17/07(d)	831	829
Tulip Funding Corp.
5.29%, 05/08/07(d)	3,324	3,321
Westpac Banking Corp.
5.20%, 07/12/07(d)	1,425	1,410
Zela Finance Inc.
5.20%, 07/16/07(d)	950	939

		39,507
MEDIUM-TERM NOTES(c)—0.00%
Cullinan Finance Corp.
5.71%, 06/28/07(d)	1,187	1,187
K2 USA LLC
5.39%, 06/04/07(d)	1,187	1,187
Sigma Finance Inc.
5.51%, 06/18/07(d)	1,298	1,298

		3,672
MONEY MARKET FUNDS—0.53%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(e)(f)	521,955	521,955
BGI Cash Premier Fund LLC
5.31%(c)(e)(f)	980,716	980,716

		1,502,671
REPURCHASE AGREEMENTS(c)—0.01%
Banc of America Securities LLC 5.36%, dated 4/30/07, due 5/1/07, maturity value $1,488 (collateralized by non-U.S. government debt securities, value $1,537, 4.63% to 8.00%, 5/1/07 to 9/15/07).	$1,488	1,488
Bank of America N.A. 5.36%, dated 4/30/07, due 5/1/07, maturity value $3,166 (collateralized by non-U.S. government debt securities, value $3,333, 2.48% to 6.13%, 1/15/08 to 7/27/26).	3,166	3,166
Bear Stearns Companies Inc. (The) 5.24%, dated 4/30/07, due 5/1/07, maturity value $2,374 (collateralized by non-U.S. government debt securities, value $2,618, 0.45% to 8.35%, 10/17/18 to 11/25/52).	2,374	2,374
Bear Stearns Companies Inc. (The) 5.37%, dated 4/30/07, due 5/1/07, maturity value $2,374 (collateralized by U.S. government obligations, value $2,427, 4.50% to 8.75%, 5/1/08 to 4/1/37).	2,374	2,374
Citigroup Global Markets Holdings Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $2,374 (collateralized by non-U.S. government debt securities, value $2,525, 0.00% to 6.00%, 2/7/17 to 11/30/60).	2,374	2,374

Greenwich Capital Markets Inc. 5.46%, dated 4/30/07, due 5/1/07, maturity value $1,583 (collateralized by non-U.S. government debt securities, value $1,746, 6.43% to 7.34%, 6/1/13 to 1/5/37).	1,583	1,583
HSBC Securities Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $791 (collateralized by non-U.S. government debt securities, value $833, 5.26% to 5.95%, 5/1/32 to 6/1/46).	791	791
JP Morgan Securities Inc. 5.41%, dated 4/30/07, due 5/1/07, maturity value $396 (collateralized by non-U.S. government debt securities, value $417, 6.13% to 6.75%, 4/1/13 to 1/15/16).	396	396
Lehman Brothers Holdings Inc. 5.44%, dated 4/30/07, due 5/1/07, maturity value $7,124 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $7,451, 0.00% to 12.00%, 6/1/07 to 7/1/45).	7,123	7,123
Merrill Lynch & Co. Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $1,583 (collateralized by non-U.S. government debt securities, value $1,640, 4.13% to 8.13%, 9/1/09 to 10/1/26).	1,583	1,583
Morgan Stanley 5.36%, dated 4/30/07, due 5/1/07, maturity value $1,583 (collateralized by non-U.S. government debt securities, value $1,668, 4.70% to 6.57%, 12/15/14 to 6/12/47).	1,583	1,583

		24,835
TIME DEPOSITS(c)—0.01%
Branch Banking & Trust
5.25%, 05/01/07	4,374	4,374
Societe Generale
5.27%, 05/01/07	5,540	5,540
SunTrust Bank
5.25%, 05/01/07	2,770	2,770

		12,684
VARIABLE & FLOATING RATE NOTES(c)—0.02%
Arkle Master Issuer PLC
5.30%, 11/19/07(d)	1,187	1,193
ASIF Global Financing
5.40%, 05/03/07(d)	158	158
Brigantine High Grade Funding Ltd.
5.35%, 09/05/07(d)	1,520	1,520
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(d)	871	871
Commodore CDO Ltd.
5.42%, 12/12/07	340	340
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(d)	17	17
Granite Master Issuer PLC
5.29%, 08/20/07(d)	5,540	5,540
Harrier Finance Funding LLC
5.29%, 08/07/07(d)	791	791
Holmes Financing PLC
5.29%, 07/16/07(d)	2,770	2,770
JP Morgan Securities Inc.
5.40%, 11/16/07	3,166	3,166

JPMorgan Chase & Co.
5.45%, 07/27/07(g)	3,166	3,166
Leafs LLC
5.32%, 01/22/08	1,529	1,529
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(d)	1,741	1,741
Master Funding LLC
5.35%, 05/25/07(d)	1,440	1,440
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	1,741	1,741
Metropolitan Life Insurance Funding Agreement
5.43%, 08/01/07(d)(g)	158	158
Mound Financing PLC
5.29%, 05/08/07(d)	1,488	1,488
National City Bank of Indiana
5.34%, 05/21/07	791	791
Newcastle Ltd.
5.34%, 01/24/08(d)	1,029	1,029
Sedna Finance Inc.
5.32%, 05/25/07(d)	712	712
Strips III LLC
5.37%, 07/24/07(d)	301	301
SunTrust Bank
5.29%, 05/01/07	1,583	1,583
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(d)	1,647	1,648
Wachovia Bank N.A.
5.36%, 05/22/07	4,005	4,005
Wal-Mart Stores Inc.
5.50%, 07/16/07(d)	1,187	1,187
White Pine Finance LLC
5.31%, 05/22/07(d)	871	871
Wind Master Trust
5.31%, 07/25/07(d)	633	633

		40,389

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,629,931)		1,629,931

TOTAL INVESTMENTS IN SECURITIES—100.42%
(Cost: $300,601,986)		283,667,658
Other Assets, Less Liabilities—(0.42)%		(1,175,020)

NET ASSETS—100.00%		$282,492,638

ADR - American Depositary Receipts

NYS - New York Registered Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

April 30, 2007

Security	Shares	Value
COMMON STOCKS—98.81%

AUSTRALIA—6.06%
AGL Energy Ltd.	1,579,923	$20,225,451
Alinta Ltd.	1,398,558	17,438,064
Alumina Ltd.	4,602,768	27,430,776
Amcor Ltd.	3,216,402	19,944,933
AMP Ltd.	6,156,094	55,083,267
Aristocrat Leisure Ltd.	1,284,122	17,742,726
ASX Ltd.	735,392	29,380,970
Australia & New Zealand Banking Group Ltd.	5,949,112	151,523,347
Babcock & Brown Ltd.	769,160	18,982,236
BHP Billiton Ltd.	11,247,356	276,264,852
BlueScope Steel Ltd.	3,078,991	30,753,578
Boral Ltd.	2,730,518	19,227,437
Brambles Ltd.(a)	5,593,126	61,405,233
Caltex Australia Ltd.	724,136	14,610,287
Coca-Cola Amatil Ltd.	2,713,634	21,480,173
Coles Group Ltd.	4,124,386	59,218,089
Commonwealth Bank of Australia	4,101,451	180,114,343
Commonwealth Property Office Fund	36,612,954	43,883,701
Computershare Ltd.	1,913,941	16,647,569
CSL Ltd.	654,724	47,564,067
CSR Ltd.	5,323,150	16,260,756
DB RREEF Trust	17,551,856	26,296,717
Foster’s Group Ltd.	7,988,139	42,486,647
Futuris Corp. Ltd.	5,185,453	10,358,668
GPT Group	8,113,700	33,429,519
Harvey Norman Holdings Ltd.	3,579,408	15,313,706
Insurance Australia Group Ltd.	6,323,058	31,525,354
Investa Property Group	11,722,186	26,051,087
James Hardie Industries NV	2,073,317	15,358,956
John Fairfax Holdings Ltd.(b)	4,042,780	17,598,991
Lend Lease Corp. Ltd.	1,530,816	25,356,076
Macquarie Bank Ltd.	794,804	57,555,295
Macquarie Infrastructure Group	9,727,060	30,685,047
Mirvac Group	5,941,292	26,011,933
Multiplex Group	3,264,240	12,634,004
National Australia Bank Ltd.	5,098,030	182,463,846
Newcrest Mining Ltd.	1,223,657	23,690,564
Orica Ltd.	1,044,429	27,383,910
Origin Energy Ltd.	4,688,670	35,513,792
Paladin Resources Ltd.(a)(b)	1,524,250	12,179,611
Qantas Airways Ltd.	4,017,251	17,788,797
QBE Insurance Group Ltd.	2,575,249	66,148,672
Rinker Group Ltd.	3,181,164	49,249,859
Rio Tinto Ltd.	983,079	67,809,687
Santos Ltd.	3,100,090	29,003,245
Stockland	5,674,900	40,716,596
Suncorp-Metway Ltd.	2,943,444	52,551,977
Symbion Health Ltd.	3,791,795	12,971,573
Tabcorp Holdings Ltd.	2,303,728	34,706,895
Telstra Corp. Ltd.	7,849,184	30,510,363
Telstra Corp. Ltd. Installment Receipt	4,847,410	12,951,521
Toll Holdings Ltd.	2,107,068	38,671,688
Transurban Group	4,236,495	28,386,285
Wesfarmers Ltd.	1,156,554	37,688,050
Westfield Group	4,942,339	86,388,873
Westpac Banking Corp.	5,990,569	134,878,066

Woodside Petroleum Ltd.	1,738,374	57,038,202
Woolworths Ltd.	3,711,666	87,430,167
Zinifex Ltd.	1,528,940	21,061,749

		2,703,027,843
AUSTRIA—0.61%
Erste Bank der Oesterreichischen Sparkassen AG	878,906	70,793,721
Meinl European Land Ltd.(a)	633,044	18,350,230
Oesterreichische Elektrizitaetswirtschafts AG Class A	509,226	26,346,168
OMV AG	426,790	27,259,205
Raiffeisen International Bank Holding AG	180,096	25,274,176
RHI AG(a)(b)	239,190	12,727,683
Telekom Austria AG	1,640,562	46,615,085
Wiener Staedtische Allgemeine Versicherung AG	258,888	19,485,455
Wienerberger AG(a)	329,238	23,859,293

		270,711,016
BELGIUM—1.33%
AGFA-Gevaert NV	432,292	10,495,575
Cofinimmo	155,433	31,876,353
Colruyt SA	91,037	21,528,783
Delhaize Group	258,724	24,938,999
Dexia SA	1,873,549	61,442,932
Euronav SA	161,294	5,439,313
Fortis	3,746,240	169,536,503
Groupe Bruxelles Lambert SA	303,254	36,825,787
InBev	552,411	43,274,027
KBC Group NV	582,498	77,485,155
Mobistar SA	130,382	11,334,704
NV Bekaert SA	107,522	15,334,398
Omega Pharma SA	98,151	7,987,533
Solvay SA	205,679	32,698,792
UCB SA	364,882	21,796,265
Umicore	104,464	21,175,513

		593,170,632
DENMARK—0.84%
A.P. Moller-Maersk A/S(a)	3,752	42,812,066
Carlsberg A/S Class B	181,104	20,399,450
Coloplast A/S Class B(b)	207,298	17,996,530
Dampskibsselskabet TORM A/S	140,700	9,959,990
Danisco A/S(b)	249,508	20,244,335
Danske Bank A/S	1,623,678	76,427,269
GN Store Nord A/S(a)	922,054	10,639,280
Novo Nordisk A/S Class B(b)	819,812	80,631,338
Novozymes A/S Class B(b)	274,834	28,994,008
Topdanmark A/S(a)	134,189	26,543,365
Vestas Wind Systems A/S(a)	639,716	42,062,683

		376,710,314
FINLAND—1.58%
Cargotec Corp. Class B	213,387	13,329,135
Elisa OYJ Class A	677,236	19,843,816
Fortum OYJ	1,567,398	48,878,582
Kone OYJ Class B	439,922	26,759,095
Metso OYJ	564,676	31,226,396
Neste Oil OYJ	590,940	21,146,046
Nokia OYJ(a)	12,844,731	327,106,938
Nokian Renkaat OYJ	562,012	17,372,683
Outokumpu OYJ	202,608	6,815,953
Rautaruukki OYJ	429,604	23,498,986
Sampo OYJ	1,499,862	46,997,666
Stora Enso OYJ Class R	2,011,072	36,997,350
TietoEnator OYJ(b)	412,720	13,169,010
UPM-Kymmene OYJ	1,694,966	42,054,064
YIT OYJ	831,228	29,857,893

		705,053,613

FRANCE—10.32%
Accor SA	791,412	75,043,926
Air France-KLM	507,652	26,036,103
Alcatel-Lucent	7,459,914	98,653,092
ALSTOM(a)	358,376	53,800,301
Arcelor Mittal	2,532,464	137,141,232
Atos Origin SA(a)	270,199	19,536,591
AXA	5,290,470	244,980,332
BNP Paribas	2,657,714	310,662,415
Bouygues SA	688,577	55,143,677
Business Objects SA(a)	359,254	13,556,571
Cap Gemini SA	445,550	33,954,314
Carrefour SA	1,902,264	147,017,981
Compagnie de Saint-Gobain	995,218	107,095,944
Compagnie Generale des Etablissements Michelin Class B	500,892	64,134,635
Credit Agricole SA	2,135,969	90,600,180
Dassault Systemes SA(b)	224,182	13,290,572
Essilor International SA	346,679	41,919,333
European Aeronautic Defence and Space Co.(b)	1,047,916	33,923,000
France Telecom SA	5,437,586	160,218,213
Gaz de France	590,002	27,860,101
Groupe Danone	732,738	121,150,507
Lafarge SA	501,077	81,856,227
Lagardere SCA	453,263	35,828,773
L’Air Liquide SA	373,354	93,112,402
L’Oreal SA	945,729	113,735,043
LVMH Moet Hennessy Louis Vuitton SA	756,217	88,725,093
Neopost SA	170,110	24,796,756
PagesJaunes SA	502,887	11,687,945
Pernod Ricard SA	299,578	64,087,093
PPR SA	226,147	39,486,649
PSA Peugeot Citroen SA	547,034	44,637,101
Publicis Groupe SA	499,954	23,915,043
Renault SA	592,404	77,388,027
Safran SA(b)	628,077	15,257,592
Sanofi-Aventis	3,196,526	294,378,724
Schneider Electric SA	786,044	111,641,462
Schneider Electric SA New(a)(b)	43,871	5,993,881
SCOR(b)	412,720	12,110,082
Societe BIC	190,414	13,954,885
Societe Generale Class A	1,164,996	248,823,777
Societe Television Francaise 1	442,249	15,270,051
Sodexho Alliance SA	426,303	34,040,944
STMicroelectronics NV	2,264,332	44,499,558
Suez SA	3,241,728	185,725,745
Technip SA	372,386	29,369,675
Thales SA	336,372	20,543,100
Thomson	1,061,816	20,591,901
Total SA	6,901,681	512,962,506
Unibail Holding	212,018	59,155,034
Valeo SA	347,998	20,103,798
Vallourec SA	124,754	34,392,120
Veolia Environnement	977,811	81,269,075
Vinci SA	650,034	105,169,724
Vivendi SA	3,718,412	154,169,470
Zodiac SA	149,659	11,537,920

		4,605,936,196
GERMANY—7.65%
Adidas AG	767,284	45,917,564
Allianz SE	1,453,900	330,767,811
ALTANA AG(b)	284,264	21,139,357
BASF AG	1,556,004	185,662,541
Bayer AG	2,314,984	159,264,064
Celesio AG	392,084	28,194,242
Commerzbank AG(b)	2,063,600	103,498,955
Continental AG	443,898	62,083,388
DaimlerChrysler AG Registered	2,935,342	239,839,698
Deutsche Bank AG	1,681,834	260,055,559
Deutsche Boerse AG	360,302	84,846,658

Deutsche Lufthansa AG	899,084	27,068,169
Deutsche Post AG	2,511,964	86,870,661
Deutsche Telekom AG	9,154,880	167,171,359
Douglas Holding AG	338,903	21,507,081
E.ON AG	1,998,050	300,824,849
Fresenius Medical Care AG & Co. KGaA	221,438	33,369,753
Hochtief AG	212,098	22,433,208
Hypo Real Estate Holding AG	520,590	34,926,961
Infineon Technologies AG(a)	2,624,839	41,052,574
Linde AG	387,469	43,541,253
MAN AG	452,196	60,744,548
Merck KGaA	234,698	31,335,350
METRO AG	602,196	46,623,380
Muenchener Rueckversicherungs-Gesellschaft AG	669,732	119,818,455
Puma AG	48,796	22,309,105
RWE AG	1,433,264	151,808,811
Salzgitter AG	121,940	20,302,949
SAP AG	2,878,722	139,430,835
Siemens AG	2,677,347	325,928,711
SolarWorld AG(b)	154,770	13,129,582
ThyssenKrupp AG	1,280,450	69,183,293
TUI AG(b)	999,120	27,584,597
Volkswagen AG	570,454	86,720,133

		3,414,955,454
GREECE—0.49%
Hellenic Telecommunications Organization SA SP ADR(a)	4,967,708	72,776,922
National Bank of Greece SA ADR	12,672,382	144,718,602

		217,495,524
HONG KONG—1.69%
Bank of East Asia Ltd.	6,378,400	39,471,256
BOC Hong Kong Holdings Ltd.	12,663,000	31,312,440
Cheung Kong (Holdings) Ltd.	5,628,000	73,396,963
CLP Holdings Ltd.	5,159,000	37,894,780
Esprit Holdings Ltd.	3,283,000	40,086,495
Foxconn International Holdings Ltd.(a)(b)	7,134,000	21,617,491
Hang Lung Properties Ltd.	9,380,000	28,003,580
Hang Seng Bank Ltd.(b)	2,626,400	37,039,082
Henderson Land Development Co. Ltd.	4,690,000	28,213,457
Hong Kong & China Gas Co. Ltd. (The)(b)	12,194,200	29,093,019
Hong Kong Exchanges & Clearing Ltd.	5,161,500	49,725,942
Hongkong Electric Holdings Ltd.	4,690,000	23,536,199
Hutchison Telecommunications International Ltd.(a)	5,628,000	11,542,032
Hutchison Whampoa Ltd.	6,566,000	63,592,712
Li & Fung Ltd.	7,706,200	24,238,136
Link REIT (The)	8,911,000	20,371,255
MTR Corp. Ltd.	5,628,000	13,873,465
New World Development Co. Ltd.	10,519,599	24,963,242
PCCW Ltd.	19,698,000	12,164,467
Sun Hung Kai Properties Ltd.	5,628,000	66,129,225
Swire Pacific Ltd. Class A	3,752,000	43,054,754
Techtronic Industries Co. Ltd.	9,380,000	12,544,645
Wharf Holdings Ltd. (The)	6,566,000	24,345,725

		756,210,362
IRELAND—0.93%
Allied Irish Banks PLC	2,948,134	89,683,054
Bank of Ireland	3,336,009	71,706,888
C&C Group PLC	1,055,026	17,810,904
CRH PLC	1,783,743	78,508,216
DCC PLC	521,528	17,509,181
DEPFA Bank PLC	1,304,988	24,310,410
Elan Corp. PLC(a)	1,416,380	19,446,026
Grafton Group PLC(a)	1,470,616	21,876,553
Independent News & Media PLC	3,638,502	17,032,165
Irish Life & Permanent PLC	1,314,138	34,972,662
Kerry Group PLC Class A	664,604	19,899,075

Ryanair Holdings PLC(a)	177,504	1,470,449

		414,225,583
ITALY—3.80%
Alleanza Assicurazioni SpA(b)	1,708,354	24,084,148
Arnoldo Mondadori Editore SpA	832,862	9,206,852
Assicurazioni Generali SpA	2,987,530	138,340,467
Autogrill SpA(b)	924,663	18,487,331
Autostrade SpA	900,270	29,843,750
Banca Monte dei Paschi di Siena SpA(b)	4,381,683	29,794,861
Banca Popolare di Milano Scrl	1,726,858	29,294,147
Banco Popolare di Verona e Novara Scrl	1,448,272	48,642,384
Bulgari SpA(b)	710,984	10,935,455
Capitalia SpA	5,635,975	54,034,171
Enel SpA	13,742,080	156,506,333
Eni SpA	8,335,160	277,901,257
Fiat SpA(a)	1,941,729	57,636,949
Finmeccanica SpA	1,146,549	35,519,887
Gruppo Editoriale L’Espresso SpA(b)	1,065,058	5,581,586
Intesa Sanpaolo SpA(a)	23,289,339	196,425,895
Italcementi SpA(b)	453,749	14,608,201
Luxottica Group SpA	483,070	16,903,677
Mediaset SpA	2,780,556	31,610,382
Mediobanca SpA(b)	1,765,316	41,125,300
Mediolanum SpA(b)	1,104,113	9,666,367
Pirelli & C. SpA	11,380,938	14,289,565
Snam Rete Gas SpA	3,773,398	24,229,550
Telecom Italia SpA	33,667,753	101,774,966
UniCredito Italiano SpA German	24,461,602	253,050,503
Unione di Banche Italiane Scpa	2,154,586	65,513,699

		1,695,007,683
JAPAN—21.03%
Acom Co. Ltd.(b)	253,260	9,176,317
Aderans Co. Ltd.	281,400	6,310,631
Advantest Corp.	562,800	25,195,431
AEON Co. Ltd.	2,206,600	40,621,899
Aeon Credit Service Co. Ltd.	26,090	434,888
AIFUL Corp.	469,000	11,734,321
Aisin Seiki Co. Ltd.	750,400	24,865,771
Ajinomoto Co. Inc.	1,876,000	23,186,076
All Nippon Airways Co. Ltd.	1,876,000	7,299,611
Alps Electric Co. Ltd.	656,600	6,834,947
Amada Co. Ltd.	1,876,000	21,066,834
Asahi Breweries Ltd.	1,529,300	25,018,045
Asahi Glass Co. Ltd.	3,217,000	43,609,389
Asahi Kasei Corp.	3,752,000	26,686,750
Astellas Pharma Inc.	1,688,490	74,177,420
Bank of Kyoto Ltd. (The)	1,876,000	21,820,342
Bank of Yokohama Ltd. (The)	3,752,000	27,722,823
Benesse Corp.	233,800	8,745,124
Bridgestone Corp.	1,876,000	38,224,844
Canon Inc.	3,507,200	198,097,151
Casio Computer Co. Ltd.	1,032,300	20,947,471
Central Japan Railway Co.	4,690	51,803,690
Chiba Bank Ltd. (The)	2,814,000	23,452,944
Chiyoda Corp.	462,000	10,689,344
Chubu Electric Power Co. Inc.	1,969,800	63,459,521
Chugai Pharmaceutical Co. Ltd.	938,000	24,018,075
Citizen Watch Co. Ltd.	1,500,800	13,475,239
Coca-Cola West Japan Co. Ltd.	339,000	7,403,791
Credit Saison Co. Ltd.	155,100	4,438,659
CSK Corp.	281,400	10,925,869
Dai Nippon Printing Co. Ltd.	1,876,000	29,999,046
Daicel Chemical Industries Ltd.	938,000	6,373,423
Daido Steel Co. Ltd.(b)	1,306,000	7,606,175
Daiichi Sankyo Co. Ltd.	2,251,295	67,441,832
Daikin Industries Ltd.	938,000	31,867,119
Daimaru Inc. (The)	938,000	11,216,284
Dainippon Ink & Chemical Inc.	2,814,000	10,619,756
Dainippon Screen Manufacturing Co. Ltd.	938,000	7,958,930

Daito Trust Construction Co. Ltd.	375,200	17,299,293
Daiwa House Industry Co. Ltd.	1,876,000	29,637,990
Daiwa Securities Group Inc.	4,690,000	52,863,311
Denso Corp.	1,596,100	56,762,688
Dentsu Inc.	5,628	16,059,144
DOWA HOLDINGS Co. Ltd.	938,000	8,900,816
E*Trade Securities Co. Ltd.	6,576	7,153,508
East Japan Railway Co.	11,256	91,645,437
Ebara Corp.(b)	1,876,000	9,732,814
Eisai Co. Ltd.	844,200	40,265,596
Electric Power Development Co. Ltd.	562,800	24,771,583
Elpida Memory Inc.(a)(b)	375,200	16,012,050
FamilyMart Co. Ltd.	281,400	7,158,328
Fanuc Ltd.	563,300	55,526,329
Fast Retailing Co. Ltd.	187,600	12,950,922
Fuji Electric Holdings Co. Ltd.	1,876,000	8,790,929
Fuji Television Network Inc.	983	2,311,393
FUJIFILM Holdings Corp.	1,688,400	70,358,830
Fujikura Ltd.	1,148,000	7,425,664
Fujitsu Ltd.	6,566,000	41,537,141
Fukuoka Financial Group Inc.(a)	2,767,000	21,069,997
Furukawa Electric Co. Ltd. (The)	1,876,000	11,553,793
Goodwill Group Inc. (The)(b)	6,571	4,151,379
Gunma Bank Ltd.	1,876,000	12,558,470
Hankyu Hanshin Holdings Inc.	3,752,000	21,443,588
Haseko Corp.(a)	3,283,000	10,961,190
Hino Motors Ltd.	938,000	5,196,067
Hirose Electric Co. Ltd.	94,300	11,528,580
Hitachi Cable Ltd.	938,000	5,510,029
Hitachi Ltd.	10,320,000	78,929,584
Hokuhoku Financial Group Inc.	4,690,000	15,305,636
Honda Motor Co. Ltd.	5,004,200	172,941,266
Hoya Corp.	1,370,600	42,435,212
IBIDEN Co. Ltd.	469,500	26,911,635
INPEX Holdings Inc.	3,074	25,980,001
Isetan Co. Ltd.	938,500	15,455,153
Ishikawajima-Harima Heavy Industries Co. Ltd.	4,690,000	18,445,254
Ito En Ltd.	187,600	6,279,235
ITOCHU Corp.	4,690,000	46,544,830
Itochu Techno-Science Corp.	93,800	4,301,276
JAFCO Co. Ltd.	187,600	8,163,005
Japan Airlines Corp.(a)(b)	1,876,000	3,704,749
Japan Steel Works Ltd. (The)	1,537,000	18,327,476
Japan Tobacco Inc.	14,070	68,993,097
JFE Holdings Inc.	1,876,875	103,969,813
JGC Corp.	938,000	14,520,731
Joyo Bank Ltd. (The)	2,814,000	17,354,236
JS Group Corp.	938,480	21,321,059
JSR Corp.	591,700	13,343,638
Kajima Corp.	2,814,000	13,986,996
Kamigumi Co. Ltd.	938,000	8,257,194
Kaneka Corp.	938,000	8,618,250
Kansai Electric Power Co. Inc. (The)	2,438,800	68,569,248
Kao Corp.	1,876,000	51,646,709
Kawasaki Heavy Industries Ltd.	4,690,000	18,876,951
Kawasaki Kisen Kaisha Ltd.	2,814,000	30,799,648
KDDI Corp.	8,133	64,176,553
Keihin Electric Express Railway Co. Ltd.(b)	938,000	7,236,819
Keio Corp.	1,876,000	13,233,488
Keyence Corp.	187,681	41,963,402
Kikkoman Corp.	938,000	13,759,374
Kinden Corp.	938,000	8,885,118
Kintetsu Corp.(b)	5,628,000	16,859,747
Kirin Brewery Co. Ltd.	2,814,000	42,620,309
Kobe Steel Ltd.	9,380,000	33,358,437
Komatsu Ltd.	2,814,000	67,462,533
Konami Corp.	375,200	9,952,588
Konica Minolta Holdings Inc.	1,876,000	25,839,053
Kubota Corp.	3,752,000	35,791,641
Kuraray Co. Ltd.	1,407,000	15,729,484
Kyocera Corp.	562,800	54,959,006

Kyowa Hakko Kogyo Co. Ltd.	1,876,000	17,628,953
Kyushu Electric Power Co. Inc.	1,313,200	37,141,676
Lawson Inc.	281,400	10,407,832
Leopalace21 Corp.	469,000	15,462,617
Marubeni Corp.	5,628,000	34,096,247
Marui Co. Ltd.	1,219,400	14,550,558
Matsushita Electric Industrial Co. Ltd.	6,565,868	127,740,622
Meiji Dairies Corp.	1,876,000	15,070,165
Meiji Seika Kaisha Ltd.	1,876,000	8,932,212
Meitec Corp.(b)	187,600	6,137,953
Millea Holdings Inc.	2,345,000	87,320,615
Minebea Co. Ltd.	1,876,000	11,051,454
Mitsubishi Chemical Holdings Corp.	3,558,500	28,764,579
Mitsubishi Corp.	4,127,200	88,584,311
Mitsubishi Electric Corp.	6,934,000	67,712,464
Mitsubishi Estate Co. Ltd.	3,752,000	117,421,698
Mitsubishi Gas Chemical Co. Inc.	1,052,000	9,181,507
Mitsubishi Heavy Industries Ltd.	10,318,000	64,063,897
Mitsubishi Materials Corp.	4,690,000	23,115,435
Mitsubishi Rayon Co. Ltd.	1,876,000	13,154,998
Mitsubishi UFJ Financial Group Inc.	27,207	284,580,143
Mitsubishi UFJ Securities Co. Ltd.	1,876,000	19,936,572
Mitsui & Co. Ltd.	4,690,000	84,573,449
Mitsui Chemicals Inc.	1,876,000	15,666,692
Mitsui Engineering & Shipbuilding Co. Ltd.(b)	2,814,000	12,738,999
Mitsui Fudosan Co. Ltd.	2,814,000	82,885,904
Mitsui Mining & Smelting Co. Ltd.	2,814,000	13,704,430
Mitsui O.S.K. Lines Ltd.	4,385,000	55,736,705
Mitsui Sumitomo Insurance Co. Ltd.	3,752,160	46,876,489
Mitsui Trust Holdings Inc.	2,814,000	25,642,827
Mitsukoshi Ltd.(b)	1,876,000	9,026,400
Mizuho Financial Group Inc.	30,959	187,559,650
Murata Manufacturing Co. Ltd.	750,400	55,822,401
Namco Bandai Holdings Inc.	844,200	13,782,137
NEC Corp.	6,566,000	35,053,830
Net One Systems Co. Ltd.	4,690	4,944,898
NGK Insulators Ltd.	938,000	20,642,985
NGK Spark Plug Co. Ltd.	938,000	16,679,219
Nichirei Corp.	1,876,000	11,286,925
Nidec Corp.	333,300	21,196,436
Nikko Cordial Corp.(b)	2,622,000	38,132,597
Nikon Corp.	938,000	21,741,852
Nintendo Co. Ltd.	281,600	88,717,962
Nippon Electric Glass Co. Ltd.	1,386,500	23,958,182
Nippon Express Co. Ltd.	2,814,000	17,542,613
Nippon Meat Packers Inc.	938,000	11,459,604
Nippon Mining Holdings Inc.	3,017,000	24,437,940
Nippon Oil Corp.	4,690,000	36,223,338
Nippon Sheet Glass Co. Ltd.	1,876,000	9,968,286
Nippon Steel Corp.	20,636,000	133,998,879
Nippon Telegraph & Telephone Corp.	16,432	81,950,312
Nippon Yusen Kabushiki Kaisha	4,690,000	40,540,312
Nishimatsu Construction Co. Ltd.(b)	1,876,000	5,855,387
Nishi-Nippon City Bank Ltd. (The)	2,814,000	12,150,320
Nissan Motor Co. Ltd.	7,198,100	73,182,641
Nisshin Seifun Group Inc.	995,200	10,776,025
Nisshin Steel Co. Ltd.	3,752,000	15,258,542
Nissin Food Products Co. Ltd.	281,400	10,596,210
Nitto Denko Corp.	75,500	3,361,031
Nomura Holdings Inc.	5,628,000	109,023,221
NSK Ltd.	1,876,000	18,288,272
NTN Corp.	1,876,000	15,635,296
NTT Data Corp.	3,752	18,492,347
NTT DoCoMo Inc.	60,037	102,988,034
Obayashi Corp.	2,814,000	17,848,726
Oji Paper Co. Ltd.	2,814,000	14,434,391
Okumura Corp.	938,000	5,258,859
Olympus Corp.	938,000	32,965,985
Omron Corp.	779,300	21,063,043
Oracle Corp. Japan(b)	93,800	4,269,879
Oriental Land Co. Ltd.	187,600	10,611,907

ORIX Corp.	281,400	75,704,029
Osaka Gas Co. Ltd.	6,566,000	24,724,489
Promise Co. Ltd.	375,450	11,341,571
Rakuten Inc.	23,465	9,523,053
Resona Holdings Inc.(b)	15,008	34,159,039
Ricoh Co. Ltd.	1,876,000	41,442,952
Rohm Co. Ltd.	375,200	34,127,643
Sankyo Co. Ltd.	74,800	3,292,314
SANYO Electric Co. Ltd.(a)(b)	8,442,000	13,563,148
Sapporo Hokuyo Holdings Inc.	938	9,104,891
Sapporo Holdings Ltd.(b)	1,876,000	13,500,356
SBI Holdings Inc.	32,850	10,610,518
Secom Co. Ltd.	844,700	38,310,313
Sega Sammy Holdings Inc.	750,538	17,082,661
Seiko Epson Corp.	562,800	17,142,312
Seino Holdings Co. Ltd.	938,000	8,822,325
Sekisui Chemical Co. Ltd.	1,876,000	14,662,015
Sekisui House Ltd.	1,876,000	27,879,804
Seven & I Holdings Co. Ltd.	2,683,680	77,699,953
77 Bank Ltd. (The)	1,876,000	12,354,395
Sharp Corp.	3,681,000	68,072,549
Shimano Inc.	281,400	9,277,570
Shimizu Corp.	1,876,000	11,726,472
Shin-Etsu Chemical Co. Ltd.	1,219,400	79,283,193
Shionogi & Co. Ltd.	938,000	18,366,762
Shiseido Co. Ltd.	938,000	20,211,288
Shizuoka Bank Ltd. (The)	1,876,000	19,858,081
Showa Denko K.K.	3,752,000	12,370,094
Showa Shell Sekiyu K.K.	1,031,800	12,432,886
SMC Corp.	187,600	24,190,754
SoftBank Corp.(a)(b)	2,345,500	50,931,530
Sojitz Corp.	3,189,200	12,169,158
Sompo Japan Insurance Inc.	2,814,000	34,590,737
Sony Corp.	3,283,000	176,368,018
Stanley Electric Co. Ltd.	591,700	11,858,261
Sumitomo Chemical Co. Ltd.	5,628,000	37,487,034
Sumitomo Corp.	3,752,000	64,833,103
Sumitomo Electric Industries Ltd.	2,532,600	36,090,689
Sumitomo Heavy Industries Ltd.	1,876,000	19,528,422
Sumitomo Metal Industries Ltd.	14,070,000	72,054,224
Sumitomo Metal Mining Co. Ltd.	1,876,000	35,163,717
Sumitomo Mitsui Financial Group Inc.	21,368	187,744,446
Sumitomo Osaka Cement Co. Ltd.	2,814,000	8,265,043
Sumitomo Realty & Development Co. Ltd.	1,331,000	49,562,362
Sumitomo Trust & Banking Co. Ltd. (The)	4,690,000	46,230,869
Suruga Bank Ltd.	938,000	11,412,509
Suzuken Co. Ltd.	281,440	9,914,752
T&D Holdings Inc.	750,400	47,784,980
Taiheiyo Cement Corp.	2,814,000	12,150,320
Taisei Corp.	3,752,000	13,029,413
Taisho Pharmaceutical Co. Ltd.(b)	938,000	18,484,499
Taiyo Nippon Sanso Corp.	938,000	8,210,100
Takara Holdings Inc.	938,000	6,985,649
Takashimaya Co. Ltd.	943,000	11,134,036
Takeda Pharmaceutical Co. Ltd.	2,720,200	177,090,130
Takefuji Corp.	365,820	12,305,731
TDK Corp.	375,200	32,557,834
Teijin Ltd.	2,814,000	14,575,675
Terumo Corp.	562,800	22,840,718
THK Co. Ltd.	375,200	9,214,778
Tobu Railway Co. Ltd.	2,814,000	12,927,375
Toda Corp.(b)	1,876,000	9,199,079
Toho Co. Ltd.	750,400	14,787,598
Tohoku Electric Power Co. Inc.	1,500,800	35,980,018
Tokuyama Corp.	1,063,000	16,144,471
Tokyo Broadcasting System Inc.(b)	165,900	5,636,199
Tokyo Electric Power Co. Inc. (The)	3,752,000	124,956,780
Tokyo Electron Ltd.	562,800	39,370,805
Tokyo Gas Co. Ltd.	8,442,000	42,667,403
Tokyo Steel Manufacturing Co. Ltd.	469,000	6,875,762
Tokyo Tatemono Co. Ltd.	1,876,000	26,498,372

Tokyu Corp.	3,752,000	27,471,654
Tokyu Land Corp.	1,876,000	21,459,286
TonenGeneral Sekiyu K.K.(b)	1,876,000	20,281,930
Toppan Printing Co. Ltd.	1,876,000	19,151,667
Toray Industries Inc.	4,690,000	32,416,552
Toshiba Corp.	9,380,000	70,405,924
Tosoh Corp.	1,876,000	8,665,344
TOTO Ltd.	1,876,000	17,817,329
Toyo Seikan Kaisha Ltd.	750,400	14,975,976
Toyobo Co. Ltd.	2,814,000	8,571,156
Toyoda Gosei Co. Ltd.	281,400	7,005,272
Toyota Industries Corp.	844,700	40,077,394
Toyota Motor Corp.	9,111,400	558,097,553
Toyota Tsusho Corp.	656,600	16,043,446
Trend Micro Inc.	469,000	14,716,957
Ube Industries Ltd.	2,814,000	9,018,551
Uni-Charm Corp.	187,600	11,114,246
UNY Co. Ltd.	940,000	11,334,589
USS Co. Ltd.	131,320	8,318,417
West Japan Railway Co.	6,566	29,834,216
Yahoo! Japan Corp.	45,962	16,018,721
Yamada Denki Co. Ltd.	281,400	26,231,505
Yamaha Corp.	591,500	13,735,095
Yamaha Motor Co. Ltd.	844,200	22,463,964
Yamato Holdings Co. Ltd.	1,876,000	27,283,277
Yaskawa Electric Corp.	938,000	10,823,832
Yokogawa Electric Corp.	938,000	13,924,204

		9,381,789,038
NETHERLANDS—3.61%
ABN AMRO Holding NV	5,787,784	283,806,694
Aegon NV	4,766,916	99,081,028
Akzo Nobel NV	857,907	68,856,428
ASML Holding NV(a)	1,647,318	44,941,063
Corporate Express NV(b)	535,598	7,251,097
Hagemeyer NV	2,206,176	10,538,076
Heineken NV	794,253	42,642,860
ING Groep NV	6,046,348	277,588,986
Koninklijke Ahold NV(a)	5,142,984	65,837,164
Koninklijke DSM NV	557,172	26,682,453
Koninklijke KPN NV	6,403,084	109,232,611
Koninklijke Philips Electronics NV	3,888,227	160,679,542
QIAGEN NV(a)(b)	593,754	10,647,681
Reed Elsevier NV	2,363,760	44,550,252
Royal Numico NV	566,637	31,365,772
SBM Offshore NV	692,244	24,997,820
TNT NV	1,436,078	65,048,664
Unilever NV	5,294,785	162,514,041
Vedior NV	632,614	16,904,588
Wereldhave NV	206,360	29,954,147
Wolters Kluwer NV CVA	999,908	29,721,520

		1,612,842,487
NORWAY—0.89%
DnB NOR ASA	2,258,704	32,471,469
Frontline Ltd.(b)	221,368	8,412,010
Marine Harvest ASA(a)(b)	8,945,366	9,686,357
Norsk Hydro ASA	2,556,050	89,609,057
Ocean Rig ASA(a)	745,030	5,048,418
Orkla ASA	2,740,774	44,148,427
Petroleum Geo-Services ASA(a)	649,712	18,134,495
Schibsted ASA(b)	382,528	17,559,105
SeaDrill Ltd.(a)	780,416	12,964,615
Statoil ASA	2,344,177	66,513,635
Storebrand ASA	987,316	16,891,456
Telenor ASA	2,637,876	49,343,608
Tomra Systems ASA	870,641	7,092,664
Yara International ASA	716,126	21,102,017

		398,977,333

PORTUGAL—0.45%
Banco Comercial Portugues SA Class R	8,135,743	34,309,059
Banco Espirito Santo SA	1,566,311	31,465,810
Brisa-Auto Estradas de Portugal SA	2,031,547	26,921,497
Energias de Portugal SA	7,448,757	40,764,421
Portugal Telecom SGPS SA(b)	2,737,618	39,117,639
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA(b)	428,666	7,172,369
Sonae Industria SGPS SA(a)	578,746	7,392,936
Sonae SGPS SA	4,981,010	13,595,667

		200,739,398
SINGAPORE—1.04%
CapitaLand Ltd.(b)	4,690,000	26,232,151
Chartered Semiconductor Manufacturing Ltd.(a)(b)	5,628,000	5,258,774
City Developments Ltd.	2,814,000	29,812,068
ComfortDelGro Corp. Ltd.	10,318,000	15,547,950
DBS Group Holdings Ltd.	3,752,000	52,587,748
Fraser and Neave Ltd.	9,380,150	33,330,796
Haw Par Corp. Ltd.	2,838,775	14,570,274
Keppel Corp. Ltd.	1,876,000	26,417,319
Oversea-Chinese Banking Corp.	9,381,200	55,557,544
Singapore Airlines Ltd.	2,814,000	33,700,599
Singapore Press Holdings Ltd.	9,380,750	26,913,253
Singapore Technologies Engineering Ltd.	7,504,000	17,776,140
Singapore Telecommunications Ltd.	21,238,285	46,398,043
STATS ChipPAC Ltd.(a)	5,628,000	6,814,187
United Overseas Bank Ltd.	4,195,000	59,072,843
UOL Group Ltd.(a)	3,997,000	12,782,405

		462,772,094
SPAIN—4.08%
Abertis Infraestructuras SA(b)	1,137,056	36,544,824
Acciona SA	135,072	30,369,935
Acerinox SA	983,024	23,370,359
Actividades de Construcciones y Servicios SA	931,434	58,156,236
Altadis SA	975,520	64,237,200
Antena 3 de Television SA(a)(b)	440,401	9,490,378
Banco Bilbao Vizcaya Argentaria SA	10,957,716	263,947,682
Banco Popular Espanol SA	3,252,984	64,772,450
Banco Santander Central Hispano SA	19,139,128	344,524,448
Cintra Concesiones de Infraestructuras de Transporte SA	1,247,914	22,463,765
Endesa SA	2,798,676	153,467,232
Gas Natural SDG SA	783,230	39,635,299
Grupo Ferrovial SA	273,896	29,941,345
Iberdrola SA(b)	2,752,092	137,090,991
Iberia Lineas Aereas de Espana SA	3,102,512	16,047,441
Industria de Diseno Textil SA	760,718	47,113,057
Repsol YPF SA	2,966,592	98,139,432
Sacyr Vallehermoso SA(b)	264,516	13,945,361
Telefonica SA	14,282,025	321,802,909
Union Fenosa SA	588,731	32,315,589
Zeltia SA(a)(b)	1,294,850	11,221,381

		1,818,597,314
SWEDEN—2.77%
Assa Abloy AB Class B	1,128,578	25,487,574
Atlas Copco AB Class A	1,164,288	44,777,971
Atlas Copco AB Class B	774,225	28,160,561
Boliden AB	998,172	25,220,830
Electrolux AB Series B	1,004,889	26,364,227
Eniro AB	677,395	9,088,010
Hennes & Mauritz AB Class B	1,583,409	105,389,868
Hoganas AB Class B	250,446	7,541,361
Holmen AB Class B	211,988	9,511,786
Husqvarna AB	1,004,889	18,537,347
Lundin Petroleum AB(a)(b)	833,882	9,322,881
Modern Times Group MTG AB Class B(a)	187,600	11,032,251
Nordea Bank AB	6,788,673	118,198,515
Oriflame Cosmetics SA	242,684	12,824,536
Sandvik AB	3,488,663	67,476,209

Scania AB Class B	402,671	38,716,345
Securitas AB Class B	1,154,678	17,728,925
Securitas Direct AB Class B(a)(b)	1,507,366	4,718,699
Securitas Systems AB Class B(a)	1,383,550	5,156,074
Skandinaviska Enskilda Banken AB Class A	1,694,858	62,656,955
Skanska AB Class B	1,393,868	32,621,624
SKF AB	1,296,316	28,647,707
SSAB Svenskt Stal AB Class A	858,270	30,769,702
Svenska Cellulosa AB Class B	608,762	31,534,550
Svenska Handelsbanken AB Class A	1,833,222	56,294,578
Swedish Match AB	1,344,860	24,959,203
Tele2 AB Class B	1,285,998	22,189,401
Telefonaktiebolaget LM Ericsson Class B	47,505,010	184,118,339
TeliaSonera AB	6,327,748	51,643,728
Trelleborg AB Class B	624,843	19,420,538
Volvo AB Class A	1,670,670	33,371,810
Volvo AB Class A Redemption(c)	334,134	1,245,217
Volvo AB Class B	3,445,135	67,533,037
Volvo AB Class B Redemption(c)	689,027	2,567,796

		1,234,828,155
SWITZERLAND—6.88%
ABB Ltd. Registered	6,680,585	135,637,965
Adecco SA Registered	454,734	31,466,221
Ciba Specialty Chemicals AG Registered	373,824	24,798,717
Clariant AG Registered(a)	896,958	14,940,628
Compagnie Financiere Richemont AG Class A	1,728,362	105,059,545
Credit Suisse Group Registered	3,737,735	295,654,932
Geberit AG Registered	16,439	29,385,036
Givaudan SA Registered	31,653	29,824,696
Holcim Ltd. Registered	682,901	73,739,952
Kuoni Reisen Holding AG Registered	16,193	10,185,205
Logitech International SA Registered(a)	695,758	19,084,768
Lonza Group AG Registered	196,857	19,364,321
Nestle SA Registered	1,256,920	499,716,060
Nobel Biocare Holding AG	82,485	29,905,683
Novartis AG Registered	7,330,470	427,970,176
OC Oerlikon Corp. AG Registered(a)(b)	39,732	21,550,173
Phonak Holding AG Registered	169,778	15,124,832
Roche Holding AG	2,234,316	422,533,282
SGS SA Registered	16,731	21,393,829
Sulzer AG Registered	15,789	20,922,028
Swatch Group (The) AG Class B	129,882	37,456,647
Swatch Group (The) AG Registered	363,386	21,275,562
Swiss Reinsurance Co. Registered	1,106,840	104,749,422
Syngenta AG Registered(a)	351,195	70,256,462
Synthes Inc.	190,444	25,014,812
UBS AG Registered	6,475,952	424,771,360
Zurich Financial Services AG Registered	470,028	137,498,868

		3,069,281,182
UNITED KINGDOM—22.76%
Acergy SA(a)(b)	751,338	16,423,103
Aegis Group PLC	4,295,149	12,046,990
Aggreko PLC	1,409,814	15,922,655
Alliance Boots PLC	2,563,554	57,496,204
AMEC PLC	1,346,968	15,145,519
AMVESCAP PLC	2,658,827	31,424,978
Anglo American PLC	4,637,537	247,533,159
ARM Holdings PLC	5,455,408	14,673,947
AstraZeneca PLC	4,943,690	270,893,893
Aviva PLC	8,091,378	127,915,092
BAE Systems PLC	10,260,655	93,775,353
Balfour Beatty PLC	1,727,796	16,205,511
Barclays PLC(d)	20,424,312	297,151,452
Barratt Developments PLC	870,464	18,905,060
BBA Aviation PLC	1,761,564	10,022,547
Berkeley Group Holdings (The) PLC(a)	480,391	16,706,746
BG Group PLC	11,003,903	159,654,658
BHP Billiton PLC	7,750,975	175,003,889
Biffa PLC	1,235,346	8,090,909

BP PLC	62,401,164	705,704,233
British Airways PLC(a)	1,986,684	20,203,061
British American Tobacco PLC	4,861,775	150,800,950
British Land Co. PLC	1,965,280	57,892,806
British Sky Broadcasting Group PLC	3,670,866	42,211,793
BT Group PLC	26,499,876	167,599,145
Bunzl PLC	1,471,722	21,029,330
Burberry Group PLC	1,679,020	23,336,628
Cable & Wireless PLC	7,978,628	29,614,446
Cadbury Schweppes PLC	6,247,721	83,213,402
Capita Group PLC	2,204,300	31,210,547
Carnival PLC	608,762	30,874,093
Cattles PLC	1,635,872	13,094,173
Centrica PLC	11,930,170	92,571,176
Charter PLC(a)	622,832	12,835,605
Close Brothers Group PLC	709,128	13,869,503
Cobham PLC	4,790,120	19,997,251
Compass Group PLC	7,497,434	54,652,195
Cookson Group PLC	781,354	10,336,538
Daily Mail & General Trust PLC Class A	1,154,898	19,412,380
De La Rue PLC	784,168	11,181,397
Diageo PLC	8,605,466	182,250,100
DSG International PLC	6,503,154	20,951,590
Electrocomponents PLC	1,736,238	10,763,868
Emap PLC	739,400	11,977,382
EMI Group PLC	2,649,850	12,400,368
Enterprise Inns PLC	2,487,149	31,882,859
Experian Group Ltd.	3,232,348	36,749,040
First Choice Holidays PLC	2,504,460	14,487,214
FKI PLC	2,813,062	6,807,100
Friends Provident PLC	6,111,274	23,159,991
GKN PLC	2,802,744	21,607,535
GlaxoSmithKline PLC	18,120,351	525,088,387
Great Portland Estates PLC	1,741,866	25,063,572
Hammerson PLC	1,256,920	38,333,185
Hanson PLC	2,473,193	42,486,269
Hays PLC	5,743,650	19,584,377
HBOS PLC	12,097,467	262,011,483
Home Retail Group	2,836,055	25,933,778
HSBC Holdings PLC	36,031,394	668,692,517
ICAP PLC	2,047,253	20,788,295
IMI PLC	1,531,754	17,537,268
Imperial Chemical Industries PLC	3,933,384	42,084,052
Imperial Tobacco Group PLC	2,184,748	95,116,794
Inchcape PLC	2,180,267	24,896,782
InterContinental Hotels Group PLC	1,411,472	34,324,424
International Power PLC	5,069,890	44,637,033
Invensys PLC(a)	2,744,895	18,265,906
ITV PLC	13,350,197	32,038,069
J Sainsbury PLC	4,868,375	55,787,393
Johnson Matthey PLC	797,300	25,129,011
Kesa Electricals PLC	2,337,496	15,870,407
Kingfisher PLC	7,971,124	43,439,368
Land Securities Group PLC	1,662,136	65,217,325
Legal & General Group PLC	21,487,704	66,477,970
Lloyds TSB Group PLC	17,918,993	208,203,082
LogicaCMG PLC	4,777,234	17,578,903
London Stock Exchange Group PLC	916,426	23,055,549
Man Group PLC	5,881,732	66,458,587
Marks & Spencer Group PLC	5,594,542	83,016,777
Meggitt PLC	2,698,810	16,596,437
Misys PLC	1,785,952	8,964,807
Mitchells & Butlers PLC	2,493,691	39,771,388
National Express Group PLC	574,994	14,166,789
National Grid PLC	8,556,273	134,580,080
Next PLC	875,244	41,115,879
Old Mutual PLC	17,077,705	61,167,751
Pearson PLC	2,665,796	45,928,220
Persimmon PLC	970,830	26,152,199
Provident Financial PLC	1,074,010	16,731,821
Prudential PLC	7,692,538	115,225,577

Punch Taverns PLC	1,021,482	26,638,253
Reckitt Benckiser PLC	1,873,396	103,066,517
Reed Elsevier PLC	4,046,898	51,634,546
Rentokil Initial PLC	6,058,542	21,051,855
Resolution PLC	2,244,634	29,110,720
Reuters Group PLC	4,290,838	40,974,430
Rexam PLC	1,693,090	17,860,760
Rio Tinto PLC	3,274,360	201,227,072
Rolls-Royce Group PLC(a)	5,705,297	54,738,219
Rolls-Royce Group PLC Class B(c)	320,470,971	640,894
Royal & Sun Alliance Insurance Group PLC	10,416,490	34,559,322
Royal Bank of Scotland Group PLC	10,048,181	387,830,697
Royal Dutch Shell PLC Class A	11,830,404	414,033,085
Royal Dutch Shell PLC Class B	8,632,869	306,443,864
SABMiller PLC	2,813,062	66,945,854
Sage Group PLC	4,180,666	22,114,065
Scottish & Newcastle PLC	2,856,935	35,251,934
Scottish & Southern Energy PLC	2,723,952	81,875,856
Serco Group PLC	1,828,162	18,070,026
Severn Trent PLC	773,593	23,051,342
Signet Group PLC	6,848,338	16,982,604
Slough Estates PLC	2,130,198	32,930,391
Smith & Nephew PLC	3,124,478	39,240,500
Smiths Group PLC	1,807,976	39,230,137
Stagecoach Group PLC	3,253,380	12,150,463
Standard Life PLC	6,640,102	43,157,426
Tate & Lyle PLC	1,665,888	20,805,381
Taylor Woodrow PLC	2,274,650	22,130,684
Tesco PLC	25,372,402	234,677,116
3i Group PLC	1,659,789	38,437,830
Tomkins PLC	2,851,520	15,168,949
Trinity Mirror PLC	1,225,966	13,202,664
Unilever PLC	3,827,415	120,631,073
United Business Media PLC	967,338	15,756,754
United Utilities PLC	2,856,210	42,782,817
Vodafone Group PLC	167,912,318	481,872,210
Whitbread PLC	915,506	34,658,458
William Hill PLC	1,925,167	23,138,772
Wimpey (George) PLC	1,555,204	18,256,726
Wolseley PLC	2,075,096	50,338,054
WPP Group PLC	3,747,310	55,905,672
Xstrata PLC	1,963,379	103,697,901
Yell Group PLC	2,500,708	24,430,085

		10,153,888,853

TOTAL COMMON STOCKS
(Cost: $31,470,261,005)		44,086,220,074

Security	Shares	Value

PREFERRED STOCKS—0.46%

GERMANY—0.30%
Henkel KGaA	211,235	33,325,511
Porsche AG	29,078	48,958,398
ProSiebenSat.1 Media AG	304,850	11,149,980
Volkswagen AG	375,290	38,177,676

		131,611,565
ITALY—0.16%
Intesa Sanpaolo SpA RNC(a)	3,224,944	26,121,373
Telecom Italia SpA RNC	19,285,930	47,324,211

		73,445,584

TOTAL PREFERRED STOCKS
(Cost: $129,192,392)		205,057,149

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—1.78%

CERTIFICATES OF DEPOSIT(e)—0.06%
Credit Suisse First Boston NY
5.33%-5.43%, 07/17/07-08/21/07	$9,546,035	9,546,035
Deutsche Bank AG
5.35%, 08/08/07	17,046,492	17,046,492

		26,592,527
COMMERCIAL PAPER(e)—0.38%
BNP Paribas Finance Inc.
5.12%, 06/06/07	2,386,509	2,374,303
Concord Minutemen Capital Co. LLC
5.29%-5.30%, 05/03/07-05/16/07(f)	22,189,214	22,162,014
Crown Point Capital Co. LLC
5.20%-5.29%, 05/03/07-07/18/07(f)	18,833,101	18,736,307
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07	11,932,544	11,832,002
Grampian Funding LLC
5.14%, 06/06/07(f)	10,227,895	10,175,375
Harrier Finance Funding LLC
5.12%, 06/06/07(f)	6,818,597	6,783,720
Irish Permanent Treasury PLC
5.18%, 07/10/07	3,409,298	3,374,959
KKR Pacific Funding Trust
5.30%, 05/10/07(f)	7,584,325	7,574,276
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(f)	8,615,161	8,544,313
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(f)	15,382,482	15,373,206
Nestle Capital Corp.
5.19%, 08/09/07(f)	4,091,158	4,032,177
Park Sienna LLC
5.30%, 05/18/07(f)	4,091,158	4,080,919
Simba Funding Corp.
5.20%, 07/23/07(f)	6,818,597	6,736,849
Societe Generale
5.18%, 05/16/07(f)	17,046,492	17,009,700
Thornburg Mortgage Capital Resources LLC
5.30%, 05/14/07(f)	3,409,298	3,402,773
Ticonderoga Funding LLC
5.27%, 05/17/07(f)	3,579,354	3,570,971
Tulip Funding Corp.
5.29%, 05/08/07(f)	14,319,053	14,304,325
Westpac Banking Corp.
5.20%, 07/12/07(f)	6,136,737	6,072,915
Zela Finance Inc.
5.20%, 07/16/07(f)	4,091,158	4,046,246

		170,187,350
MEDIUM-TERM NOTES(e)—0.04%
Cullinan Finance Corp.
5.71%, 06/28/07(f)	5,113,948	5,113,948
K2 USA LLC
5.39%, 06/04/07(f)	5,113,948	5,113,948
Sigma Finance Inc.
5.51%, 06/18/07(f)	5,591,249	5,591,249

		15,819,145
MONEY MARKET FUNDS—0.55%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(d)(g)	16,379,487	16,379,487
BGI Cash Premier Fund LLC
5.31%(d)(e)(g)	230,050,951	230,050,951

		246,430,438

REPURCHASE AGREEMENTS(e)—0.24%
Banc of America Securities LLC 5.36%, dated 4/30/07, due 5/1/07, maturity value $6,410,435 (collateralized by non-U.S. government debt securities, value $6,619,415, 4.63% to 8.00%, 5/1/07 to 9/15/07).	$6,409,481	6,409,481
Bank of America N.A. 5.36%, dated 4/30/07, due 5/1/07, maturity value $13,639,224 (collateralized by non-U.S. government debt securities, value $14,356,647, 2.48% to 6.13%, 1/15/08 to 7/27/26).	13,637,194	13,637,194
Bear Stearns Companies Inc. (The) 5.24%, dated 4/30/07, due 5/1/07, maturity value $10,229,384 (collateralized by non-U.S. government debt securities, value $11,278,919, 0.45% to 8.35%, 10/17/18 to 11/25/52).	10,227,895	10,227,895
Bear Stearns Companies Inc. (The) 5.37%, dated 4/30/07, due 5/1/07, maturity value $10,229,421 (collateralized by U.S. government obligations, value $10,459,583, 4.50% to 8.75%, 5/1/08 to 4/1/37).	10,227,895	10,227,895
Citigroup Global Markets Holdings Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $10,229,418 (collateralized by non-U.S. government debt securities, value $10,877,963, 0.00% to 6.00%, 2/7/17 to 11/30/60).	10,227,895	10,227,895
Greenwich Capital Markets Inc. 5.46%, dated 4/30/07, due 5/1/07, maturity value $6,819,631 (collateralized by non-U.S. government debt securities, value $7,522,735, 6.43% to 7.34%, 6/1/13 to 1/5/37).	6,818,597	6,818,597
HSBC Securities Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $3,409,806 (collateralized by non-U.S. government debt securities, value $3,589,503, 5.26% to 5.95%, 5/1/32 to 6/1/46).	3,409,298	3,409,298
JP Morgan Securities Inc. 5.41%, dated 4/30/07, due 5/1/07, maturity value $1,704,905 (collateralized by non-U.S. government debt securities, value $1,794,924, 6.13% to 6.75%, 4/1/13 to 1/15/16).	1,704,649	1,704,649
Lehman Brothers Holdings Inc. 5.44%, dated 4/30/07, due 5/1/07, maturity value $30,688,323 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $32,096,917, 0.00% to 12.00%, 6/1/07 to 7/1/45).	30,683,686	30,683,686
Merrill Lynch & Co. Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $6,819,612 (collateralized by non-U.S. government debt securities, value $7,063,072, 4.13% to 8.13%, 9/1/09 to 10/1/26).	6,818,597	6,818,597
Morgan Stanley 5.36%, dated 4/30/07, due 5/1/07, maturity value $6,819,612 (collateralized by non-U.S. government debt securities, value $7,184,461, 4.70% to 6.57%, 12/15/14 to 6/12/47).	6,818,597	6,818,597

		106,983,784
TIME DEPOSITS(e)—0.12%
Branch Banking & Trust
5.25%, 05/01/07	18,843,465	18,843,465
Societe Generale
5.27%, 05/01/07	23,865,089	23,865,089
SunTrust Bank
5.25%, 05/01/07	11,932,544	11,932,544

		54,641,098
VARIABLE & FLOATING RATE NOTES(e)—0.39%
Arkle Master Issuer PLC
5.30%, 11/19/07(f)	5,113,948	5,113,948
ASIF Global Financing
5.40%, 05/03/07(f)	681,860	681,862

Brigantine High Grade Funding Ltd.
5.35%, 09/05/07(f)	6,545,853	6,545,439
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(f)	3,750,228	3,750,228
Commodore CDO Ltd.
5.42%, 12/12/07	1,465,655	1,465,655
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(f)	73,044	73,044
Granite Master Issuer PLC
5.29%, 08/20/07(f)	23,865,089	23,865,089
Harrier Finance Funding LLC
5.29%, 08/07/07(f)	3,409,298	3,409,114
Holmes Financing PLC
5.29%, 07/16/07(f)	11,932,544	11,932,544
JP Morgan Securities Inc.
5.40%, 11/16/07	13,637,194	13,637,194
JPMorgan Chase & Co.
5.45%, 07/27/07(h)	13,637,194	13,637,194
Leafs LLC
5.32%, 01/22/08	6,587,978	6,587,978
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(f)	7,500,457	7,500,433
Master Funding LLC
5.35%, 05/25/07(f)	6,203,082	6,203,082
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	7,500,457	7,500,457
Metropolitan Life Insurance Funding Agreement
5.43%, 08/01/07(f)(h)	681,860	681,860
Mound Financing PLC
5.29%, 05/08/07(f)	6,409,481	6,409,481
National City Bank of Indiana
5.34%, 05/21/07	3,409,298	3,409,314
Newcastle Ltd.
5.34%, 01/24/08(f)	4,432,088	4,431,436
Sedna Finance Inc.
5.32%, 05/25/07(f)	3,068,369	3,068,348
Strips III LLC
5.37%, 07/24/07(f)	1,296,812	1,296,812
SunTrust Bank
5.29%, 05/01/07	6,818,597	6,818,597
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(f)	7,095,673	7,095,673
Wachovia Bank N.A.
5.36%, 05/22/07	17,251,050	17,251,055
Wal-Mart Stores Inc.
5.50%, 07/16/07(f)	5,113,948	5,114,666
White Pine Finance LLC
5.31%, 05/22/07(f)	3,750,228	3,750,174
Wind Master Trust
5.31%, 07/25/07(f)	2,727,439	2,727,439

		173,958,116

TOTAL SHORT-TERM INVESTMENTS
(Cost: $794,612,458)		794,612,458

TOTAL INVESTMENTS IN SECURITIES—101.05%
(Cost: $32,394,065,855)		45,085,889,681
Other Assets, Less Liabilities—(1.05)%		(466,772,847)

NET ASSETS—100.00%		$44,619,116,834

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(f)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

April 30, 2007

Security	Shares	Value

COMMON STOCKS—98.87%

AUSTRALIA—6.01%
Alinta Ltd.	42,890	$534,778
Alumina Ltd.	83,200	495,841
AMP Ltd.	47,379	423,936
Aristocrat Leisure Ltd.	26,775	369,950
ASX Ltd.	11,600	463,453
AXA Asia Pacific Holdings Ltd.	47,495	292,145
Babcock & Brown Ltd.	17,648	435,538
BHP Billiton Ltd.	238,224	5,851,412
Billabong International Ltd.	14,073	193,275
Brambles Ltd.(a)	120,546	1,323,438
Caltex Australia Ltd.	11,232	226,619
Cochlear Ltd.	4,368	230,685
Coles Group Ltd.	86,000	1,234,791
Computershare Ltd.	33,552	291,837
CSL Ltd.	12,784	928,726
Foster’s Group Ltd.	157,910	839,879
Harvey Norman Holdings Ltd.	55,872	239,036
James Hardie Industries NV	31,504	233,379
Leighton Holdings Ltd.	13,312	385,814
Lend Lease Corp. Ltd.	32,064	531,101
Macquarie Bank Ltd.	17,430	1,262,184
Macquarie Communications Infrastructure Group	29,621	162,970
National Australia Bank Ltd.	49,120	1,758,056
Newcrest Mining Ltd.	24,368	471,776
Orica Ltd.	23,233	609,147
Origin Energy Ltd.	73,588	557,384
Paladin Resources Ltd.(a)	30,976	247,516
Publishing & Broadcasting Ltd.	9,888	168,721
QBE Insurance Group Ltd.	55,184	1,417,474
Rinker Group Ltd.	63,104	976,958
Rio Tinto Ltd.	19,632	1,354,153
Toll Holdings Ltd.	41,893	768,876
Woodside Petroleum Ltd.	32,135	1,054,389
Woolworths Ltd.	84,790	1,997,271
WorleyParsons Ltd.	10,899	249,474

		28,581,982
AUSTRIA—0.64%
Andritz AG	880	228,438
Erste Bank der Oesterreichischen Sparkassen AG	6,944	559,322
Oesterreichische Elektrizitaetswirtschafts AG Class A	6,720	347,677
Raiffeisen International Bank Holding AG	2,992	419,889
RHI AG(a)	3,508	186,666
Telekom Austria AG	27,024	767,863
voestalpine AG	7,600	516,012

		3,025,867
BELGIUM—1.28%
AGFA-Gevaert NV	9,824	238,516
Delhaize Group	5,712	550,593
Groupe Bruxelles Lambert SA	5,296	643,122
InBev	12,736	997,696
KBC Group NV	13,136	1,747,379
Mobistar SA	2,400	208,643

Omega Pharma SA	752	61,198
Solvay SA	4,935	784,565
UCB SA	6,544	390,907
Umicore	2,160	437,846

		6,060,465
DENMARK—0.91%
De Sammensluttede Vognmaend A/S	1,408	291,920
FLS Industries A/S Class B	3,152	240,734
GN Store Nord A/S(a)	17,520	202,158
Novo Nordisk A/S Class B	16,656	1,638,175
Novozymes A/S Class B	4,160	438,865
Topdanmark A/S(a)	1,843	364,556
Vestas Wind Systems A/S(a)	13,344	877,396
William Demant Holding A/S(a)	2,912	283,205

		4,337,009
FINLAND—1.77%
Cargotec Corp. Class B	4,928	307,826
Elisa OYJ Class A	12,144	355,834
Kone OYJ Class B	5,552	337,711
Nokia OYJ(a)	272,192	6,931,705
Nokian Renkaat OYJ	8,752	270,538
TietoEnator OYJ	6,704	213,910

		8,417,524
FRANCE—10.28%
Accor SA	14,384	1,363,932
ALSTOM(a)	7,552	1,133,725
Atos Origin SA(a)	5,200	375,983
Bouygues SA	13,889	1,112,280
Business Objects SA(a)	7,552	284,977
Cap Gemini SA	8,882	676,876
Carrefour SA	39,744	3,071,647
Compagnie Generale des Etablissements Michelin Class B	9,904	1,268,117
Dassault Systemes SA	4,402	260,971
Essilor International SA	7,232	874,471
Gaz de France	12,416	586,288
Groupe Danone	16,440	2,718,181
Hermes International	4,578	662,707
Lafarge SA	9,968	1,628,378
Lagardere SCA	8,448	667,783
L’Air Liquide SA	8,096	2,019,097
L’Oreal SA	19,872	2,389,842
LVMH Moet Hennessy Louis Vuitton SA	16,466	1,931,916
Neopost SA	2,592	377,833
Pernod Ricard SA	6,201	1,326,546
PPR SA	4,432	773,854
Publicis Groupe SA	9,889	473,035
Safran SA(b)	13,440	326,492
Schneider Electric SA	14,992	2,129,307
Schneider Electric SA New(a)	826	112,852
Societe Television Francaise 1	9,681	334,267
Sodexho Alliance SA	7,472	596,651
STMicroelectronics NV	47,424	931,995
Suez SA	68,640	3,932,537
Technip SA	7,280	574,166
Thales SA	7,056	430,928
Thomson	20,336	394,378
Total SA	94,976	7,059,023
Unibail Holding	3,280	915,151
Vallourec SA	2,661	733,583
Veolia Environnement	19,874	1,651,793
Vinci SA	15,056	2,435,927
Zodiac SA	3,856	297,277

		48,834,766
GERMANY—7.50%
Adidas AG	14,560	871,333
ALTANA AG	5,584	415,255

BASF AG	15,936	1,901,485
Bayer AG	49,424	3,400,225
Beiersdorf AG	6,000	434,400
Bilfinger Berger AG	3,313	314,284
Celesio AG	6,544	470,570
Commerzbank AG	15,344	769,572
Continental AG	9,079	1,269,785
Deutsche Boerse AG	7,440	1,752,028
Deutsche Lufthansa AG	16,608	500,007
Deutsche Postbank AG	4,816	472,638
Fresenius Medical Care AG & Co. KGaA	4,528	682,350
Heidelberger Druckmaschinen AG	4,864	231,207
Hochtief AG	3,185	336,871
Hypo Real Estate Holding AG	9,472	635,487
Infineon Technologies AG(a)	53,664	839,307
IVG Immobilien AG	7,024	318,447
KarstadtQuelle AG(a)	3,712	143,366
Linde AG	7,651	859,770
MAN AG	9,285	1,247,276
Merck KGaA	4,242	566,364
METRO AG	10,864	841,116
Puma AG	848	387,698
Rheinmetall AG	3,154	314,524
RWE AG	30,032	3,180,937
Salzgitter AG	1,888	314,351
SAP AG	60,544	2,932,447
Siemens AG	57,568	7,008,081
SolarWorld AG(b)	2,560	217,172
Volkswagen AG	11,536	1,753,697
Wincor Nixdorf AG	2,508	247,057

		35,629,107
GREECE—0.54%
Coca-Cola Hellenic Bottling Co. SA ADR	10,944	479,347
Hellenic Telecommunications Organization SA SP ADR(a)	43,920	643,428
National Bank of Greece SA ADR	126,562	1,445,338

		2,568,113
HONG KONG—1.63%
Bank of East Asia Ltd.	118,400	732,691
Esprit Holdings Ltd.	72,000	879,143
Foxconn International Holdings Ltd.(a)	146,000	442,410
Hang Lung Properties Ltd.	144,000	429,906
Hong Kong & China Gas Co. Ltd. (The)	213,000	508,177
Hong Kong Exchanges & Clearing Ltd.	75,000	722,551
Hutchison Telecommunications International Ltd.(a)	99,000	203,031
Hutchison Whampoa Ltd.	80,000	774,812
Kingboard Chemical Holdings Co. Ltd.	48,000	225,233
Li & Fung Ltd.	131,200	412,660
Link REIT (The)	169,500	387,491
Melco International Development Ltd.	45,000	88,029
PCCW Ltd.	274,000	169,208
Shangri-La Asia Ltd.	128,000	314,221
Sun Hung Kai Properties Ltd.	96,000	1,128,004
Techtronic Industries Co. Ltd.	75,000	100,304
Television Broadcasts Ltd.	35,000	232,028

		7,749,899
IRELAND—0.95%
Bank of Ireland	26,640	572,622
C&C Group PLC	24,192	408,408
CRH PLC	37,764	1,662,114
DEPFA Bank PLC	25,728	479,283
Elan Corp. PLC(a)	15,696	215,496
Grafton Group PLC(a)	20,048	298,230
IAWS Group PLC	9,712	241,231
Kerry Group PLC Class A	12,336	369,355
Kingspan Group PLC	9,792	275,291

		4,522,030

ITALY—4.34%
Alleanza Assicurazioni SpA	31,712	447,072
Assicurazioni Generali SpA	65,457	3,031,050
Autogrill SpA	11,280	225,528
Autostrade SpA	21,136	700,654
Banca Monte dei Paschi di Siena SpA	82,224	559,112
Banca Popolare di Milano Scrl	30,640	519,772
Bulgari SpA	19,846	305,246
Capitalia SpA	121,168	1,161,682
Fiat SpA(a)	38,032	1,128,916
Finmeccanica SpA	25,120	778,213
Intesa Sanpaolo SpA(a)	520,072	4,386,368
Luxottica Group SpA	10,352	362,239
Mediaset SpA	56,880	646,633
Mediobanca SpA	38,272	891,595
Seat Pagine Gialle SpA	462,488	303,598
Terna SpA	84,856	318,180
UniCredito Italiano SpA German	347,824	3,598,171
Unione di Banche Italiane Scpa	41,328	1,256,645

		20,620,674
JAPAN—19.95%
Access Co. Ltd.(a)(b)	16	59,177
Advantest Corp.	10,600	474,541
AEON Co. Ltd.	44,800	824,735
Aeon Credit Service Co. Ltd.	3,800	63,341
Aisin Seiki Co. Ltd.	13,400	444,032
All Nippon Airways Co. Ltd.	64,000	249,027
Asahi Glass Co. Ltd.	64,000	867,579
Asahi Kasei Corp.	54,000	384,084
ASICS Corp.	16,000	202,435
Bank of Yokohama Ltd. (The)	84,000	620,660
Canon Inc.	70,400	3,976,403
Casio Computer Co. Ltd.	18,000	365,257
Central Japan Railway Co.	103	1,137,693
Chiba Bank Ltd. (The)	52,000	433,388
Chiyoda Corp.	16,000	370,194
Chugai Pharmaceutical Co. Ltd.	11,400	291,904
Credit Saison Co. Ltd.	6,000	171,708
Daifuku Co. Ltd.	8,000	101,753
Daikin Industries Ltd.	16,600	563,960
Daimaru Inc. (The)	16,000	191,323
Dainippon Ink & Chemical Inc.	48,000	181,147
Dainippon Screen Manufacturing Co. Ltd.	16,000	135,760
Daito Trust Construction Co. Ltd.	6,400	295,084
Denso Corp.	33,600	1,194,929
DOWA HOLDINGS Co. Ltd.	32,000	303,653
E*Trade Securities Co. Ltd.	128	139,241
Eisai Co. Ltd.	16,700	796,536
Elpida Memory Inc.(a)	8,000	341,408
Fanuc Ltd.	12,000	1,182,879
Fast Retailing Co. Ltd.	3,600	248,525
FUJIFILM Holdings Corp.	35,200	1,466,851
Fujikura Ltd.	16,000	103,494
Fujitsu Ltd.	128,000	809,740
Fukuoka Financial Group Inc.(a)	48,000	365,508
Furukawa Electric Co. Ltd. (The)	21,000	129,334
Gunma Bank Ltd.	32,000	214,217
Hankyu Hanshin Holdings Inc.	80,000	457,219
Haseko Corp.(a)	16,000	53,420
Hikari Tsushin Inc.	1,600	64,265
Hirose Electric Co. Ltd.	2,100	256,734
Hitachi Chemical Co. Ltd.	8,600	190,343
Hitachi Construction Machinery Co. Ltd.	8,000	252,374
Hitachi Ltd.	72,000	550,671
Hokuhoku Financial Group Inc.	80,000	261,077
Hoya Corp.	29,200	904,063
IBIDEN Co. Ltd.	9,600	550,270
Index Corp.	112	38,378
INPEX Holdings Inc.	50	422,576

Isetan Co. Ltd.	14,900	245,372
Ishikawajima-Harima Heavy Industries Co. Ltd.	86,000	338,229
JAFCO Co. Ltd.	1,600	69,620
Japan Steel Works Ltd. (The)	22,000	262,332
Japan Tobacco Inc.	208	1,019,941
JFE Holdings Inc.	12,800	709,058
JGC Corp.	10,000	154,805
JSR Corp.	12,800	288,657
JTEKT Corp.	16,000	300,573
Kajima Corp.	64,000	318,112
Kawasaki Heavy Industries Ltd.	97,000	390,419
Keihin Electric Express Railway Co. Ltd.(b)	32,000	246,885
Keisei Electric Railway Co. Ltd.	32,000	208,326
Keyence Corp.	3,850	860,818
Kintetsu Corp.	112,000	335,517
KK DaVinci Advisors(a)	83	84,733
Kobe Steel Ltd.	128,000	455,211
Komatsu Ltd.	62,400	1,495,971
Konica Minolta Holdings Inc.	34,500	475,185
Kubota Corp.	72,000	686,833
Kuraray Co. Ltd.	16,000	178,871
Leopalace21 Corp.	6,400	211,004
Matsushita Electric Industrial Co. Ltd.	144,000	2,801,556
Millea Holdings Inc.	16,500	614,409
Minebea Co. Ltd.	32,000	188,511
Mitsubishi Electric Corp.	66,000	644,509
Mitsubishi Estate Co. Ltd.	80,000	2,503,661
Mitsubishi Gas Chemical Co. Inc.	24,000	209,464
Mitsubishi Heavy Industries Ltd.	112,000	695,402
Mitsubishi Rayon Co. Ltd.	37,000	259,454
Mitsubishi UFJ Financial Group Inc.	384	4,016,568
Mitsui Chemicals Inc.	23,000	192,076
Mitsui Engineering & Shipbuilding Co. Ltd.	54,000	244,458
Mitsui Fudosan Co. Ltd.	64,500	1,899,837
Mitsui Mining & Smelting Co. Ltd.	32,000	155,843
Mitsukoshi Ltd.	32,000	153,968
Mizuho Financial Group Inc.	640	3,877,327
Murata Manufacturing Co. Ltd.	14,400	1,071,219
NEC Corp.	144,000	768,771
NGK Spark Plug Co. Ltd.	16,000	284,507
NHK Spring Co. Ltd.	16,000	138,438
Nidec Corp.	7,200	457,889
Nikon Corp.	19,000	440,400
Nintendo Co. Ltd.	4,800	1,512,238
Nippon Electric Glass Co. Ltd.	23,500	406,071
Nishi-Nippon City Bank Ltd. (The)	48,000	207,255
Nissan Chemical Industries Ltd.	16,000	182,486
Nitori Co. Ltd.	3,200	153,701
Nitto Denko Corp.	7,500	333,877
NOK Corp.	9,600	179,139
Nomura Research Institute Ltd.	8,000	215,556
NTT Data Corp.	86	423,865
Odakyu Electric Railway Co. Ltd.	39,000	273,804
Oki Electric Industry Co. Ltd.(a)	48,000	83,143
Olympus Corp.	16,000	562,320
Oriental Land Co. Ltd.	3,900	220,610
ORIX Corp.	6,240	1,678,725
OSG Corp.	7,100	100,168
Otsuka Corp.	800	77,721
Park 24 Co. Ltd.	7,600	95,648
Rakuten Inc.	496	201,297
Resona Holdings Inc.	200	455,211
Ryohin Keikaku Co. Ltd.	1,600	89,569
Sanken Electric Co. Ltd.	16,000	145,668
SANYO Electric Co. Ltd.(a)(b)	128,000	205,648
Secom Co. Ltd.	14,400	653,094
Sega Sammy Holdings Inc.	4,500	102,422
Seiko Epson Corp.	7,000	213,213
Sekisui House Ltd.	32,000	475,562
Seven & I Holdings Co. Ltd.	57,600	1,667,679
Shimamura Co. Ltd.	1,600	175,390

Shimano Inc.	6,400	211,004
Shimizu Corp.	39,000	243,781
Shin-Etsu Chemical Co. Ltd.	27,200	1,768,495
Shinko Electric Industries Co. Ltd.	5,200	126,187
Shinsei Bank Ltd.	45,000	194,678
Shionogi & Co. Ltd.	16,000	313,292
Shiseido Co. Ltd.	23,000	495,586
Showa Denko K.K.	80,000	263,755
SMC Corp.	3,700	477,110
SoftBank Corp.(a)	51,200	1,111,786
Sony Corp.	69,300	3,722,907
Stanley Electric Co. Ltd.	11,200	224,459
Sumco Corp.	6,400	280,624
Sumitomo Chemical Co. Ltd.	102,000	679,403
Sumitomo Electric Industries Ltd.	49,800	709,672
Sumitomo Heavy Industries Ltd.	38,000	395,565
Sumitomo Metal Industries Ltd.	180,000	921,802
Sumitomo Metal Mining Co. Ltd.	35,500	665,411
Sumitomo Mitsui Financial Group Inc.	448	3,936,237
Sumitomo Realty & Development Co. Ltd.	26,000	968,160
Sumitomo Titanium Corp.	1,000	108,196
Suruga Bank Ltd.	16,000	194,670
T&D Holdings Inc.	11,200	713,209
Taiheiyo Cement Corp.	64,000	276,340
Taisei Corp.	37,000	128,488
Takashimaya Co. Ltd.	20,000	236,141
TDK Corp.	8,000	694,197
Teijin Ltd.	58,000	300,423
Terumo Corp.	12,800	519,476
THK Co. Ltd.	6,500	159,638
Tobu Railway Co. Ltd.	55,000	252,667
Toho Titanium Co. Ltd.	3,200	153,968
Tokuyama Corp.	16,000	243,002
Tokyo Electron Ltd.	11,200	783,499
Tokyo Seimitsu Co. Ltd.	700	24,426
Tokyo Tatemono Co. Ltd.	20,000	282,499
Tokyu Corp.	71,000	519,853
Tokyu Land Corp.	24,000	274,532
TonenGeneral Sekiyu K.K.	18,000	194,603
Toray Industries Inc.	88,000	608,242
Toshiba Corp.	197,000	1,478,675
Toyoda Gosei Co. Ltd.	4,800	119,493
Toyota Tsusho Corp.	14,500	354,295
Trend Micro Inc.	8,000	251,036
Ube Industries Ltd.	70,000	224,342
Ushio Inc.	9,600	189,180
USS Co. Ltd.	3,090	195,735
Yahoo! Japan Corp.	1,128	393,132
Yakult Honsha Co. Ltd.	8,000	214,886
Yamada Denki Co. Ltd.	6,720	626,424
Yamato Holdings Co. Ltd.	23,000	334,496
Yaskawa Electric Corp.	16,000	184,628
Zeon Corp.	11,000	113,953

		94,806,967
NETHERLANDS—3.68%
Akzo Nobel NV	18,816	1,510,190
ASML Holding NV(a)	34,184	932,586
Fugro NV	4,192	228,899
Hagemeyer NV	37,937	181,211
Heineken NV	16,992	912,288
Koninklijke Ahold NV(a)	108,048	1,383,161
Koninklijke Philips Electronics NV	80,304	3,318,533
QIAGEN NV(a)	11,232	201,421
Randstad Holding NV	3,252	256,215
Reed Elsevier NV	52,688	993,021
Rodamco Europe NV	5,104	756,334
Royal Numico NV	12,080	668,679
SBM Offshore NV	10,276	371,080
TNT NV	29,108	1,318,478
Unilever NV	114,336	3,509,341

Vedior NV	11,988	320,341
Wolters Kluwer NV CVA	20,688	614,935

		17,476,713
NEW ZEALAND—0.10%
Fisher & Paykel Healthcare Corp. Ltd.	64,435	178,563
Sky City Entertainment Group Ltd.	84,343	302,661

		481,224
NORWAY—0.87%
Aker Kvaerner ASA	11,200	266,942
Det Norske Oljeselskap AS(a)	64,853	128,673
Orkla ASA	31,440	506,436
Petroleum Geo-Services ASA(a)	12,960	361,734
SeaDrill Ltd.(a)	14,506	240,980
Statoil ASA	30,336	860,753
Storebrand ASA	16,736	286,327
Tandberg ASA	7,968	170,484
Telenor ASA	52,800	987,667
TGS-NOPEC Geophysical Co. ASA(a)	8,000	185,629
Tomra Systems ASA	15,313	124,747

		4,120,372
PORTUGAL—0.38%
Banco BPI SA Registered	37,368	321,287
Brisa-Auto Estradas de Portugal SA	33,042	437,863
Energias de Portugal SA	123,450	675,598
Portugal Telecom SGPS SA	25,600	365,797

		1,800,545
SINGAPORE—0.96%
CapitaLand Ltd.	102,000	570,507
City Developments Ltd.	39,000	413,174
DBS Group Holdings Ltd.	80,000	1,121,274
Keppel Corp. Ltd.	48,000	675,923
SembCorp Industries Ltd.	96,000	308,271
Singapore Exchange Ltd.	120,000	584,326
STATS ChipPAC Ltd.(a)	96,000	116,233
United Overseas Bank Ltd.	32,000	450,615
Venture Corp. Ltd.	32,000	330,592

		4,570,915
SPAIN—4.24%
Abertis Infraestructuras SA(b)	17,392	558,976
Acciona SA	2,112	474,868
Acerinox SA	17,712	421,084
Actividades de Construcciones y Servicios SA	17,392	1,085,910
Altadis SA	18,720	1,232,697
Antena 3 de Television SA(a)	7,072	152,397
Banco Bilbao Vizcaya Argentaria SA	80,208	1,932,037
Banco Popular Espanol SA	33,057	658,221
Cintra Concesiones de Infraestructuras de Transporte SA	16,409	295,379
Fomento de Construcciones y Contratas SA	3,616	338,537
Gamesa Corporacion Tecnologica SA	15,013	523,289
Grupo Ferrovial SA	4,592	501,981
Iberdrola SA(b)	61,680	3,072,489
Indra Sistemas SA	14,504	359,267
Industria de Diseno Textil SA	16,096	996,863
Mapfre SA	47,520	249,035
Sacyr Vallehermoso SA(b)	5,520	291,016
Sogecable SA(a)(b)	3,728	152,532
Telefonica SA	292,288	6,585,840
Union Fenosa SA	5,248	288,064

		20,170,482
SWEDEN—2.49%
Alfa Laval AB	7,424	457,059
Assa Abloy AB Class B	22,976	518,885
Atlas Copco AB Class A	23,664	910,106
Atlas Copco AB Class B	15,553	565,703

Boliden AB	20,912	528,384
Eniro AB	14,836	199,042
Getinge AB Class B	14,480	333,489
Hennes & Mauritz AB Class B	33,824	2,251,286
Husqvarna AB	20,144	371,600
Lundin Petroleum AB(a)	18,320	204,819
Modern Times Group MTG AB Class B(a)	4,208	247,461
Securitas AB Class B	15,248	234,118
Securitas Direct AB Class B(a)	25,616	80,189
Securitas Systems AB Class B(a)	25,024	93,257
Swedish Match AB	28,832	535,092
Telefonaktiebolaget LM Ericsson Class B	1,009,824	3,913,842
TeliaSonera AB	48,006	391,800

		11,836,132
SWITZERLAND—6.57%
ABB Ltd. Registered	142,656	2,896,389
Adecco SA Registered	9,362	647,822
Clariant AG Registered(a)	12,832	213,743
Geberit AG Registered	306	546,981
Kuehne & Nagel International AG Registered	4,800	441,137
Logitech International SA Registered(a)	13,256	363,614
Lonza Group AG Registered	2,384	234,508
Nobel Biocare Holding AG	1,792	649,706
Novartis AG Registered	158,880	9,275,790
OC Oerlikon Corp. AG Registered(a)	502	272,279
Phonak Holding AG Registered	3,584	319,284
Roche Holding AG	48,080	9,092,447
Schindler Holding AG Participation Certificates	4,544	292,402
SGS SA Registered	336	429,641
Straumann Holding AG Registered	576	169,215
Sulzer AG Registered	272	360,428
Syngenta AG Registered(a)	7,696	1,539,583
Synthes Inc.	3,728	489,673
UBS AG Registered	45,555	2,988,049

		31,222,691
UNITED KINGDOM—23.78%
Acergy SA(a)	13,920	304,270
Aegis Group PLC	70,114	196,655
Alliance Boots PLC	54,048	1,212,206
AMVESCAP PLC	53,712	634,828
Anglo American PLC	98,624	5,264,154
ARM Holdings PLC	109,072	293,382
AstraZeneca PLC	105,904	5,803,104
BAE Systems PLC	222,624	2,034,631
Balfour Beatty PLC	29,448	276,202
BG Group PLC	236,800	3,435,710
BHP Billiton PLC	165,280	3,731,743
British Airways PLC(a)	43,424	441,589
British American Tobacco PLC	102,816	3,189,113
British Land Co. PLC	35,990	1,060,186
British Sky Broadcasting Group PLC	82,448	948,081
BT Group PLC	546,592	3,456,935
Bunzl PLC	23,735	339,148
Burberry Group PLC	34,688	482,127
Cable & Wireless PLC	169,360	628,617
Cadbury Schweppes PLC	139,765	1,861,530
Capita Group PLC	47,924	678,553
Carnival PLC	12,208	619,143
Carphone Warehouse Group (The) PLC	30,258	183,501
Centrica PLC	245,616	1,905,837
Charter PLC(a)	12,000	247,301
Close Brothers Group PLC	11,536	225,627
Cobham PLC	92,384	385,674
Collins Stewart PLC(a)	16,931	86,257
Compass Group PLC	151,616	1,105,198
CSR PLC(a)	12,224	187,502
Daily Mail & General Trust PLC Class A	25,024	420,622
Diageo PLC	180,720	3,827,363
Emap PLC	14,843	240,439

EMI Group PLC	40,165	187,958
Enterprise Inns PLC	50,084	642,029
Experian Group Ltd.	71,868	817,078
First Choice Holidays PLC	40,736	235,640
FirstGroup PLC	21,584	287,477
GlaxoSmithKline PLC	390,528	11,316,653
Group 4 Securicor PLC	83,936	387,755
Hammerson PLC	20,032	610,930
Hays PLC	109,062	371,874
ICAP PLC	36,758	373,250
Imperial Chemical Industries PLC	43,905	469,748
Imperial Tobacco Group PLC	47,232	2,056,327
Inchcape PLC	34,248	391,083
InterContinental Hotels Group PLC	27,120	659,509
International Power PLC	103,296	909,453
Intertek Group PLC	13,504	252,371
Invensys PLC(a)	56,855	378,342
Investec PLC	25,520	364,653
J Sainsbury PLC	103,040	1,180,750
Johnson Matthey PLC	13,296	419,059
Kelda Group PLC	27,680	515,917
Kesa Electricals PLC	41,872	284,290
Ladbrokes PLC	35,188	287,992
Land Securities Group PLC	16,564	649,923
Liberty International PLC	20,482	495,218
LogicaCMG PLC	107,744	396,468
London Stock Exchange Group PLC	12,918	324,993
Man Group PLC	124,168	1,402,993
Marks & Spencer Group PLC	118,422	1,757,251
Michael Page International PLC	25,344	292,194
Misys PLC	39,568	198,616
National Grid PLC	186,464	2,932,859
Next PLC	17,520	823,028
Pearson PLC	55,232	951,576
Prudential PLC	165,408	2,477,626
Punch Taverns PLC	19,088	497,778
Reckitt Benckiser PLC	42,608	2,344,116
Reed Elsevier PLC	88,054	1,123,485
Reuters Group PLC	92,192	880,368
Rio Tinto PLC	70,304	4,320,560
Rolls-Royce Group PLC(a)	124,450	1,194,008
Rolls-Royce Group PLC Class B(c)	6,906,983	13,813
SABMiller PLC	61,392	1,461,020
Sage Group PLC	89,848	475,260
Schroders PLC	9,906	256,546
Scottish & Southern Energy PLC	57,200	1,719,303
Serco Group PLC	34,179	337,834
Smith & Nephew PLC	68,576	861,250
Smiths Group PLC	16,688	362,102
Stagecoach Group PLC	44,992	168,033
Standard Life PLC	136,992	890,381
Tate & Lyle PLC	9,585	119,708
Tesco PLC	533,088	4,930,694
Travis Perkins PLC	9,856	395,787
Tullett Prebon PLC(a)	5,838	59,018
Unilever PLC	84,052	2,649,120
United Business Media PLC	18,419	300,023
Whitbread PLC	9,021	341,509
William Hill PLC	31,248	375,573
Wolseley PLC	44,928	1,089,872
WPP Group PLC	83,601	1,247,233
Xstrata PLC	42,313	2,234,805
Yell Group PLC	53,440	522,070

		112,981,380

TOTAL COMMON STOCKS
(Cost: $389,057,950)		469,814,857

Security	Shares	Value

PREFERRED STOCKS—0.40%

GERMANY—0.40%
Henkel KGaA	4,562	719,724
Porsche AG	567	954,653
ProSiebenSat.1 Media AG	6,528	238,764

		1,913,141

TOTAL PREFERRED STOCKS
(Cost: $1,265,505)		1,913,141

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.65%

CERTIFICATES OF DEPOSIT(d)—0.03%
Credit Suisse First Boston NY
5.33%-5.43%, 07/17/07-08/21/07	$42,397	42,397
Deutsche Bank AG
5.35%, 08/08/07	75,708	75,708

		118,105
COMMERCIAL PAPER(d)—0.16%
BNP Paribas Finance Inc.
5.12%, 06/06/07	10,599	10,545
Concord Minutemen Capital Co. LLC
5.29%-5.30%, 05/03/07-05/16/07(e)	98,548	98,429
Crown Point Capital Co. LLC
5.20%-5.29%, 05/03/07-07/18/07(e)	83,643	83,213
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07	52,996	52,549
Grampian Funding LLC
5.14%, 06/06/07(e)	45,425	45,192
Harrier Finance Funding LLC
5.12%, 06/06/07(e)	30,283	30,128
Irish Permanent Treasury PLC
5.18%, 07/10/07	15,142	14,989
KKR Pacific Funding Trust
5.30%, 05/10/07(e)	33,684	33,639
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(e)	38,262	37,948
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(e)	68,318	68,277
Nestle Capital Corp.
5.19%, 08/09/07(e)	18,170	17,908
Park Sienna LLC
5.30%, 05/18/07(e)	18,170	18,124
Simba Funding Corp.
5.20%, 07/23/07(e)	30,283	29,920
Societe Generale
5.18%, 05/16/07(e)	75,708	75,545
Thornburg Mortgage Capital Resources LLC
5.30%, 05/14/07(e)	15,142	15,113
Ticonderoga Funding LLC
5.27%, 05/17/07(e)	15,897	15,860
Tulip Funding Corp.
5.29%, 05/08/07(e)	63,595	63,529
Westpac Banking Corp.
5.20%, 07/12/07(e)	27,255	26,971
Zela Finance Inc.
5.20%, 07/16/07(e)	18,170	17,970

		755,849
MEDIUM-TERM NOTES(d)—0.02%
Cullinan Finance Corp.
5.71%, 06/28/07(e)	22,712	22,712
K2 USA LLC
5.39%, 06/04/07(e)	22,712	22,712
Sigma Finance Inc.
5.51%, 06/18/07(e)	24,832	24,832

		70,256

MONEY MARKET FUNDS—0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(f)(g)	79,610	79,610
BGI Cash Premier Fund LLC
5.31%(d)(f)(g)	554,548	554,548

		634,158
REPURCHASE AGREEMENTS(d)—0.10%
Banc of America Securities LLC 5.36%, dated 4/30/07, due 5/1/07, maturity value $28,470 (collateralized by non-U.S. government debt securities, value $29,398, 4.63% to 8.00%, 5/1/07 to 9/15/07).	$28,466	28,466
Bank of America N.A. 5.36%, dated 4/30/07, due 5/1/07, maturity value $60,575 (collateralized by non-U.S. government debt securities, value $63,761, 2.48% to 6.13%, 1/15/08 to 7/27/26).	60,566	60,566
Bear Stearns Companies Inc. (The) 5.24%, dated 4/30/07, due 5/1/07, maturity value $45,432 (collateralized by non-U.S. government debt securities, value $50,093, 0.45% to 8.35%, 10/17/18 to 11/25/52).	45,425	45,425
Bear Stearns Companies Inc. (The) 5.37%, dated 4/30/07, due 5/1/07, maturity value $45,432 (collateralized by U.S. government obligations, value $46,454, 4.50% to 8.75%, 5/1/08 to 4/1/37).	45,425	45,425
Citigroup Global Markets Holdings Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $45,432 (collateralized by non-U.S. government debt securities, value $48,312, 0.00% to 6.00%, 2/7/17 to 11/30/60).	45,425	45,425
Greenwich Capital Markets Inc. 5.46%, dated 4/30/07, due 5/1/07, maturity value $30,288 (collateralized by non-U.S. government debt securities, value $33,411, 6.43% to 7.34%, 6/1/13 to 1/5/37).	30,283	30,283
HSBC Securities Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $15,144 (collateralized by non-U.S. government debt securities, value $15,942, 5.26% to 5.95%, 5/1/32 to 6/1/46).	15,142	15,142
JP Morgan Securities Inc. 5.41%, dated 4/30/07, due 5/1/07, maturity value $7,572 (collateralized by non-U.S. government debt securities, value $7,972, 6.13% to 6.75%, 4/1/13 to 1/15/16).	7,571	7,571
Lehman Brothers Holdings Inc. 5.44%, dated 4/30/07, due 5/1/07, maturity value $136,295 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $142,551, 0.00% to 12.00%, 6/1/07 to 7/1/45).	136,274	136,274
Merrill Lynch & Co. Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $30,288 (collateralized by non-U.S. government debt securities, value $31,369, 4.13% to 8.13%, 9/1/09 to 10/1/26).	30,283	30,283
Morgan Stanley 5.36%, dated 4/30/07, due 5/1/07, maturity value $30,288 (collateralized by non-U.S. government debt securities, value $31,908, 4.70% to 6.57%, 12/15/14 to 6/12/47).	30,283	30,283

		475,143
TIME DEPOSITS(d)—0.05%
Branch Banking & Trust
5.25%, 05/01/07	83,689	83,689
Societe Generale
5.27%, 05/01/07	105,991	105,991

SunTrust Bank
5.25%, 05/01/07	52,996	52,996

		242,676
VARIABLE & FLOATING RATE NOTES(d)—0.16%
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	22,712	22,712
ASIF Global Financing
5.40%, 05/03/07(e)	3,028	3,028
Brigantine High Grade Funding Ltd.
5.35%, 09/05/07(e)	29,072	29,070
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(e)	16,656	16,656
Commodore CDO Ltd.
5.42%, 12/12/07	6,509	6,509
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	324	324
Granite Master Issuer PLC
5.29%, 08/20/07(e)	105,991	105,991
Harrier Finance Funding LLC
5.29%, 08/07/07(e)	15,142	15,141
Holmes Financing PLC
5.29%, 07/16/07(e)	52,996	52,996
JP Morgan Securities Inc.
5.40%, 11/16/07	60,566	60,566
JPMorgan Chase & Co.
5.45%, 07/27/07(h)	60,566	60,566
Leafs LLC
5.32%, 01/22/08	29,259	29,259
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(e)	33,312	33,311
Master Funding LLC
5.35%, 05/25/07(e)	27,550	27,550
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	33,312	33,312
Metropolitan Life Insurance Funding Agreement
5.43%, 08/01/07(e)(h)	3,028	3,028
Mound Financing PLC
5.29%, 05/08/07(e)	28,466	28,466
National City Bank of Indiana
5.34%, 05/21/07	15,142	15,142
Newcastle Ltd.
5.34%, 01/24/08(e)	19,684	19,681
Sedna Finance Inc.
5.32%, 05/25/07(e)	13,627	13,627
Strips III LLC
5.37%, 07/24/07(e)	5,759	5,759
SunTrust Bank
5.29%, 05/01/07	30,283	30,283
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	31,514	31,514
Wachovia Bank N.A.
5.36%, 05/22/07	76,616	76,616
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	22,712	22,716
White Pine Finance LLC
5.31%, 05/22/07(e)	16,656	16,656
Wind Master Trust
5.31%, 07/25/07(e)	12,113	12,113

		772,592

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,068,779)		3,068,779

TOTAL INVESTMENTS IN SECURITIES—99.92%
(Cost: $393,392,234)		474,796,777
Other Assets, Less Liabilities—0.08%		372,526

NET ASSETS—100.00%		$475,169,303

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

April 30, 2007

Security	Shares	Value

COMMON STOCKS—98.71%

AUSTRALIA—5.96%
A.B.C. Learning Centres Ltd.	6,902	$40,214
AGL Energy Ltd.	43,248	553,641
Amcor Ltd.	147,458	914,388
AMP Ltd.	189,958	1,699,699
Ansell Ltd.	27,438	255,101
APN News & Media Ltd.	17,306	86,572
Australia & New Zealand Banking Group Ltd.(a)	283,696	7,225,712
AXA Asia Pacific Holdings Ltd.	49,062	301,784
BlueScope Steel Ltd.	104,788	1,046,643
Boral Ltd.	90,372	636,371
Centro Properties Group	135,932	1,057,887
CFS Retail Property Trust	203,558	391,387
Coca-Cola Amatil Ltd.	67,524	534,496
Commonwealth Bank of Australia	198,016	8,695,830
Commonwealth Property Office Fund	278,052	333,269
CSR Ltd.	101,524	310,128
DB RREEF Trust	388,756	582,446
Futuris Corp. Ltd.	89,318	178,425
Goodman Fielder Ltd.	157,488	314,604
GPT Group	302,838	1,247,733
Iluka Resources Ltd.	15,606	75,600
Insurance Australia Group Ltd.	236,266	1,177,969
Investa Property Group	274,040	609,020
James Hardie Industries NV	26,897	199,251
John Fairfax Holdings Ltd.	136,306	593,366
Lion Nathan Ltd.	58,242	443,571
Macquarie Airports	107,168	355,021
Macquarie Goodman Group	164,560	973,867
Macquarie Infrastructure Group	446,930	1,409,888
Mirvac Group	157,148	688,019
Multiplex Group	92,480	357,937
National Australia Bank Ltd.	125,188	4,480,610
OneSteel Ltd.	79,016	376,198
Pacific Brands Ltd.	82,144	220,843
Qantas Airways Ltd.	119,850	530,708
Santos Ltd.	107,304	1,003,895
Stockland	215,220	1,544,173
Suncorp-Metway Ltd.	130,167	2,323,990
Symbion Health Ltd.	36,720	125,618
Tabcorp Holdings Ltd.	92,752	1,397,358
Tattersall’s Ltd.	170,442	730,617
Telstra Corp. Ltd.	418,064	1,625,046
Telstra Corp. Ltd. Installment Receipt	221,442	591,658
Transurban Group	138,448	927,659
Wesfarmers Ltd.	57,562	1,875,744
Westfield Group	236,470	4,133,342

Westpac Banking Corp.	284,036	6,395,090
Zinifex Ltd.	75,956	1,046,324

		62,618,712
AUSTRIA—0.83%
Boehler-Uddeholm AG	7,480	737,348
Erste Bank der Oesterreichischen Sparkassen AG	20,332	1,637,693
Flughafen Wien AG(b)	396	43,187
IMMOFINANZ AG(b)	97,818	1,596,625
Mayr-Melnhof Karton AG	1,881	442,516
Meinl European Land Ltd.(b)	53,977	1,564,647
OMV AG	25,602	1,635,207
Wienerberger AG(b)	13,974	1,012,671

		8,669,894
BELGIUM—1.31%
Barco NV	1,224	110,584
Belgacom SA	23,283	1,028,254
Cofinimmo	3,804	780,128
Compagnie Maritime Belge SA	4,522	315,358
Dexia SA	95,880	3,144,379
Euronav SA	2,145	72,336
Fortis	182,954	8,279,603

		13,730,642
DENMARK—0.80%
A.P. Moller-Maersk A/S(b)	170	1,939,779
Bang & Olufsen A/S Class B	1,020	133,200
Carlsberg A/S Class B	4,998	562,972
Codan A/S	1,428	138,618
Dampskibsselskabet TORM A/S	1,700	120,341
Danisco A/S(a)	7,106	576,560
Danske Bank A/S	72,726	3,423,246
De Sammensluttede Vognmaend A/S	918	190,329
Jyske Bank A/S(b)	7,990	646,821
Sydbank A/S	7,310	412,367
Trygvesta A/S	3,400	290,500

		8,434,733
FINLAND—1.36%
Amer Group OYJ	9,078	202,068
Fortum OYJ	66,334	2,068,595
Kesko OYJ Class B	9,996	698,609
Metso OYJ	19,006	1,051,026
Neste Oil OYJ	23,086	826,104
OKO Bank PLC Class A	12,818	244,907
Orion OYJ	12,716	303,698
Outokumpu OYJ	17,102	575,330
Rautaruukki OYJ	13,260	725,311
Sampo OYJ	60,622	1,899,570
SanomaWSOY OYJ Class B	9,418	280,200
Stora Enso OYJ Class R	94,894	1,745,749
UPM-Kymmene OYJ	84,762	2,103,043
Uponor OYJ	7,072	294,854
Wartsila OYJ Class B	9,724	656,508
YIT OYJ	17,782	638,733

		14,314,305
FRANCE—10.50%
Air France-KLM	15,096	774,233

Alcatel-Lucent	352,240	4,658,172
AXA	255,476	11,830,063
BNP Paribas	128,044	14,967,170
Casino Guichard-Perrachon SA	7,514	811,252
CNP Assurances SA	6,902	884,962
Compagnie de Saint-Gobain	49,096	5,283,247
Credit Agricole SA	101,422	4,301,959
European Aeronautic Defence and Space Co.(a)	53,278	1,724,708
France Telecom SA	257,312	7,581,686
Gecina SA	2,176	413,263
Imerys SA	4,182	400,944
M6-Metropole Television(b)	3,876	138,275
Mittal Steel Co. NV	121,448	6,576,808
PagesJaunes SA	9,418	218,890
PSA Peugeot Citroen SA	24,854	2,028,047
Renault SA	28,458	3,717,579
Sanofi-Aventis	154,360	14,215,526
SCOR	18,258	535,729
Societe BIC	3,196	234,225
Societe Generale Class A	56,610	12,090,955
Total SA	117,062	8,700,549
Valeo SA	14,110	815,133
Vivendi SA	176,052	7,299,310

		110,202,685
GERMANY—8.03%
Allianz SE	68,850	15,663,638
BASF AG	38,386	4,580,221
Commerzbank AG	63,716	3,195,648
DaimlerChrysler AG Registered	140,488	11,478,935
Deutsche Bank AG	79,322	12,265,257
Deutsche Post AG	118,252	4,089,481
Deutsche Telekom AG	430,100	7,853,779
Douglas Holding AG	4,046	256,763
E.ON AG	95,404	14,363,952
Muenchener Rueckversicherungs-Gesellschaft AG	31,654	5,663,061
Salzgitter AG	3,400	566,098
Suedzucker AG	13,260	272,535
ThyssenKrupp AG	55,896	3,020,086
TUI AG	39,304	1,085,140

		84,354,594
HONG KONG—1.66%
BOC Hong Kong Holdings Ltd.	527,000	1,303,140
Cathay Pacific Airways Ltd.	68,000	176,928
Cheung Kong (Holdings) Ltd.	238,000	3,103,852
Cheung Kong Infrastructure Holdings Ltd.	68,000	244,309
CLP Holdings Ltd.	238,000	1,748,199
Hang Lung Properties Ltd.	204,000	609,033
Hang Seng Bank Ltd.	112,200	1,582,312
Henderson Land Development Co. Ltd.	130,000	782,036
Hongkong Electric Holdings Ltd.	187,000	938,437
Hopewell Holdings Ltd.	102,000	450,580
Hutchison Whampoa Ltd.	136,000	1,317,181
Hysan Development Co. Ltd.	102,000	271,913
MTR Corp. Ltd.	204,000	502,876
New World Development Co. Ltd.	408,000	968,193
Noble Group Ltd.(a)	170,000	177,864
Orient Overseas International Ltd.	34,000	288,867
Shun Tak Holdings Ltd.	68,000	95,463

Swire Pacific Ltd. Class A	136,000	1,560,620
Wharf Holdings Ltd. (The)	204,000	756,401
Wing Hang Bank Ltd.	34,000	408,630
Yue Yuen Industrial Holdings Ltd.	34,000	119,329

		17,406,163
IRELAND—0.89%
Allied Irish Banks PLC	142,256	4,327,467
Bank of Ireland	106,454	2,288,209
Elan Corp. PLC(b)	32,572	447,194
Greencore Group PLC	52,088	327,001
Independent News & Media PLC	135,150	632,650
Irish Life & Permanent PLC	44,540	1,185,326
Total Produce PLC(b)	110,262	115,870

		9,323,717
ITALY—3.35%
Banco Popolare di Verona e Novara Scrl	58,650	1,969,848
Enel SpA	667,386	7,600,752
Eni SpA	398,616	13,290,193
Fondiaria-Sai SpA	11,748	626,573
Lottomatica SpA(b)	14,817	611,094
Pirelli & C. SpA	578,391	726,210
Snam Rete Gas SpA	150,612	967,102
Telecom Italia SpA	1,614,252	4,879,757
UniCredito Italiano SpA German	430,746	4,455,983

		35,127,512
JAPAN—22.02%
Acom Co. Ltd.	13,260	480,447
Aderans Co. Ltd.	3,400	76,248
AIFUL Corp.	17,000	425,338
Ajinomoto Co. Inc.	102,000	1,260,650
Alps Electric Co. Ltd.	30,600	318,534
Amada Co. Ltd.	68,000	763,617
Amano Corp.	10,200	134,600
Aoyama Trading Co. Ltd.	10,200	313,242
Asahi Breweries Ltd.	57,800	945,559
Asahi Kasei Corp.	68,000	483,662
Astellas Pharma Inc.	81,600	3,584,787
Bank of Kyoto Ltd. (The)	68,000	790,929
Benesse Corp.	10,200	381,524
Bridgestone Corp.	98,600	2,009,046
Canon Marketing Japan Inc.	13,600	265,729
Central Glass Co. Ltd.	34,000	238,132
Chubu Electric Power Co. Inc.	98,600	3,176,520
Chugai Pharmaceutical Co. Ltd.	20,400	522,355
Circle K Sunkus Co. Ltd.	13,600	234,434
Citizen Watch Co. Ltd.	54,400	488,442
Coca-Cola West Japan Co. Ltd.	6,800	148,513
COMSYS Holdings Corp.	34,000	381,808
CSK Corp.	6,800	264,022
Dai Nippon Printing Co. Ltd.	102,000	1,631,078
Daicel Chemical Industries Ltd.	34,000	231,020
Daiichi Sankyo Co. Ltd.	112,218	3,361,704
Daiwa House Industry Co. Ltd.	68,000	1,074,298
Daiwa Securities Group Inc.	204,000	2,299,385
Denki Kagaku Kogyo Kabushiki Kaisha	68,000	298,732
Dentsu Inc.	238	679,118
East Japan Railway Co.	510	4,152,379
Ebara Corp.	34,000	176,394

Edion Corp.	13,600	189,368
Electric Power Development Co. Ltd.	23,820	1,048,435
FamilyMart Co. Ltd.	10,200	259,470
Fuji Electric Holdings Co. Ltd.	68,000	318,648
Fuji Soft ABC Inc.	6,800	196,310
Fuji Television Network Inc.	102	239,839
Glory Ltd.	10,200	204,418
Gunma Bank Ltd.	34,000	227,606
Hakuhodo DY Holdings Inc.	680	46,375
Hankyu Department Stores Inc.	34,000	303,853
Haseko Corp.(b)	85,000	283,796
Hino Motors Ltd.	34,000	188,344
Hitachi Cable Ltd.	34,000	199,724
Hitachi Credit Corp.	10,200	171,558
Hitachi Ltd.	340,000	2,600,393
Hokkaido Electric Power Co. Inc.	6,800	172,980
Honda Motor Co. Ltd.	238,000	8,225,095
ITOCHU Corp.	238,000	2,361,976
Itochu Techno-Science Corp.	3,400	155,910
JAFCO Co. Ltd.	3,400	147,944
Japan Prime Realty Investment Corp.	68	310,682
Japan Real Estate Investment Corp.	68	916,112
Japan Retail Fund Investment Corp.	34	344,253
Japan Tobacco Inc.	238	1,167,047
JFE Holdings Inc.	57,800	3,201,841
Joyo Bank Ltd. (The)	102,000	629,045
JS Group Corp.	40,800	926,924
Kamigumi Co. Ltd.	34,000	299,301
Kaneka Corp.	68,000	624,777
Kansai Electric Power Co. Inc. (The)	112,200	3,154,613
Kansai Paint Co. Ltd.	34,000	276,541
Kao Corp.	68,000	1,872,056
Kawasaki Kisen Kaisha Ltd.	102,000	1,116,405
KDDI Corp.	374	2,951,190
Keio Corp.	102,000	719,518
Kinden Corp.	34,000	322,062
Kirin Brewery Co. Ltd.	136,000	2,059,830
Kobe Steel Ltd.	170,000	604,577
Kokuyo Co. Ltd.	10,200	130,162
Komori Corp.	9,000	208,987
Konami Corp.	13,600	360,755
Kuraray Co. Ltd.	34,000	380,101
Kurita Water Industries Ltd.	17,000	426,760
Kyocera Corp.	23,800	2,324,137
Kyowa Hakko Kogyo Co. Ltd.	34,000	319,501
Kyushu Electric Power Co. Inc.	51,000	1,442,450
Lawson Inc.	10,200	377,256
Leopalace21 Corp.	10,200	336,287
Mabuchi Motor Co. Ltd.	3,400	212,242
Makita Corp.	10,200	390,059
Marubeni Corp.	238,000	1,441,881
Marui Co. Ltd.	40,800	486,848
Matsui Securities Co. Ltd.	17,000	126,890
Matsumotokiyoshi Co. Ltd.	3,400	80,089
Matsushita Electric Works Ltd.	34,000	386,929
Mediceo Paltac Holdings Co. Ltd.	13,600	249,228
Meiji Seika Kaisha Ltd.	34,000	161,884
Millea Holdings Inc.	68,000	2,532,112
Mitsubishi Chemical Holdings Corp.	170,000	1,374,168
Mitsubishi Corp.	200,600	4,305,586
Mitsubishi Electric Corp.	170,000	1,660,098

Mitsubishi Heavy Industries Ltd.	306,000	1,899,937
Mitsubishi Materials Corp.	136,000	670,298
Mitsubishi Rayon Co. Ltd.	34,000	238,417
Mitsubishi UFJ Financial Group Inc.	476	4,978,871
Mitsubishi UFJ Securities Co. Ltd.	34,000	361,324
Mitsui & Co. Ltd.	238,000	4,291,787
Mitsui Chemicals Inc.	34,000	283,938
Mitsui Mining & Smelting Co. Ltd.	34,000	165,583
Mitsui O.S.K. Lines Ltd.	170,000	2,160,830
Mitsui Sumitomo Insurance Co. Ltd.	204,000	2,548,613
Mitsui Trust Holdings Inc.	102,000	929,484
Mitsumi Electric Co. Ltd.	10,200	342,262
Namco Bandai Holdings Inc.	34,000	555,073
Nichirei Corp.	34,000	204,560
Nikko Cordial Corp.(a)	136,000	1,977,892
Nintendo Co. Ltd.	4,800	1,512,238
Nippon Building Fund Inc.	68	1,103,887
Nippon Express Co. Ltd.	136,000	847,831
Nippon Kayaku Co. Ltd.	34,000	274,549
Nippon Light Metal Co. Ltd.	102,000	282,515
Nippon Meat Packers Inc.	34,000	415,380
Nippon Mining Holdings Inc.	136,000	1,101,611
Nippon Oil Corp.	204,000	1,575,599
Nippon Paper Group Inc.	170	577,549
Nippon Sheet Glass Co. Ltd.	68,000	361,324
Nippon Shokubai Co. Ltd.	34,000	348,236
Nippon Steel Corp.	918,000	5,960,989
Nippon Telegraph & Telephone Corp.	782	3,900,021
Nippon Yusen Kabushiki Kaisha	170,000	1,469,478
Nissan Motor Co. Ltd.	346,800	3,525,894
Nisshin Seifun Group Inc.	17,200	186,242
Nisshin Steel Co. Ltd.	102,000	414,811
Nissin Food Products Co. Ltd.	13,600	512,112
Nomura Holdings Inc.	261,800	5,071,478
Nomura Real Estate Office Fund Inc.	34	423,915
NSK Ltd.	68,000	662,901
NTN Corp.	68,000	566,738
NTT DoCoMo Inc.	2,822	4,840,885
Obayashi Corp.	102,000	646,969
Oji Paper Co. Ltd.	136,000	697,611
Okumura Corp.	34,000	190,620
Omron Corp.	30,600	827,062
Oracle Corp. Japan	3,400	154,772
Oriental Land Co. Ltd.	3,400	192,327
Osaka Gas Co. Ltd.	306,000	1,152,253
Pioneer Corp.	20,400	261,860
Promise Co. Ltd.	15,300	462,181
Resona Holdings Inc.	272	619,087
Ricoh Co. Ltd.	102,000	2,253,295
Rinnai Corp.	6,800	188,344
Rohm Co. Ltd.	17,000	1,546,295
Sankyo Co. Ltd.	3,400	149,651
Santen Pharmaceutical Co. Ltd.	10,200	279,955
Sanwa Shutter Corp.	34,000	210,251
Sapporo Hokuyo Holdings Inc.	68	660,056
Sapporo Holdings Ltd.	34,000	244,676
SBI Holdings Inc.	1,462	472,225
Sega Sammy Holdings Inc.	17,000	386,929
Seiko Epson Corp.	10,200	310,682
Seino Holdings Co. Ltd.	34,000	319,786
Sekisui Chemical Co. Ltd.	68,000	531,459

77 Bank Ltd. (The)	68,000	447,814
SFCG Co. Ltd.	1,360	239,782
Sharp Corp.	152,000	2,810,928
Shimachu Co. Ltd.	6,800	185,499
Shinko Securities Co. Ltd.	68,000	311,820
Shizuoka Bank Ltd. (The)	102,000	1,079,704
Showa Shell Sekiyu K.K.	37,400	450,659
Sojitz Corp.	105,400	402,179
Sompo Japan Insurance Inc.	136,000	1,671,763
Sumitomo Bakelite Co. Ltd.	34,000	242,400
Sumitomo Corp.	163,200	2,820,033
Sumitomo Metal Industries Ltd.	204,000	1,044,709
Sumitomo Osaka Cement Co. Ltd.	68,000	199,724
Sumitomo Rubber Industries Inc.	30,600	330,313
Sumitomo Trust & Banking Co. Ltd. (The)	204,000	2,010,895
Suzuken Co. Ltd.	10,200	359,332
T&D Holdings Inc.	11,900	757,784
Taisei Corp.	68,000	236,141
Taisho Pharmaceutical Co. Ltd.	34,000	670,014
Takara Holdings Inc.	34,000	253,211
Takeda Pharmaceutical Co. Ltd.	136,000	8,853,855
Takefuji Corp.	18,360	617,608
Tanabe Seiyaku Co. Ltd.	34,000	442,977
Teijin Ltd.	34,000	176,110
THK Co. Ltd.	3,400	83,503
Toda Corp.	34,000	166,721
Toho Co. Ltd.	3,400	67,001
Tohoku Electric Power Co. Inc.	61,200	1,467,202
Tokai Rika Co. Ltd.	13,600	314,665
Tokyo Electric Power Co. Inc. (The)	183,600	6,114,623
Tokyo Gas Co. Ltd.	340,000	1,718,422
Tokyo Steel Manufacturing Co. Ltd.	10,200	149,537
TonenGeneral Sekiyu K.K.	34,000	367,583
Toppan Printing Co. Ltd.	68,000	694,197
Tosoh Corp.	34,000	157,048
TOTO Ltd.	34,000	322,915
Toyo Seikan Kaisha Ltd.	23,800	474,984
Toyota Industries Corp.	34,000	1,613,154
Toyota Motor Corp.	438,600	26,865,420
Uniden Corp.	13,000	93,009
UNY Co. Ltd.	34,000	409,974
West Japan Railway Co.	272	1,235,898
Yamaha Corp.	23,800	552,655
Yamaha Motor Co. Ltd.	23,800	633,312
Yokogawa Electric Corp.	27,200	403,772

		231,169,719
NETHERLANDS—3.65%
ABN AMRO Holding NV	275,298	13,499,366
Aegon NV	221,442	4,602,704
Corio NV	6,072	540,297
Corporate Express NV	17,714	239,818
Getronics NV(a)(b)	21,828	201,677
ING Groep NV	284,478	13,060,439
Koninklijke DSM NV	14,042	672,458
Koninklijke KPN NV	286,858	4,893,618
Oce NV	10,744	203,081
Wereldhave NV	3,026	439,238

		38,352,696

NEW ZEALAND—0.16%
Fletcher Building Ltd.	65,246	552,609
Telecom Corp. of New Zealand Ltd.	263,126	944,214
Tower Ltd.(b)	25,672	42,151
Warehouse Group Ltd. (The)	25,194	130,276

		1,669,250
NORWAY—0.98%
DnB NOR ASA	106,828	1,535,775
Frontline Ltd.	9,010	342,381
Marine Harvest ASA(b)	404,396	437,894
Norsk Hydro ASA	109,582	3,841,685
Norske Skogindustrier ASA	36,312	559,881
Orkla ASA	88,060	1,418,472
ProSafe SE	13,260	206,681
Statoil ASA	33,490	950,245
Yara International ASA	34,068	1,003,879

		10,296,893
PORTUGAL—0.50%
Banco Comercial Portugues SA Class R	417,180	1,759,280
Banco Espirito Santo SA	43,049	864,817
Brisa-Auto Estradas de Portugal SA	52,972	701,970
CIMPOR-Cimentos de Portugal SGPS SA	78,472	718,605
Portugal Telecom SGPS SA(a)	83,292	1,190,154

		5,234,826
SINGAPORE—1.07%
Allgreen Properties Ltd.(a)	250,000	301,046
Ascendas Real Estate Investment Trust(a)	170,000	290,847
CapitaCommercial Trust	170,000	315,457
CapitaMall Trust Management Ltd.(a)	170,000	445,219
ComfortDelGro Corp. Ltd.	340,000	512,338
Jardine Cycle & Carriage Ltd.	34,000	297,559
Neptune Orient Lines Ltd.	102,000	241,627
Oversea-Chinese Banking Corp.	374,000	2,214,911
Singapore Airlines Ltd.	68,000	814,371
Singapore Land Ltd.	34,000	234,915
Singapore Press Holdings Ltd.	204,000	585,273
Singapore Telecommunications Ltd.	1,054,000	2,302,612
SMRT Corp. Ltd.	170,000	209,186
Suntec REIT	170,000	228,203
United Overseas Bank Ltd.	136,000	1,915,115
UOL Group Ltd.(b)	102,000	326,196

		11,234,875
SPAIN—3.96%
Banco Bilbao Vizcaya Argentaria SA	364,820	8,787,725
Banco Popular Espanol SA	79,662	1,586,206
Banco Santander Central Hispano SA	920,414	16,568,421
Ebro Puleva SA	19,040	443,042
Endesa SA	115,260	6,320,358
Gas Natural SDG SA	34,000	1,720,568
Iberia Lineas Aereas de Espana SA	21,148	109,386
Repsol YPF SA	138,448	4,580,073
Sacyr Vallehermoso SA(a)	6,188	326,233
Sociedad General de Aguas de Barcelona SA(b)	53	1,910
Sociedad General de Aguas de Barcelona SA Class A	8,723	318,570
Union Fenosa SA	10,778	591,607
Zeltia SA(b)	27,234	236,014

		41,590,113

SWEDEN—2.87%
Axfood AB	4,760	193,356
Castellum AB	23,358	356,898
D. Carnegie & Co. AB	11,254	224,800
Electrolux AB Series B	38,692	1,015,122
Fabege AB	9,384	251,794
Hoganas AB Class B	3,842	115,689
Holmen AB Class B	8,500	381,390
Kungsleden AB	18,666	303,293
Nordea Bank AB	318,886	5,552,168
Oriflame Cosmetics SA	2,856	150,924
Sandvik AB	148,852	2,879,031
Scania AB Class B	7,820	751,884
Securitas AB Class B	20,672	317,398
Skandinaviska Enskilda Banken AB Class A	68,714	2,540,278
Skanska AB Class B	54,366	1,272,364
SKF AB	57,086	1,261,562
SSAB Svenskt Stal AB Class A	24,174	866,658
SSAB Svenskt Stal AB Class B	7,582	254,302
Svenska Cellulosa AB Class B	29,886	1,548,128
Svenska Handelsbanken AB Class A	79,050	2,427,467
Tele2 AB Class B	45,560	786,120
TeliaSonera AB	184,450	1,505,383
Trelleborg AB Class B	11,424	355,066
Volvo AB Class A	72,080	1,439,806
Volvo AB Class A Redemption(c)	14,416	53,724
Volvo AB Class B	162,690	3,189,120
Volvo AB Class B Redemption(c)	32,538	121,259
Wihlborgs Fastigheter AB	3,332	72,517

		30,187,501
SWITZERLAND—7.21%
Ciba Specialty Chemicals AG Registered	12,172	807,465
Clariant AG Registered(b)	17,687	294,612
Compagnie Financiere Richemont AG Class A	76,364	4,641,833
Credit Suisse Group Registered	175,644	13,893,445
Givaudan SA Registered	1,054	993,120
Holcim Ltd. Registered	31,518	3,403,328
Nestle SA Registered	61,234	24,344,917
PSP Swiss Property AG(b)	10,574	633,546
Rieter Holding AG	1,122	622,507
Swatch Group (The) AG Class B	2,924	843,252
Swiss Reinsurance Co. Registered	51,136	4,839,423
Swisscom AG Registered	2,278	805,144
UBS AG Registered	199,410	13,079,723
Zurich Financial Services AG Registered	22,066	6,455,041

		75,657,356
UNITED KINGDOM—21.60%
AMEC PLC	30,192	339,484
Arriva PLC	26,792	408,012
Aviva PLC	384,336	6,075,896
Barclays PLC(d)	978,010	14,228,978
Barratt Developments PLC	32,912	714,795
BBA Aviation PLC	55,250	314,349
Bellway PLC	14,076	427,597
Berkeley Group Holdings (The) PLC(b)	8,874	308,615
BP PLC	2,984,486	33,752,005
Brixton PLC	37,230	357,567
Cookson Group PLC	18,462	244,234

De La Rue PLC	9,860	140,593
DSG International PLC	282,268	909,399
Electrocomponents PLC	59,772	370,559
EMI Group PLC	47,498	222,274
First Choice Holidays PLC	33,592	194,315
FirstGroup PLC	26,452	352,314
FKI PLC	94,724	229,215
Friends Provident PLC	249,016	943,700
GKN PLC	127,092	979,806
Hanson PLC	107,848	1,852,690
HBOS PLC	573,614	12,423,547
Home Retail Group	127,976	1,170,253
HSBC Holdings PLC	1,755,352	32,576,890
IMI PLC	26,248	300,517
Imperial Chemical Industries PLC	91,596	980,004
ITV PLC	630,326	1,512,669
Kingfisher PLC	354,110	1,929,755
Land Securities Group PLC	43,554	1,708,931
Legal & General Group PLC	927,010	2,867,954
Lloyds TSB Group PLC	853,162	9,912,999
Meggitt PLC	57,700	354,828
Mitchells & Butlers PLC	53,550	854,058
National Express Group PLC	18,836	464,084
Old Mutual PLC	776,084	2,779,724
Persimmon PLC	40,800	1,099,070
Premier Farnell PLC	33,252	145,633
Provident Financial PLC	42,194	657,333
Rentokil Initial PLC	254,388	883,932
Resolution PLC	101,388	1,314,904
Rexam PLC	70,584	744,605
Royal Bank of Scotland Group PLC	478,312	18,461,458
Royal Dutch Shell PLC Class A	566,644	19,831,053
Royal Dutch Shell PLC Class B	416,330	14,778,607
Scottish & Newcastle PLC	123,488	1,523,728
Severn Trent PLC	33,524	998,940
Signet Group PLC	216,070	535,813
Slough Estates PLC	61,982	958,170
Smiths Group PLC	46,274	1,004,070
Stagecoach Group PLC	58,854	219,803
Stolt-Nielsen SA	6,528	199,220
Tate & Lyle PLC	57,222	714,649
Taylor Woodrow PLC	80,240	780,677
3i Group PLC	64,260	1,488,149
Tomkins PLC	114,784	610,605
Trinity Mirror PLC	52,088	560,946
United Utilities PLC	122,468	1,834,433
Vodafone Group PLC	7,984,730	22,914,456
Whitbread PLC	17,588	665,832
Wimpey (George) PLC	57,698	677,324

		226,806,020

TOTAL COMMON STOCKS
(Cost: $905,804,843)		1,036,382,206

Security	Shares	Value

PREFERRED STOCKS—0.47%

GERMANY—0.16%
Volkswagen AG	16,456	1,674,044

		1,674,044
ITALY—0.31%
Intesa Sanpaolo SpA RNC(b)	63,426	513,737
Telecom Italia SpA RNC	897,974	2,203,467
Unipol SpA	134,508	502,063

		3,219,267

TOTAL PREFERRED STOCKS
(Cost: $4,100,971)		4,893,311

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.56%

CERTIFICATES OF DEPOSIT(e)—0.01%
Credit Suisse First Boston NY
5.33%-5.43%, 07/17/07-08/21/07	$51,539	51,539
Deutsche Bank AG
5.35%, 08/08/07	92,033	92,033

		143,572
COMMERCIAL PAPER(e)—0.09%
BNP Paribas Finance Inc.
5.12%, 06/06/07	12,885	12,819
Concord Minutemen Capital Co. LLC
5.29%-5.30%, 05/03/07-05/16/07(f)	119,798	119,658
Crown Point Capital Co. LLC
5.20%-5.29%, 05/03/07-07/18/07(f)	101,679	101,156
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07	64,423	63,881
Grampian Funding LLC
5.14%, 06/06/07(f)	55,220	54,936
Harrier Finance Funding LLC
5.12%, 06/06/07(f)	36,813	36,625
Irish Permanent Treasury PLC
5.18%, 07/10/07	18,407	18,221
KKR Pacific Funding Trust
5.30%, 05/10/07(f)	40,947	40,893
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(f)	46,513	46,130
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(f)	83,049	82,999
Nestle Capital Corp.
5.19%, 08/09/07(f)	22,088	21,770
Park Sienna LLC
5.30%, 05/18/07(f)	22,088	22,033
Simba Funding Corp.
5.20%, 07/23/07(f)	36,813	36,372
Societe Generale
5.18%, 05/16/07(f)	92,033	91,834
Thornburg Mortgage Capital Resources LLC
5.30%, 05/14/07(f)	18,407	18,371
Ticonderoga Funding LLC
5.27%, 05/17/07(f)	19,325	19,279
Tulip Funding Corp.
5.29%, 05/08/07(f)	77,308	77,228
Westpac Banking Corp.
5.20%, 07/12/07(f)	33,132	32,787

Zela Finance Inc.
5.20%, 07/16/07(f)	22,088	21,845

		918,837
MEDIUM-TERM NOTES(e)—0.01%
Cullinan Finance Corp.
5.71%, 06/28/07(f)	27,610	27,610
K2 USA LLC
5.39%, 06/04/07(f)	27,610	27,610
Sigma Finance Inc.
5.51%, 06/18/07(f)	30,187	30,187

		85,407
MONEY MARKET FUNDS—0.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(d)(g)	82,826	82,826
BGI Cash Premier Fund LLC
5.31%(d)(e)(g)	2,853,480	2,853,480

		2,936,306
REPURCHASE AGREEMENTS(e)—0.05%
Banc of America Securities LLC 5.36%, dated 4/30/07, due 5/1/07, maturity value $34,609 (collateralized by non-U.S. government debt securities, value $35,737, 4.63% to 8.00%, 5/1/07 to 9/15/07).	$34,604	34,604
Bank of America N.A. 5.36%, dated 4/30/07, due 5/1/07, maturity value $73,637 (collateralized by non-U.S. government debt securities, value $77,510, 2.48% to 6.13%, 1/15/08 to 7/27/26).	73,626	73,626
Bear Stearns Companies Inc. (The) 5.24%, dated 4/30/07, due 5/1/07, maturity value $55,228 (collateralized by non-U.S. government debt securities, value $60,894, 0.45% to 8.35%, 10/17/18 to 11/25/52).	55,220	55,220
Bear Stearns Companies Inc. (The) 5.37%, dated 4/30/07, due 5/1/07, maturity value $55,228 (collateralized by U.S. government obligations, value $56,471, 4.50% to 8.75%, 5/1/08 to 4/1/37).	55,220	55,220
Citigroup Global Markets Holdings Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $55,228 (collateralized by non-U.S. government debt securities, value $58,729, 0.00% to 6.00%, 2/7/17 to 11/30/60).	55,220	55,220
Greenwich Capital Markets Inc. 5.46%, dated 4/30/07, due 5/1/07, maturity value $36,819 (collateralized by non-U.S. government debt securities, value $40,615, 6.43% to 7.34%, 6/1/13 to 1/5/37).	36,813	36,813
HSBC Securities Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $18,410 (collateralized by non-U.S. government debt securities, value $19,380, 5.26% to 5.95%, 5/1/32 to 6/1/46).	18,407	18,407
JP Morgan Securities Inc. 5.41%, dated 4/30/07, due 5/1/07, maturity value $9,204 (collateralized by non-U.S. government debt securities, value $9,690, 6.13% to 6.75%, 4/1/13 to 1/15/16).	9,203	9,203

Lehman Brothers Holdings Inc. 5.44%, dated 4/30/07, due 5/1/07, maturity value $165,685 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $173,290, 0.00% to 12.00%, 6/1/07 to 7/1/45).	165,660	165,660
Merrill Lynch & Co. Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $36,818 (collateralized by non-U.S. government debt securities, value $38,132, 4.13% to 8.13%, 9/1/09 to 10/1/26).	36,813	36,813
Morgan Stanley 5.36%, dated 4/30/07, due 5/1/07, maturity value $36,818 (collateralized by non-U.S. government debt securities, value $38,788, 4.70% to 6.57%, 12/15/14 to 6/12/47).	36,813	36,813

		577,599
TIME DEPOSITS(e)—0.03%
Branch Banking & Trust
5.25%, 05/01/07	101,735	101,735
Societe Generale
5.27%, 05/01/07	128,846	128,846
SunTrust Bank
5.25%, 05/01/07	64,423	64,423

		295,004
VARIABLE & FLOATING RATE NOTES(e)—0.09%
Arkle Master Issuer PLC
5.30%, 11/19/07(f)	27,610	27,610
ASIF Global Financing
5.40%, 05/03/07(f)	3,681	3,681
Brigantine High Grade Funding Ltd.
5.35%, 09/05/07(f)	35,341	35,338
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(f)	20,247	20,247
Commodore CDO Ltd.
5.42%, 12/12/07	7,913	7,913
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(f)	394	394
Granite Master Issuer PLC
5.29%, 08/20/07(f)	128,846	128,846
Harrier Finance Funding LLC
5.29%, 08/07/07(f)	18,407	18,406
Holmes Financing PLC
5.29%, 07/16/07(f)	64,423	64,423
JP Morgan Securities Inc.
5.40%, 11/16/07	73,627	73,626
JPMorgan Chase & Co.
5.45%, 07/27/07(h)	73,627	73,626
Leafs LLC
5.32%, 01/22/08	35,568	35,568
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(f)	40,495	40,495
Master Funding LLC
5.35%, 05/25/07(f)	33,490	33,490
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(h)	40,495	40,495
Metropolitan Life Insurance Funding Agreement
5.43%, 08/01/07(f)(h)	3,681	3,681
Mound Financing PLC
5.29%, 05/08/07(f)	34,604	34,604

National City Bank of Indiana
5.34%, 05/21/07	18,407	18,407
Newcastle Ltd.
5.34%, 01/24/08(f)	23,929	23,925
Sedna Finance Inc.
5.32%, 05/25/07(f)	16,566	16,566
Strips III LLC
5.37%, 07/24/07(f)	7,001	7,001
SunTrust Bank
5.29%, 05/01/07	36,813	36,813
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(f)	38,309	38,309
Wachovia Bank N.A.
5.36%, 05/22/07	93,138	93,138
Wal-Mart Stores Inc.
5.50%, 07/16/07(f)	27,610	27,614
White Pine Finance LLC
5.31%, 05/22/07(f)	20,247	20,247
Wind Master Trust
5.31%, 07/25/07(f)	14,725	14,725

		939,188

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,895,913)		5,895,913

TOTAL INVESTMENTS IN SECURITIES—99.74%
(Cost: $915,801,727)		1,047,171,430
Other Assets, Less Liabilities—0.26%		2,777,672

NET ASSETS—100.00%		$1,049,949,102

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(f)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

April 30, 2007

Security	Shares	Value

COMMON STOCKS—99.70%

ADVERTISING—0.19%
Catalina Marketing Corp.	230	$7,291
Donnelley (R.H.) Corp.(a)	358	27,956
Harte-Hanks Inc.	253	6,603
Interpublic Group of Companies Inc.(a)	2,276	28,860
Omnicom Group Inc.	873	91,412
Publicis Groupe ADR	647	30,797

		192,919
AEROSPACE & DEFENSE—1.35%
AAR Corp.(a)	204	6,230
Alliant Techsystems Inc.(a)	184	17,136
Armor Holdings Inc.(a)	245	17,517
Boeing Co. (The)	3,473	322,989
CAE Inc.	1,173	13,583
Curtiss-Wright Corp.	272	11,720
DRS Technologies Inc.	142	7,144
EDO Corp.	69	1,897
Esterline Technologies Corp.(a)	253	10,558
General Dynamics Corp.	1,564	122,774
Goodrich Corp.	552	31,376
L-3 Communications Holdings Inc.	551	49,551
Lockheed Martin Corp.	1,585	152,382
Moog Inc. Class A(a)	138	5,868
Northrop Grumman Corp.	1,609	118,487
Orbital Sciences Corp.(a)	327	6,824
Raytheon Co.	1,978	105,902
Rockwell Collins Inc.	782	51,354
Sequa Corp. Class A(a)	70	8,204
Teledyne Technologies Inc.(a)	138	6,087
Triumph Group Inc.	69	4,196
United Industrial Corp.	46	2,250
United Technologies Corp.	4,415	296,379

		1,370,408
AGRICULTURE—1.28%
Altria Group Inc.	9,830	677,484
Archer-Daniels-Midland Co.	2,846	110,140
Bunge Ltd.	509	38,562
Delta & Pine Land Co.	282	11,630
Imperial Tobacco Group ADR	1,759	153,754
Loews Corp.-Carolina Group	570	43,622
Monsanto Co.	2,528	149,127
Reynolds American Inc.	782	50,251
Tejon Ranch Co.(a)	132	6,576
Universal Corp.	115	7,208
UST Inc.	758	42,963
Vector Group Ltd.	265	4,836

		1,296,153
AIRLINES—0.19%
Air France-KLM ADR	806	41,017
Alaska Air Group Inc.(a)	374	11,070
AMR Corp.(a)	1,238	32,299
China Eastern Airlines Corp. Ltd. ADR(a)	204	6,028
China Southern Airlines Co. Ltd. SP ADR(a)	413	9,127

Continental Airlines Inc. Class B(a)	610	22,302
LAN Airlines SA SP ADR	184	13,460
Southwest Airlines Co.	3,475	49,866
US Airways Group Inc.(a)	227	8,385

		193,554
APPAREL—0.37%
Benetton Group SpA SP ADR	188	6,691
Coach Inc.(a)	1,748	85,355
Gildan Activewear Inc.(a)	274	17,454
Hanesbrands Inc.(a)	468	12,444
Hartmarx Corp.(a)	421	2,770
Jones Apparel Group Inc.	598	19,967
Kellwood Co.	138	3,889
Liz Claiborne Inc.	529	23,657
Nike Inc. Class B	1,656	89,192
Oxford Industries Inc.	177	8,216
Phillips-Van Heusen Corp.	206	11,515
Polo Ralph Lauren Corp.	253	23,304
Quiksilver Inc.(a)	783	10,414
Skechers U.S.A. Inc. Class A(a)	158	4,961
Stride Rite Corp.	184	2,594
Timberland Co. Class A(a)	444	11,460
VF Corp.	414	36,353
Wolverine World Wide Inc.	276	7,888

		378,124
AUTO MANUFACTURERS—1.79%
DaimlerChrysler AG	4,506	362,778
Fiat SpA SP ADR(a)	2,946	86,701
Ford Motor Co.	9,341	75,102
General Motors Corp.	2,339	73,047
Honda Motor Co. Ltd. SP ADR	8,763	301,710
Oshkosh Truck Corp.	393	21,984
Tata Motors Ltd. SP ADR	756	13,820
Toyota Motor Corp. SP ADR	7,246	879,809

		1,814,951
AUTO PARTS & EQUIPMENT—0.28%
American Axle & Manufacturing Holdings Inc.	714	19,956
ArvinMeritor Inc.	552	11,399
Autoliv Inc.	460	26,749
BorgWarner Inc.	276	21,503
Goodyear Tire & Rubber Co. (The)(a)	1,167	38,814
Johnson Controls Inc.	897	91,790
Magna International Inc. Class A	460	36,409
Superior Industries International Inc.(b)	322	7,358
Tenneco Inc.(a)	278	8,326
TRW Automotive Holdings Corp.(a)	115	4,262
Visteon Corp.(a)	1,610	14,683

		281,249
BANKS—10.86%
ABN AMRO Holding NV SP ADR	8,947	433,482
Allied Irish Banks PLC SP ADR	2,259	137,099
Australia & New Zealand Banking Group Ltd. SP ADR	1,780	225,437
Banco Bilbao Vizcaya Argentaria SA SP ADR	16,882	404,155
Banco de Chile ADR	255	12,773
Banco Latinoamericano de Exportaciones SA	505	9,893
Banco Santander Central Hispano SA SP ADR	29,469	521,307
Banco Santander Chile SA ADR	299	14,771
BancorpSouth Inc.	345	8,477
Bank of America Corp.	21,608	1,099,847
Bank of Hawaii Corp.	253	13,384
Bank of Ireland SP ADR	1,181	102,286
Bank of Montreal	2,369	148,489
Bank of New York Co. Inc. (The)	3,680	148,966
Bank of Nova Scotia	4,784	230,493
Barclays PLC SP ADR(c)	7,656	444,354

BB&T Corp.	2,598	108,129
Canadian Imperial Bank of Commerce	1,656	146,440
Capitol Bancorp Ltd.	136	4,100
Central Pacific Financial Corp.	229	7,868
Chittenden Corp.	230	6,684
City National Corp.	207	15,157
Colonial BancGroup Inc. (The)	598	14,388
Comerica Inc.	759	46,990
Commerce Bancorp Inc.	888	29,695
Community Bank System Inc.	138	2,829
Credicorp Ltd.	161	8,401
Credit Suisse Group PLC SP ADR(a)	5,156	404,746
Cullen/Frost Bankers Inc.	253	12,946
Deutsche Bank AG	2,506	384,796
F.N.B. Corp. (Pennsylvania)	230	3,859
First Commonwealth Financial Corp.	276	3,072
First Horizon National Corp.	598	23,448
First Republic Bank	196	10,604
HDFC Bank Ltd. ADR	460	33,410
HSBC Holdings PLC SP ADR	10,928	1,009,310
ICICI Bank Ltd. SP ADR	1,589	65,022
Irwin Financial Corp.	92	1,475
KeyCorp	1,887	67,328
Kookmin Bank SP ADR	1,587	142,544
Lloyds TSB Group PLC SP ADR	6,668	310,862
M&T Bank Corp.	412	45,872
Marshall & Ilsley Corp.	989	47,492
Mellon Financial Corp.	2,047	87,878
Mitsubishi UFJ Financial Group Inc. ADR	46,845	489,530
Mizuho Financial Group Inc. ADR(a)	28,487	346,402
National Australia Bank Ltd. SP ADR(b)	1,533	272,567
National Bank of Greece SA ADR	10,827	123,644
National City Corp.	2,689	98,283
Old National Bancorp	344	6,151
PNC Financial Services Group	1,427	105,741
Regions Financial Corp.	3,506	123,026
Royal Bank of Canada	6,210	323,293
State Street Corp.	1,587	109,297
SunTrust Banks Inc.	1,654	139,631
Synovus Financial Corp.	1,196	37,746
TCF Financial Corp.	833	22,558
Toronto-Dominion Bank	3,377	206,402
U.S. Bancorp	8,716	299,395
UnionBanCal Corp.	230	14,140
Valley National Bancorp	484	12,279
W Holding Co. Inc.	2,011	9,733
Wachovia Corp.	9,132	507,191
Webster Financial Corp.	230	10,223
Wells Fargo & Co.	15,313	549,584
Westpac Banking Corp. SP ADR	1,743	193,996
Wilmington Trust Corp.	322	13,028

		11,014,398
BEVERAGES—1.66%
Anheuser-Busch Companies Inc.	3,608	177,478
Brown-Forman Corp. Class B	208	13,297
Coca-Cola Co. (The)	10,142	529,311
Coca-Cola Enterprises Inc.	1,127	24,726
Coca-Cola Femsa SAB de CV SP ADR	164	6,378
Coca-Cola Hellenic Bottling Co. SA ADR	555	24,309
Compania Cervecerias Unidas ADR	327	11,393
Constellation Brands Inc. Class A(a)	894	20,035
Diageo PLC SP ADR	3,236	273,118
Embotelladora Andina SA Class A ADR	276	5,418
Embotelladora Andina SA Class B ADR	276	5,603
Molson Coors Brewing Co. Class B	326	30,735
Pepsi Bottling Group Inc.	782	25,657
PepsiAmericas Inc.	391	9,439
PepsiCo Inc.	7,809	516,097
Vina Concha y Toro SA SP ADR	188	6,898

		1,679,892

BIOTECHNOLOGY—0.24%
Cambrex Corp.	225	5,458
Celera Group(a)	736	10,304
Charles River Laboratories International Inc.(a)	391	18,518
Enzo Biochem Inc.(a)	504	8,472
Genentech Inc.(a)	2,230	178,378
Millipore Corp.(a)	250	18,457

		239,587
BUILDING MATERIALS—0.69%
American Standard Companies Inc.	828	45,590
Cemex SAB de CV SP ADR(a)	3,410	110,825
Comfort Systems USA Inc.	440	5,496
CRH PLC SP ADR	2,222	99,279
Eagle Materials Inc.	301	13,428
Florida Rock Industries Inc.	318	21,980
Hanson PLC SP ADR	805	68,328
Lafarge SA SP ADR	3,062	124,440
Lennox International Inc.	278	9,399
Martin Marietta Materials Inc.	230	33,539
Masco Corp.	2,093	56,951
NCI Building Systems Inc.(a)	134	6,696
Rinker Group Ltd. ADR	920	71,144
Simpson Manufacturing Co. Inc.(b)	184	5,919
Texas Industries Inc.	164	12,492
USG Corp.(a)	397	18,322

		703,828
CHEMICALS—1.97%
Agrium Inc.	598	23,161
Air Products & Chemicals Inc.	1,012	77,418
Airgas Inc.	299	13,320
Albemarle Corp.	322	13,669
Arch Chemicals Inc.	115	3,475
Ashland Inc.	322	19,304
BASF AG SP ADR	2,504	297,500
Bayer AG ADR	3,646	249,313
Cabot Corp.	299	13,545
Chemtura Corp.	1,539	16,975
Ciba Specialty Chemicals AG ADR	644	21,413
Cytec Industries Inc.	161	8,839
Dow Chemical Co. (The)	4,438	197,979
Du Pont (E.I.) de Nemours and Co.	4,520	222,248
Eastman Chemical Co.	368	24,914
Ecolab Inc.	874	37,573
Ferro Corp.	184	3,829
FMC Corp.	161	12,386
Fuller (H.B.) Co.	276	7,057
Grace (W.R.) & Co.(a)	434	11,544
Hercules Inc.(a)	483	9,100
Imperial Chemical Industries PLC SP ADR	1,403	59,585
International Flavors & Fragrances Inc.	483	23,508
Koor Industries Ltd. SP ADR(a)	388	4,939
Lubrizol Corp.	253	15,165
Lyondell Chemical Co.	1,126	35,041
Minerals Technologies Inc.	92	5,853
Mosaic Co. (The)(a)	672	19,824
Nova Chemicals Corp.	414	13,712
Olin Corp.	322	5,519
OM Group Inc.(a)	250	13,132
PolyOne Corp.(a)	437	2,867
Potash Corp. of Saskatchewan	528	94,787
PPG Industries Inc.	805	59,232
Praxair Inc.	1,494	96,438
Rhodia SA SP ADR(a)	7,313	29,910
Rohm & Haas Co.	690	35,307
RPM International Inc.	552	11,741
Sensient Technologies Corp.	393	10,289

SGL Carbon AG SP ADR(a)	1,081	14,204
Sherwin-Williams Co. (The)	574	36,604
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR	115	6,532
Sociedad Quimica y Minera de Chile SA SP ADR	46	7,251
Spartech Corp.	138	3,872
Syngenta AG ADR(a)	2,415	95,875
Tronox Inc. Class B	90	1,248
Valspar Corp. (The)	460	12,438

		1,999,435
COAL—0.13%
Arch Coal Inc.	860	31,020
CONSOL Energy Inc.	874	36,594
Peabody Energy Corp.	1,259	60,407
Yanzhou Coal Mining Co. Ltd. SP ADR	139	7,150

		135,171
COMMERCIAL SERVICES—0.98%
Aaron Rents Inc.	184	5,220
ABM Industries Inc.	184	5,178
Accenture Ltd.	2,718	106,274
Adecco SA ADR	2,484	42,501
Alliance Data Systems Corp.(a)	323	20,562
Arbitron Inc.	138	6,801
BearingPoint Inc.(a)	1,242	9,116
Block (H & R) Inc.	1,472	33,282
Bowne & Co. Inc.	296	4,937
Bunzl PLC SP ADR	221	16,000
Central Parking Corp.	458	10,250
Chemed Corp.	250	12,575
ChoicePoint Inc.(a)	414	15,720
Consolidated Graphics Inc.(a)	93	6,998
Convergys Corp.(a)	667	16,848
Corrections Corp. of America(a)	346	19,653
DeVry Inc.	484	15,967
Dollar Thrifty Automotive Group Inc.(a)	115	5,391
Donnelley (R.R.) & Sons Co.	1,012	40,682
Equifax Inc.	667	26,547
FTI Consulting Inc.(a)	207	7,611
Gartner Inc.(a)	391	9,865
Geo Group Inc. (The)(a)	103	5,274
Hewitt Associates Inc. Class A(a)	446	13,268
Interactive Data Corp.	161	4,609
Iron Mountain Inc.(a)	828	23,267
ITT Educational Services Inc.(a)	207	20,122
Korn/Ferry International(a)	161	3,795
Labor Ready Inc.(a)	530	11,501
Landauer Inc.	46	2,157
Live Nation Inc.(a)	319	6,473
Manpower Inc.	414	33,223
MAXIMUS Inc.	164	5,730
McKesson Corp.	1,288	75,773
Midas Inc.(a)	162	3,540
Moody’s Corp.	1,201	79,410
MPS Group Inc.(a)	506	6,927
Navigant Consulting Inc.(a)	207	3,970
PHH Corp.(a)	252	7,686
Pre-Paid Legal Services Inc.(a)(b)	70	3,993
Quanta Services Inc.(a)	852	23,421
Quebecor World Inc.	714	9,803
Robert Half International Inc.	805	26,806
Rollins Inc.	183	4,222
Service Corp. International	1,426	17,326
ServiceMaster Co. (The)	1,403	21,592
Sotheby’s Holdings Inc. Class A	259	13,370
Spherion Corp.(a)	769	6,575
United Rentals Inc.(a)	598	20,033
Viad Corp.	115	4,697
Watson Wyatt Worldwide Inc.	161	7,588

Weight Watchers International Inc.	207	9,934
Western Union Co.	3,793	79,843

		993,906
COMPUTERS—1.99%
Affiliated Computer Services Inc. Class A(a)	575	34,448
CACI International Inc. Class A(a)	138	6,311
Ceridian Corp.(a)	713	24,071
CGI Group Inc.(a)	1,610	14,474
CIBER Inc.(a)	500	4,075
Computer Sciences Corp.(a)	874	48,542
Diebold Inc.	414	19,735
DST Systems Inc.(a)	344	26,849
Electronic Data Systems Corp.	2,458	71,872
EMC Corp.(a)	11,477	174,221
FactSet Research Systems Inc.	183	11,256
Hewlett-Packard Co.	13,297	560,336
Imation Corp.	161	5,943
International Business Machines Corp.	7,279	743,987
Lexmark International Inc. Class A(a)	598	32,591
NCR Corp.(a)	920	46,368
Perot Systems Corp. Class A(a)	345	6,175
Quantum Corp.(a)	2,640	7,260
Seagate Technology	2,559	56,682
TDK Corp. SP ADR	621	53,716
Thomson Corp.	897	39,513
Tyler Technologies Inc.(a)	371	4,433
Western Digital Corp.(a)	1,517	26,821

		2,019,679
COSMETICS & PERSONAL CARE—1.24%
Avon Products Inc.	1,827	72,715
Colgate-Palmolive Co.	2,483	168,198
Estee Lauder Companies Inc. (The) Class A	641	32,960
Procter & Gamble Co.	15,278	982,528

		1,256,401
DISTRIBUTION & WHOLESALE—0.19%
Corporate Express NV SP ADR	960	12,931
Genuine Parts Co.	828	40,911
Grainger (W.W.) Inc.	391	32,304
Ingram Micro Inc. Class A(a)	575	11,281
Owens & Minor Inc.	184	6,504
Watsco Inc.	175	9,305
WESCO International Inc.(a)	274	17,309
Wolseley PLC ADR	2,760	67,151

		197,696
DIVERSIFIED FINANCIAL SERVICES—6.56%
Affiliated Managers Group Inc.(a)	161	18,938
American Express Co.	5,220	316,697
AmeriCredit Corp.(a)	736	18,569
Ameriprise Financial Inc.	1,037	61,670
AMVESCAP PLC SP ADR	2,322	55,055
Bear Stearns Companies Inc. (The)	506	78,784
BlackRock Inc.	69	10,329
Capital One Financial Corp.	2,117	157,208
CBOT Holdings Inc. Class A(a)	165	31,131
Chicago Mercantile Exchange Holdings Inc.	140	72,345
CIT Group Inc.	1,012	60,366
Citigroup Inc.	23,915	1,282,322
Countrywide Financial Corp.	2,716	100,709
Eaton Vance Corp.	552	21,097
Edwards (A.G.) Inc.	391	28,328
Federal Home Loan Mortgage Corp.	3,265	211,507
Federal National Mortgage Association	4,531	266,967
Federated Investors Inc. Class B	460	17,554
Financial Federal Corp.	250	6,570
Franklin Resources Inc.	756	99,270
GAMCO Investors Inc. Class A	184	8,394

Goldman Sachs Group Inc. (The)	1,783	389,782
IndyMac Bancorp Inc.(b)	552	16,692
IntercontinentalExchange Inc.(a)	305	38,735
Investment Technology Group Inc.(a)	230	8,703
Janus Capital Group Inc.	1,150	28,773
Jefferies Group Inc.	554	17,562
JPMorgan Chase & Co.	16,698	869,966
LaBranche & Co. Inc.(a)	804	6,545
Lazard Ltd. Class A	370	20,035
Legg Mason Inc.	595	59,018
Lehman Brothers Holdings Inc.	2,528	190,308
Merrill Lynch & Co. Inc.	4,250	383,477
Morgan Stanley	4,692	394,175
National Financial Partners Corp.	233	10,734
Nelnet Inc. Class A	265	7,126
Nomura Holdings Inc. ADR	9,315	179,407
Nuveen Investments Inc. Class A	346	18,442
NYSE Euronext Inc.(a)(b)	849	71,596
Ocwen Financial Corp.(a)	318	4,535
ORIX Corp. SP ADR(a)	854	115,529
Petrobras Energia Participaciones SA SP ADR(a)	414	4,397
Piper Jaffray Companies(a)	206	13,145
Raymond James Financial Inc.	414	12,702
Ritchie Bros. Auctioneers Inc.	180	10,634
Shinhan Financial Group Co. Ltd. ADR	929	104,197
SLM Corp.	2,069	111,374
Stewart (W.P.) & Co. Ltd.(b)	410	4,194
Student Loan Corp. (The)	23	4,685
SWS Group Inc.	235	6,108
UBS AG Registered	9,232	599,157
Waddell & Reed Financial Inc. Class A	478	11,577
Woori Finance Holdings Co. Ltd. ADR	252	18,963

		6,656,083
ELECTRIC—4.09%
AES Corp. (The)(a)	3,311	72,809
Allegheny Energy Inc.(a)	829	44,318
ALLETE Inc.	276	13,361
Alliant Energy Corp.	596	26,105
Ameren Corp.	1,016	53,411
American Electric Power Co. Inc.	1,863	93,560
Aquila Inc.(a)	2,432	10,044
Avista Corp.	366	8,634
Black Hills Corp.	183	7,285
CenterPoint Energy Inc.	1,288	24,253
Central Vermont Public Service Corp.	271	8,726
CH Energy Group Inc.	229	10,987
Cleco Corp.	367	10,298
CMS Energy Corp.	1,104	20,446
Companhia Paranaense de Energia SP ADR	708	8,708
Consolidated Edison Inc.	1,168	59,872
Constellation Energy Group Inc.	851	75,841
Dominion Resources Inc.	1,613	147,106
DPL Inc.	758	23,763
DTE Energy Co.	805	40,725
Duke Energy Corp.	5,749	117,969
Duquesne Light Holdings Inc.	368	7,338
Dynegy Inc. Class A(a)	2,824	26,574
E.ON AG SP ADR	9,961	499,345
Edison International	1,411	73,866
El Paso Electric Co.(a)	343	9,055
Empire District Electric Co. (The)	478	11,807
Empresa Nacional de Electricidad SA SP ADR	776	37,659
Endesa SA SP ADR	3,436	187,674
Enel SpA SP ADR	4,074	231,851
Energias de Portugal SA SP ADR(a)	1,210	67,639
Energy East Corp.	690	16,712
Enersis SA SP ADR	1,428	27,046
Entergy Corp.	1,009	114,158
Exelon Corp.	3,193	240,784

FirstEnergy Corp.	1,507	103,139
FPL Group Inc.	1,768	113,806
Great Plains Energy Inc.	506	16,516
Hawaiian Electric Industries Inc.	368	9,686
Huaneng Power International Inc. SP ADR	576	23,380
IDACORP Inc.	278	9,577
Integrys Energy Group Inc.	378	21,206
International Power PLC ADR	809	71,419
Korea Electric Power Corp. SP ADR	2,595	53,665
MDU Resources Group Inc.	759	22,998
Mirant Corp.(a)	974	43,703
National Grid PLC SP ADR	2,554	201,179
Northeast Utilities	896	28,824
NRG Energy Inc.(a)	483	38,138
NSTAR	579	20,786
OGE Energy Corp.	508	19,528
Pepco Holdings Inc.	990	29,225
PG&E Corp.	1,863	94,268
Pinnacle West Capital Corp.	437	21,103
PNM Resources Inc.	276	8,984
PPL Corp.	1,840	80,242
Progress Energy Inc.	1,173	59,295
Public Service Enterprise Group Inc.	1,195	103,308
Puget Energy Inc.	557	14,382
Reliant Energy Inc.(a)	1,819	40,509
SCANA Corp.	552	24,029
Sierra Pacific Resources Corp.(a)	1,063	19,410
Southern Co. (The)	3,343	126,332
TECO Energy Inc.	897	16,101
TransAlta Corp.	1,308	30,947
TXU Corp.	2,187	143,423
UIL Holdings Corp.	318	10,860
UniSource Energy Corp.	255	9,795
Westar Energy Inc.	463	12,603
Wisconsin Energy Corp.	599	29,225
Xcel Energy Inc.	1,886	45,434

		4,146,754
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
AMETEK Inc.	483	17,523
Belden CDT Inc.	230	12,852
Emerson Electric Co.	3,910	183,731
Energizer Holdings Inc.(a)	391	37,997
General Cable Corp.(a)	364	20,908
Hitachi Ltd. SP ADR	1,586	120,441
Hubbell Inc. Class B	230	11,889

		405,341
ELECTRONICS—0.92%
Advantest Corp. ADR	783	34,859
Agilent Technologies Inc.(a)	2,185	75,098
Amphenol Corp. Class A	736	25,841
Applera Corp.-Applied Biosystems Group	989	30,896
Arrow Electronics Inc.(a)	529	20,906
AU Optronics Corp. SP ADR	2,731	43,450
Avnet Inc.(a)	699	28,589
AVX Corp.	365	6,074
Benchmark Electronics Inc.(a)	347	7,349
Brady Corp. Class A	344	11,304
Checkpoint Systems Inc.(a)	163	3,584
CTS Corp.	275	3,597
Epcos AG SP ADR	480	10,320
Jabil Circuit Inc.	1,146	26,702
Koninklijke Philips Electronics NV NYS	5,696	233,764
Kyocera Corp. SP ADR	827	80,632
LG.Philips LCD Co. Ltd. ADR(a)	999	20,190
Mettler Toledo International Inc.(a)	207	20,207
Park Electrochemical Corp.	159	4,380
Paxar Corp.(a)	161	4,832
PerkinElmer Inc.	552	13,358

Rogers Corp.(a)	207	9,385
Solectron Corp.(a)	7,583	25,403
Technitrol Inc.	260	6,976
Tektronix Inc.	391	11,491
Thermo Fisher Scientific Inc.(a)	1,892	98,498
Thomas & Betts Corp.(a)	276	15,036
Vishay Intertechnology Inc.(a)	1,176	19,580
Waters Corp.(a)	575	34,172
Watts Water Technologies Inc. Class A	115	4,657

		931,130
ENGINEERING & CONSTRUCTION—0.39%
ABB Ltd. SP ADR	9,590	191,416
Chicago Bridge & Iron Co. NV NYS	460	15,930
Dycom Industries Inc.(a)	340	8,809
EMCOR Group Inc.(a)	183	11,472
Empresas ICA Sociedad Controladora SA de CV SP ADR(a)	225	10,629
Fluor Corp.	414	39,587
Granite Construction Inc.	211	12,711
Grupo Aeroportuario del Sureste SA de CV ADR	184	8,869
Jacobs Engineering Group Inc.(a)	594	29,955
KBR Inc.(a)	938	19,379
McDermott International Inc.(a)	490	26,293
Shaw Group Inc. (The)(a)	366	11,869
URS Corp.(a)	318	13,897

		400,816
ENTERTAINMENT—0.09%
DreamWorks Animation SKG Inc. Class A(a)	207	6,061
International Game Technology Inc.	1,656	63,160
Pinnacle Entertainment Inc.(a)	252	7,076
Regal Entertainment Group Class A	184	4,002
Speedway Motorsports Inc.	140	5,432
Vail Resorts Inc.(a)	183	10,435

		96,166
ENVIRONMENTAL CONTROL—0.15%
Mine Safety Appliances Co.	160	6,744
Nalco Holding Co.	322	8,559
Republic Services Inc.	862	24,076
Waste Connections Inc.(a)	310	9,663
Waste Management Inc.	2,715	101,568

		150,610
FOOD—2.12%
Cadbury Schweppes PLC SP ADR	2,508	133,049
Campbell Soup Co.	1,219	47,663
ConAgra Foods Inc.	2,553	62,753
Corn Products International Inc.	322	12,822
Dean Foods Co.	736	26,812
Del Monte Foods Co.	943	10,939
Distribucion y Servicio D&S SA ADR	206	4,843
Flowers Foods Inc.	320	9,981
General Mills Inc.	1,656	99,194
Groupe Danone SP ADR	5,934	196,890
Gruma SA de CV SP ADR	161	2,154
Heinz (H.J.) Co.	1,588	74,811
Hershey Co. (The)	828	45,507
Hormel Foods Corp.	345	13,141
Kellogg Co.	950	50,264
Koninklijke Ahold NV SP ADR(a)	7,360	93,546
Kraft Foods Inc.	7,924	265,216
Kroger Co.	3,294	97,206
McCormick & Co. Inc. NVS	575	21,344
Pilgrim’s Pride Corp.	225	8,215
Ralcorp Holdings Inc.(a)	138	9,082
Ruddick Corp.	184	5,526
Safeway Inc.	2,093	75,976
Sara Lee Corp.	3,749	61,521

Smithfield Foods Inc.(a)	414	12,656
Smucker (J.M.) Co. (The)	342	19,090
SUPERVALU Inc.	920	42,228
Sysco Corp.	3,035	99,366
Tootsie Roll Industries Inc.	119	3,450
TreeHouse Foods Inc.(a)	322	9,705
Tyson Foods Inc. Class A	1,104	23,140
Unilever NV NYS	8,254	251,747
Unilever PLC SP ADR	6,185	193,652
Weis Markets Inc.	46	1,980
Wimm-Bill-Dann Foods OJSC ADR	162	13,057
Wrigley (William Jr.) Co.	856	50,401

		2,148,927
FOOD SERVICE—0.04%
Sodexho Alliance SA SP ADR	505	39,996

		39,996
FOREST PRODUCTS & PAPER—0.51%
Aracruz Celulose SA SP ADR	207	11,383
Bowater Inc.	597	13,068
Buckeye Technologies Inc.(a)	161	2,040
Deltic Timber Corp.	161	8,042
Domtar Corp.(a)	2,015	19,646
Glatfelter Co.	138	2,063
International Paper Co.	2,276	85,851
Louisiana-Pacific Corp.	460	9,067
MeadWestvaco Corp.	1,150	38,364
Neenah Paper Inc.	69	2,636
Plum Creek Timber Co. Inc.	874	34,698
Potlatch Corp.	317	13,755
Rayonier Inc.	345	14,963
Rock-Tenn Co. Class A	115	4,400
Sappi Ltd. SP ADR	989	17,456
Schweitzer-Mauduit International Inc.	69	1,894
Stora Enso OYJ SP ADR	3,036	55,498
Temple-Inland Inc.	506	29,975
UPM-Kymmene OYJ SP ADR	2,484	61,280
Wausau Paper Corp.	230	3,096
Weyerhaeuser Co.	1,132	89,677

		518,852
GAS—0.29%
AGL Resources Inc.	276	12,017
Atmos Energy Corp.	347	11,007
Energen Corp.	322	18,048
KeySpan Corp.	759	31,430
Laclede Group Inc. (The)	158	4,960
New Jersey Resources Corp.	298	16,003
Nicor Inc.	138	7,071
NiSource Inc.	1,242	30,541
Northwest Natural Gas Co.	345	17,529
Piedmont Natural Gas Co.	322	8,498
Sempra Energy	1,013	64,305
South Jersey Industries Inc.	366	14,373
Southern Union Co.	508	15,474
Southwest Gas Corp.	276	10,458
UGI Corp.	460	13,046
Vectren Corp.	368	10,698
WGL Holdings Inc.	230	7,783

		293,241
HAND & MACHINE TOOLS—0.12%
Baldor Electric Co.	138	5,436
Black & Decker Corp.	368	33,385
Kennametal Inc.	161	11,360
Nidec Corp. ADR	2,320	36,749
Snap-On Inc.	253	13,788
Stanley Works (The)	391	22,787

		123,505

HEALTH CARE-PRODUCTS—2.19%
Advanced Medical Optics Inc.(a)	343	13,868
Alcon Inc.	386	52,083
Bard (C.R.) Inc.	506	42,064
Bausch & Lomb Inc.	165	9,707
Baxter International Inc.	2,875	162,811
Beckman Coulter Inc.	299	18,780
Becton, Dickinson & Co.	1,104	86,874
Boston Scientific Corp.(a)	6,179	95,404
Cantel Medical Corp.(a)	88	1,612
Cooper Companies Inc.	165	8,432
DJO Inc.(a)	92	3,594
Edwards Lifesciences Corp.(a)	276	13,524
Fresenius Medical Care AG & Co. KGaA	879	44,029
Haemonetics Corp.(a)	115	5,502
Hillenbrand Industries Inc.	292	17,856
Johnson & Johnson	13,928	894,456
Kinetic Concepts Inc.(a)	305	15,250
Luxottica Group SpA SP ADR	869	30,102
Medtronic Inc.	5,662	299,690
Mentor Corp.	184	7,159
Oakley Inc.	115	2,775
ResMed Inc.(a)	322	13,608
Smith & Nephew PLC SP ADR	976	60,854
St. Jude Medical Inc.(a)	1,706	73,000
Steris Corp.	322	8,230
Stryker Corp.	1,333	86,565
Varian Medical Systems Inc.(a)	644	27,183
Viasys Healthcare Inc.(a)	369	11,815
West Pharmaceutical Services Inc.	138	6,868
Zimmer Holdings Inc.(a)	1,150	104,052

		2,217,747
HEALTH CARE-SERVICES—1.14%
Aetna Inc.	2,786	130,608
AMERIGROUP Corp.(a)	230	6,470
Assisted Living Concepts Inc.(a)	344	4,214
Centene Corp.(a)	22	458
Community Health Systems Inc.(a)	645	23,736
Covance Inc.(a)	380	22,990
Coventry Health Care Inc.(a)	842	48,693
DaVita Inc.(a)	555	30,309
Health Management Associates Inc. Class A	1,150	12,294
Health Net Inc.(a)	529	28,598
Humana Inc.(a)	759	47,999
Laboratory Corp. of America Holdings(a)	576	45,469
Manor Care Inc.	414	26,864
MDS Inc.	667	12,666
Molina Healthcare Inc.(a)	69	2,085
Pediatrix Medical Group Inc.(a)	319	18,199
Quest Diagnostics Inc.	736	35,983
Sierra Health Services Inc.(a)	318	13,172
Sunrise Senior Living Inc.(a)	312	11,946
Triad Hospitals Inc.(a)	549	29,174
UnitedHealth Group Inc.	6,422	340,751
Universal Health Services Inc. Class B	315	19,127
WellPoint Inc.(a)	3,105	245,202

		1,157,007
HOLDING COMPANIES-DIVERSIFIED—0.62%
Berkshire Hathaway Inc. Class B(a)	156	565,968
Leucadia National Corp.	736	22,183
Quinenco SA ADR(h)	425	7,040
Tomkins PLC SP ADR	920	19,587
Walter Industries Inc.	426	12,661

		627,439
HOME BUILDERS—0.25%
Beazer Homes USA Inc.	358	11,950

Brookfield Homes Corp.(b)	186	6,317
Centex Corp.	628	28,116
Champion Enterprises Inc.(a)	1,444	14,844
Fleetwood Enterprises Inc.(a)	1,147	9,555
Horton (D.R.) Inc.	1,470	32,605
KB Home	458	20,202
Lennar Corp. Class A	647	27,633
M.D.C. Holdings Inc.	227	11,636
Monaco Coach Corp.	413	6,331
Pulte Homes Inc.	1,125	30,263
Standard-Pacific Corp.	569	11,864
Thor Industries Inc.	184	7,329
Toll Brothers Inc.(a)	893	26,594
Winnebago Industries Inc.(b)	273	8,752

		253,991
HOME FURNISHINGS—0.56%
Ethan Allen Interiors Inc.	184	6,495
Harman International Industries Inc.	322	39,249
La-Z-Boy Inc.(b)	372	4,349
Matsushita Electric Industrial Co. Ltd. SP ADR	10,963	213,011
Sony Corp. SP ADR	4,715	251,121
Thomson SA SP ADR	1,359	26,174
Whirlpool Corp.	299	31,703

		572,102
HOUSEHOLD PRODUCTS & WARES—0.38%
ACCO Brands Corp.(a)	414	9,853
American Greetings Corp. Class A	299	7,610
Avery Dennison Corp.	460	28,612
Blyth Inc.	161	4,202
Church & Dwight Co. Inc.	435	22,068
Clorox Co. (The)	760	50,981
Ennis Inc.	230	5,624
Fortune Brands Inc.	690	55,269
Harland (John H.) Co.	138	7,259
Jarden Corp.(a)	367	15,465
Kimberly-Clark Corp.	2,205	156,930
Playtex Products Inc.(a)	184	2,800
Scotts Miracle-Gro Co. (The) Class A	184	8,274
Tupperware Brands Corp.	370	10,404

		385,351
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	1,311	40,208
Toro Co. (The)	230	11,558

		51,766
INSURANCE—5.70%
21st Century Insurance Group	115	2,393
ACE Ltd.	1,444	85,860
Aegon NV ADR	6,716	138,887
AFLAC Inc.	2,369	121,624
Alleghany Corp.(a)	23	8,229
Allianz SE ADR	20,438	454,132
Allstate Corp. (The)	3,129	194,999
Ambac Financial Group Inc.	506	46,451
American Financial Group Inc.	412	14,531
American International Group Inc.	10,719	749,365
Aon Corp.	1,311	50,801
Aspen Insurance Holdings Ltd.	467	12,380
Assurant Inc.	487	28,017
Assured Guaranty Ltd.	345	9,732
AXA SP ADR	8,505	391,740
Axis Capital Holdings Ltd.	575	21,333
Berkley (W.R.) Corp.	786	25,537
Brown & Brown Inc.	552	14,214
China Life Insurance Co. Ltd. ADR	2,471	114,506
Chubb Corp.	2,014	108,414
CIGNA Corp.	568	88,375

CNA Financial Corp.(a)	247	11,527
Commerce Group Inc.	436	14,218
Conseco Inc.(a)(b)	1,094	19,353
Delphi Financial Group Inc. Class A	327	13,963
Endurance Specialty Holdings Ltd.	277	10,365
Everest Re Group Ltd.	253	25,462
Fairfax Financial Holdings Ltd.(b)	105	24,205
FBL Financial Group Inc. Class A	263	10,189
Fidelity National Financial Inc.	862	21,972
First American Corp.	419	21,579
Gallagher (Arthur J.) & Co.	437	12,219
Genworth Financial Inc. Class A	1,996	72,834
Hanover Insurance Group Inc. (The)	369	16,959
Hartford Financial Services Group Inc. (The)	1,452	146,942
HCC Insurance Holdings Inc.	487	14,931
Hilb, Rogal & Hobbs Co.	239	10,385
Horace Mann Educators Corp.	207	4,355
Hub International Ltd.	263	10,967
ING Groep NV SP ADR	9,828	448,255
Kingsway Financial Services Inc.	276	5,713
LandAmerica Financial Group Inc.	160	12,856
Lincoln National Corp.	1,405	99,966
Loews Corp.	2,104	99,561
Manulife Financial Corp.	7,661	276,639
Markel Corp.(a)	57	26,158
Marsh & McLennan Companies Inc.	2,398	76,160
MBIA Inc.	690	47,996
Mercury General Corp.	207	11,209
MetLife Inc.	1,988	130,612
MGIC Investment Corp.	548	33,762
Nationwide Financial Services Inc.	276	15,768
Old Republic International Corp.	1,009	21,461
PartnerRe Ltd.	253	18,221
Penn Treaty American Corp.(a)	736	4,188
Phoenix Companies Inc.	437	6,511
Platinum Underwriters Holdings Ltd.	444	15,194
PMI Group Inc. (The)	530	25,689
Principal Financial Group Inc.	1,426	90,537
ProAssurance Corp.(a)	182	9,799
Progressive Corp. (The)	3,404	78,530
Protective Life Corp.	299	14,023
Prudential Financial Inc.	2,346	222,870
Prudential PLC ADR	5,653	169,647
Radian Group Inc.	437	25,394
Reinsurance Group of America Inc.	200	12,462
RenaissanceRe Holdings Ltd.	352	19,061
RLI Corp.	92	5,123
SAFECO Corp.	492	32,836
SCOR SP ADR	5,865	16,950
Scottish Re Group Ltd.	2,289	10,140
StanCorp Financial Group Inc.	276	13,138
Stewart Information Services Corp.	192	7,722
Sun Life Financial Services of Canada Inc.	2,783	131,775
Torchmark Corp.	481	32,852
Transatlantic Holdings Inc.	115	7,991
Travelers Companies Inc. (The)	3,274	177,123
Unitrin Inc.	207	9,760
Unum Group	1,531	38,091
White Mountains Insurance Group Ltd.	45	25,785
Willis Group Holdings Ltd.	690	28,304
XL Capital Ltd. Class A	878	68,466
Zenith National Insurance Corp.	238	11,008

		5,779,251
INTERNET—0.02%
McAfee Inc.(a)	759	24,660

		24,660
IRON & STEEL—0.71%
AK Steel Holding Corp.(a)	1,012	30,886

Allegheny Technologies Inc.	416	45,585
Arcelor Mittal Class A ADR	3,671	196,105
Carpenter Technology Corp.	138	16,749
Cleveland-Cliffs Inc.	274	18,985
Companhia Siderurgica Nacional SA SP ADR	736	31,655
IPSCO Inc.	230	34,006
Nucor Corp.	1,378	87,448
POSCO ADR	1,601	167,689
Reliance Steel & Aluminum Co.	363	21,562
Ryerson Inc.	278	11,437
United States Steel Corp.	597	60,619

		722,726
LEISURE TIME—0.25%
Brunswick Corp.	414	13,563
Carnival Corp.	1,975	96,558
Harley-Davidson Inc.	1,344	85,102
K2 Inc.(a)	476	7,183
Nautilus Inc.	442	6,104
Polaris Industries Inc.(b)	207	10,460
Royal Caribbean Cruises Ltd.	598	24,859
WMS Industries Inc.(a)	178	7,095

		250,924
LODGING—0.51%
Boyd Gaming Corp.	251	11,421
Choice Hotels International Inc.	184	6,926
Gaylord Entertainment Co.(a)	253	13,864
Harrah’s Entertainment Inc.	827	70,543
Hilton Hotels Corp.	1,794	60,996
InterContinental Hotels Group PLC ADR	1,994	48,195
Las Vegas Sands Corp.(a)	601	51,199
Marcus Corp.	92	1,999
Marriott International Inc. Class A	1,748	79,027
MGM Mirage(a)	598	40,216
Orient-Express Hotels Ltd.	229	12,057
Starwood Hotels & Resorts Worldwide Inc.	990	66,350
Station Casinos Inc.	253	22,011
Wyndham Worldwide Corp.(a)	856	29,618

		514,422
MACHINERY—0.68%
AGCO Corp.(a)	368	15,357
Albany International Corp. Class A	296	11,337
Applied Industrial Technologies Inc.	207	5,562
Cascade Corp.	92	5,701
Caterpillar Inc.	3,174	230,496
CNH Global NV	92	3,983
Cummins Inc.	322	29,676
Deere & Co.	1,173	128,326
Flowserve Corp.	253	15,436
Gardner Denver Inc.(a)	278	10,508
Graco Inc.	345	13,628
IDEX Corp.	207	10,861
Kadant Inc.(a)	69	1,894
Kubota Corp. SP ADR	1,173	56,187
Manitowoc Co. Inc. (The)	319	21,765
Metso OYJ SP ADR	576	31,830
NACCO Industries Inc.	23	3,666
Pfeiffer Vacuum Technology AG SP ADR	46	4,747
Rockwell Automation Inc.	782	46,560
Terex Corp.(a)	460	35,811
Wabtec Corp.	184	6,836

		690,167
MANUFACTURING—3.96%
3M Co.	3,242	268,340
Acuity Brands Inc.	207	12,238
Ameron International Corp.	114	7,882
AptarGroup Inc.	161	11,793

Barnes Group Inc.	184	4,471
Blount International Inc.(a)	470	6,406
Brink’s Co. (The)	253	16,066
Carlisle Companies Inc.	276	11,366
CLARCOR Inc.	230	7,254
Cooper Industries Ltd.	872	43,391
Crane Co.	276	11,733
Danaher Corp.	1,172	83,435
Donaldson Co. Inc.	368	13,219
Dover Corp.	966	46,484
Eastman Kodak Co.	1,357	33,803
Eaton Corp.	713	63,607
EnPro Industries Inc.(a)	92	3,465
ESCO Technologies Inc.(a)	138	6,287
Federal Signal Corp.	345	5,448
General Electric Co.	49,350	1,819,041
Griffon Corp.(a)	138	3,311
Harsco Corp.	368	18,768
Hexcel Corp.(a)	730	15,841
Honeywell International Inc.	3,725	201,821
Illinois Tool Works Inc.	2,342	120,168
Ingersoll-Rand Co. Class A	1,610	71,887
ITT Industries Inc.	874	55,770
Leggett & Platt Inc.	920	21,638
Myers Industries Inc.	138	3,098
Pall Corp.	598	25,086
Parker Hannifin Corp.	575	52,981
Pentair Inc.	460	14,784
Roper Industries Inc.	506	28,366
Siemens AG SP ADR	3,909	472,872
Smith (A.O.) Corp.	92	3,505
SPX Corp.	414	29,344
Teleflex Inc.	161	11,565
Textron Inc.	552	56,122
Tredegar Corp.	115	2,688
Trinity Industries Inc.	368	17,075
Tyco International Ltd.	9,546	311,486

		4,013,905
MEDIA—2.26%
Belo Corp.	460	8,864
British Sky Broadcasting Group PLC SP ADR	1,495	68,964
Cablevision Systems Corp.(a)	1,212	39,729
CanWest Global Communications Corp.(a)	138	1,322
CBS Corp. Class B	3,334	105,921
Clear Channel Communications Inc.	2,257	79,966
Corus Entertainment Inc. Class B	184	7,763
Cox Radio Inc. Class A(a)	184	2,598
DIRECTV Group Inc. (The)(a)	4,324	103,084
Dow Jones & Co. Inc.	184	6,685
Entercom Communications Corp.	184	5,104
Entravision Communications Corp.(a)	484	4,748
Gannett Co. Inc.	1,194	68,130
Grupo Televisa SA SP ADR	2,188	61,373
Hearst-Argyle Television Inc.	138	3,675
Idearc Inc.	688	23,908
Lee Enterprises Inc.	161	4,215
McGraw-Hill Companies Inc. (The)	1,772	116,119
Meredith Corp.	184	10,657
New York Times Co. Class A(b)	713	16,684
News Corp. Class A	9,333	208,966
News Corp. Class B	3,036	72,864
Pearson PLC SP ADR	3,795	64,743
PRIMEDIA Inc.(a)	3,867	9,668
Reed Elsevier NV SP ADR	1,564	58,869
Reed Elsevier PLC SP ADR	1,518	76,720
Rogers Communications Inc. Class B	2,298	87,692
Scripps (E.W.) Co. Class A	368	15,934
Shaw Communications Inc. Class B	943	36,541
Time Warner Cable Inc. Class A(a)	252	9,279

Time Warner Inc.	18,878	389,453
Tribune Co.	989	32,439
Viacom Inc. Class B(a)	3,146	129,773
Walt Disney Co. (The)	9,313	325,769
Washington Post Co. (The) Class B	44	32,736
Wiley (John) & Sons Inc. Class A	184	6,891

		2,297,846
METAL FABRICATE & HARDWARE—0.14%
CIRCOR International Inc.	69	2,512
Commercial Metals Co.	597	20,017
Kaydon Corp.	345	16,398
Mueller Industries Inc.	161	5,281
Mueller Water Products Inc. Class B	418	5,990
Precision Castparts Corp.	598	62,258
Quanex Corp.	235	10,112
Timken Co. (The)	322	10,620
Valmont Industries Inc.	69	4,339
Worthington Industries Inc.(b)	322	7,165

		144,692
MINING—2.30%
Agnico-Eagle Mines Ltd.	671	23,673
Alcan Inc.	1,813	106,731
Alcoa Inc.	4,024	142,812
Alumina Ltd. SP ADR	1,380	32,540
Aluminum Corp. of China Ltd. ADR	544	15,803
AMCOL International Corp.	115	2,763
AngloGold Ashanti Ltd. SP ADR	792	35,299
Barrick Gold Corp.	4,311	121,182
BHP Billiton Ltd. SP ADR	8,487	414,505
BHP Billiton PLC ADR	5,865	266,740
Cameco Corp.	1,656	77,203
Companhia Vale do Rio Doce ADR	2,898	117,688
Compania de Minas Buenaventura SA ADR	575	18,734
Compass Minerals International Inc.	204	7,005
Freeport-McMoRan Copper & Gold Inc.	1,727	115,985
Gold Fields Ltd. SP ADR	2,448	43,991
Goldcorp Inc.	3,362	81,831
Harmony Gold Mining Co. Ltd. SP ADR(a)	1,979	31,427
Hecla Mining Co.(a)	1,859	16,378
Kinross Gold Corp.(a)	2,359	31,445
Meridian Gold Inc.(a)	736	18,584
Newmont Mining Corp.	2,223	92,699
Novelis Inc.	440	19,628
Rio Tinto PLC SP ADR	1,222	298,168
RTI International Metals Inc.(a)	132	12,444
Southern Copper Corp.(b)	366	29,390
Stillwater Mining Co.(a)	828	12,751
Teck Cominco Ltd. Class B	817	62,117
Titanium Metals Corp.(a)	477	16,471
USEC Inc.(a)	785	15,833
Vulcan Materials Co.	456	56,394

		2,338,214
OFFICE & BUSINESS EQUIPMENT—0.47%
Canon Inc. SP ADR	5,868	329,782
IKON Office Solutions Inc.	690	10,322
Pitney Bowes Inc.	1,104	52,992
Xerox Corp.(a)	4,277	79,125

		472,221
OFFICE FURNISHINGS—0.01%
HNI Corp.	230	9,600
Steelcase Inc. Class A	207	4,041

		13,641
OIL & GAS—10.93%
Anadarko Petroleum Corp.	2,206	102,932
Apache Corp.	1,518	110,055

Atwood Oceanics Inc.(a)	366	23,021
Berry Petroleum Co. Class A	184	6,267
BG Group PLC SP ADR	3,401	244,634
BP PLC SP ADR	15,575	1,048,509
Cabot Oil & Gas Corp.	504	18,356
Canadian Natural Resources Ltd.	2,576	153,555
Chesapeake Energy Corp.	2,027	68,411
Chevron Corp.	10,649	828,386
China Petroleum & Chemical Corp. ADR	831	72,472
Cimarex Energy Co.	432	17,021
CNOOC Ltd. ADR	670	57,332
Comstock Resources Inc.(a)	161	4,564
ConocoPhillips	7,244	502,371
Denbury Resources Inc.(a)	506	16,744
Devon Energy Corp.	2,161	157,472
Diamond Offshore Drilling Inc.	299	25,594
EnCana Corp.	4,015	210,587
Encore Acquisition Co.(a)	541	14,450
Energy Partners Ltd.(a)	327	5,464
ENI-Ente Nazionale Idrocarburi SpA SP ADR	5,941	393,532
ENSCO International Inc.	713	40,199
EOG Resources Inc.	1,104	81,078
Exxon Mobil Corp.	27,423	2,176,838
Forest Oil Corp.(a)	253	8,916
Frontier Oil Corp.	554	19,573
Giant Industries Inc.(a)	93	6,972
GlobalSantaFe Corp.	1,168	74,670
Helmerich & Payne Inc.	596	19,245
Hess Corp.	1,173	66,568
Houston Exploration Co.(a)	161	8,915
Marathon Oil Corp.	1,679	170,502
Mariner Energy Inc.(a)	413	9,313
McMoRan Exploration Co.(a)	368	4,744
Murphy Oil Corp.	828	45,904
Nabors Industries Ltd.(a)	1,472	47,281
Newfield Exploration Co.(a)	548	23,975
Nexen Inc.	1,246	74,274
Noble Corp.	643	54,147
Noble Energy Inc.	761	44,754
Norsk Hydro ASA SP ADR	3,560	122,998
Occidental Petroleum Corp.	3,902	197,831
Parker Drilling Co.(a)	1,146	12,446
Penn Virginia Corp.	92	7,365
Penn West Energy Trust	546	16,353
Petro-Canada	2,440	108,165
PetroChina Co. Ltd. ADR	917	102,832
Petroleo Brasileiro SA ADR	1,334	135,041
Pioneer Natural Resources Co.	735	36,897
Plains Exploration & Production Co.(a)	391	18,373
Pogo Producing Co.	276	13,320
Pride International Inc.(a)	711	23,328
Quicksilver Resources Inc.(a)	327	13,688
Range Resources Corp.	772	28,217
Repsol YPF SA SP ADR	4,439	145,954
Rowan Companies Inc.	506	18,540
Royal Dutch Shell PLC Class A ADR	8,914	618,186
Royal Dutch Shell PLC Class B ADR	6,650	470,222
Sasol Ltd. SP ADR	2,255	77,053
Southwestern Energy Co.(a)	801	33,642
St. Mary Land & Exploration Co.	276	10,107
Statoil ASA SP ADR	3,087	86,652
Suncor Energy Inc.	2,184	175,812
Sunoco Inc.	736	55,590
Swift Energy Co.(a)	138	5,610
Talisman Energy Inc.	5,382	102,258
Tesoro Corp.	343	41,572
TODCO(a)	198	9,001
Total SA SP ADR	10,950	806,906
Transocean Inc.(a)	1,540	132,748
Unit Corp.(a)	184	10,516

Valero Energy Corp.	2,893	203,175
Whiting Petroleum Corp.(a)	289	12,722
XTO Energy Inc.	1,679	91,119
Yacimientos Petroliferos Fiscales SA SP ADR	1,863	78,935

		11,082,771
OIL & GAS SERVICES—1.35%
Baker Hughes Inc.	1,608	129,267
BJ Services Co.	1,518	43,506
Cameron International Corp.(a)	506	32,672
Compagnie Generale de Geophysique-Veritas(a)	659	27,408
Core Laboratories NV(a)	138	12,547
Dril-Quip Inc.(a)	322	16,261
FMC Technologies Inc.(a)	322	22,823
Grant Prideco Inc.(a)	640	32,986
Halliburton Co.	4,483	142,425
Hanover Compressor Co.(a)	500	10,815
Helix Energy Solutions Group Inc.(a)	444	16,987
Input/Output Inc.(a)	1,080	15,109
Lone Star Technologies Inc.(a)	138	9,165
National Oilwell Varco Inc.(a)	828	70,256
Newpark Resources Inc.(a)	1,354	11,130
Oceaneering International Inc.(a)	230	10,934
Oil States International Inc.(a)	335	11,367
Petroleum Geo-Services ASA ADR(a)	675	18,590
RPC Inc.	307	5,062
Schlumberger Ltd.	5,587	412,488
SEACOR Holdings Inc.(a)	92	8,766
Smith International Inc.	966	50,657
Superior Energy Services Inc.(a)	389	14,132
Technip SA SP ADR	556	41,394
Tenaris SA ADR	1,265	58,645
Tetra Technologies Inc.(a)	362	9,589
Tidewater Inc.	253	15,992
Universal Compression Holdings Inc.(a)	139	9,253
Weatherford International Ltd.(a)	1,659	87,081
W-H Energy Services Inc.(a)	229	12,391
Willbros Group Inc.(a)(b)	305	7,216

		1,366,914
PACKAGING & CONTAINERS—0.17%
Ball Corp.	483	24,483
Bemis Co. Inc.	506	16,809
Chesapeake Corp.	304	4,487
Crown Holdings Inc.(a)	782	18,901
Greif Inc. Class A	92	5,115
Owens-Illinois Inc.(a)	945	28,435
Packaging Corp. of America	299	7,403
Pactiv Corp.(a)	736	25,451
Sealed Air Corp.	828	27,241
Sonoco Products Co.	460	19,614

		177,939
PHARMACEUTICALS—6.07%
Abbott Laboratories	7,330	415,025
Allergan Inc.	709	85,931
Alpharma Inc. Class A	505	12,272
Altana AG ADR(a)	322	24,192
AmerisourceBergen Corp.	1,058	52,889
AstraZeneca PLC SP ADR	7,426	403,306
Barr Pharmaceuticals Inc.(a)	458	22,149
Bristol-Myers Squibb Co.	9,444	272,554
Cardinal Health Inc.	2,023	141,509
Dr. Reddy’s Laboratories Ltd. ADR	866	14,817
Elan Corp. PLC SP ADR(a)	2,166	30,064
Forest Laboratories Inc.(a)	1,726	91,840
GlaxoSmithKline PLC SP ADR	13,295	768,185
Hospira Inc.(a)	736	29,845
King Pharmaceuticals Inc.(a)	1,010	20,655
K-V Pharmaceutical Co. Class A(a)	344	8,947

Lilly (Eli) & Co.	4,529	267,800
Medco Health Solutions Inc.(a)	1,432	111,725
Medicis Pharmaceutical Corp. Class A	316	9,606
Merck & Co. Inc.	10,372	533,536
Mylan Laboratories Inc.	1,311	28,750
NBTY Inc.(a)	414	20,456
Novartis AG ADR	11,930	693,014
Novo-Nordisk A/S SP ADR	1,075	105,791
Omnicare Inc.	782	25,939
Pfizer Inc.	34,274	906,890
Sanofi-Aventis ADR	10,051	460,939
Schering-Plough Corp.	6,969	221,126
Valeant Pharmaceuticals International	507	9,136
Watson Pharmaceuticals Inc.(a)	552	15,070
Wyeth	6,324	350,982

		6,154,940
PIPELINES—0.51%
El Paso Corp.	3,335	50,025
Enbridge Inc.	1,540	50,820
Equitable Resources Inc.	598	31,102
Kinder Morgan Inc.	503	53,600
National Fuel Gas Co.	368	17,300
ONEOK Inc.	460	22,269
Questar Corp.	435	42,252
Spectra Energy Corp.	2,874	75,011
TransCanada Corp.	2,300	82,225
Transportadora de Gas del Sur SA SP ADR(a)	1,071	7,443
Williams Companies Inc. (The)	2,761	81,450

		513,497
REAL ESTATE—0.22%
Brookfield Asset Management Inc. Class A	1,870	108,741
Brookfield Properties Corp.	665	27,312
CB Richard Ellis Group Inc. Class A(a)	715	24,203
Forest City Enterprises Inc. Class A	276	18,440
Jones Lang LaSalle Inc.	166	17,843
MI Developments Inc. Class A	272	10,554
St. Joe Co. (The)(b)	230	13,025

		220,118
REAL ESTATE INVESTMENT TRUSTS—1.81%
Affordable Residential Communities Inc.(a)	599	7,026
Alexandria Real Estate Equities Inc.	184	19,476
AMB Property Corp.	487	29,663
American Financial Realty Trust	2,064	21,878
American Home Mortgage Investment Corp.(b)	588	14,571
Annaly Capital Management Inc.	996	15,846
Anthracite Capital Inc.	482	5,591
Anworth Mortgage Asset Corp.	1,090	10,464
Apartment Investment & Management Co. Class A	529	29,254
Archstone-Smith Trust	880	45,857
AvalonBay Communities Inc.	345	42,180
Boston Properties Inc.	506	59,485
Brandywine Realty Trust	391	12,856
BRE Properties Inc. Class A	230	13,809
Camden Property Trust	253	17,621
Capital Lease Funding Inc.	1,001	11,181
CapitalSource Inc.	619	15,952
CBL & Associates Properties Inc.	458	20,816
Colonial Properties Trust	183	9,079
Corporate Office Properties Trust	277	13,049
Cousins Properties Inc.	184	6,177
Crescent Real Estate Equities Co.	437	8,963
Developers Diversified Realty Corp.	456	29,686
Duke Realty Corp.	598	25,780
EastGroup Properties Inc.	230	11,525
Entertainment Properties Trust	241	14,561
Equity Inns Inc.	508	8,687

Equity Lifestyle Properties Inc.	275	14,924
Equity One Inc.	377	10,530
Equity Residential	1,311	60,870
Essex Property Trust Inc.	92	11,855
Federal Realty Investment Trust	230	20,739
FelCor Lodging Trust Inc.	442	11,284
First Industrial Realty Trust Inc.	184	8,057
First Potomac Realty Trust	415	10,711
General Growth Properties Inc.	1,102	70,363
Getty Realty Corp.	227	6,506
Glimcher Realty Trust	391	10,561
Health Care Property Investors Inc.	908	32,134
Health Care REIT Inc.	390	17,644
Healthcare Realty Trust Inc.	207	7,050
Highland Hospitality Corp.	501	9,544
Highwoods Properties Inc.	253	10,317
Home Properties Inc.	276	15,373
Hospitality Properties Trust	299	13,613
Host Hotels & Resorts Inc.	2,066	52,972
HRPT Properties Trust	828	10,135
Inland Real Estate Corp.	391	7,112
Innkeepers USA Trust	345	6,062
iStar Financial Inc.	483	23,145
Kilroy Realty Corp.	138	10,478
Kimco Realty Corp.	959	46,099
LaSalle Hotel Properties	366	16,993
Lexington Realty Trust	550	11,490
Liberty Property Trust	368	17,808
Macerich Co. (The)	336	31,960
Mack-Cali Realty Corp.	276	13,516
Maguire Properties Inc.	414	14,916
MFA Mortgage Investments Inc.	891	6,504
Mid-America Apartment Communities Inc.	298	16,077
National Health Investors Inc.	184	6,241
National Retail Properties Inc.	230	5,509
Nationwide Health Properties Inc.	454	14,555
Newcastle Investment Corp.	344	10,048
Omega Healthcare Investors Inc.	623	10,466
Parkway Properties Inc.	298	15,794
Pennsylvania Real Estate Investment Trust	344	15,982
Post Properties Inc.	291	13,639
ProLogis	1,152	74,650
Public Storage Inc.	583	54,406
RAIT Financial Trust	392	11,035
Ramco-Gershenson Properties Trust	167	6,179
Realty Income Corp.	550	15,345
Redwood Trust Inc.	300	15,063
Regency Centers Corp.	253	20,847
Saul Centers Inc.	137	7,113
Senior Housing Properties Trust	230	5,251
Simon Property Group Inc.	990	114,127
SL Green Realty Corp.	279	39,311
Sovran Self Storage Inc.	184	10,168
Sun Communities Inc.	325	9,672
Tanger Factory Outlet Centers Inc.	391	15,851
Taubman Centers Inc.	230	12,892
Thornburg Mortgage Inc.	1,034	28,745
UDR Inc.	809	24,302
Universal Health Realty Income Trust	296	10,425
Ventas Inc.	484	20,405
Vornado Realty Trust	598	70,941
Washington Real Estate Investment Trust	207	7,837
Weingarten Realty Investors	345	16,512

		1,831,686
RETAIL—3.76%
Abercrombie & Fitch Co. Class A	460	37,564
Advance Auto Parts Inc.	518	21,342
Aeropostale Inc.(a)	329	13,538
American Eagle Outfitters Inc.	495	14,588

AnnTaylor Stores Corp.(a)	468	18,009
AutoNation Inc.(a)	966	19,745
AutoZone Inc.(a)	322	42,839
Barnes & Noble Inc.	253	10,001
Best Buy Co. Inc.	1,907	88,962
Big Lots Inc.(a)	552	17,774
BJ’s Wholesale Club Inc.(a)	322	11,119
Borders Group Inc.	368	7,768
Brinker International Inc.	690	21,459
Buckle Inc. (The)	69	2,458
CarMax Inc.(a)	1,240	30,901
Cash America International Inc.	186	8,028
Cato Corp. Class A	138	2,982
CEC Entertainment Inc.(a)	184	7,667
Chico’s FAS Inc.(a)	1,264	33,319
Christopher & Banks Corp.	412	7,132
Circuit City Stores Inc.	1,116	19,474
CKE Restaurants Inc.	230	4,671
Claire’s Stores Inc.	391	12,735
CSK Auto Corp.(a)	343	5,749
CVS/Caremark Corp.	7,336	265,857
Darden Restaurants Inc.	713	29,575
Delhaize Group SP ADR	437	42,083
Dick’s Sporting Goods Inc.(a)	224	12,564
Dillard’s Inc. Class A	322	11,151
Dollar General Corp.	1,275	27,221
Family Dollar Stores Inc.	782	24,899
Federated Department Stores Inc.	2,572	112,962
Foot Locker Inc.	917	21,815
GameStop Corp. Class A(a)	456	15,126
Gap Inc. (The)	3,105	55,735
Genesco Inc.(a)	92	4,663
Group 1 Automotive Inc.	92	3,772
Home Depot Inc.	10,025	379,647
IHOP Corp.	92	5,421
Jack in the Box Inc.(a)	184	12,258
Kenneth Cole Productions Inc. Class A	206	5,214
Kohl’s Corp.(a)	1,449	107,284
Landry’s Restaurants Inc.	115	3,416
Limited Brands Inc.	1,771	48,826
Lithia Motors Inc. Class A	157	4,231
Longs Drug Stores Corp.	138	7,554
Lowe’s Companies Inc.	6,955	212,545
MarineMax Inc.(a)	257	5,096
McDonald’s Corp.	6,095	294,267
Men’s Wearhouse Inc. (The)	251	10,861
Movado Group Inc.	92	3,029
MSC Industrial Direct Co. Inc. Class A	295	14,378
Nordstrom Inc.	1,196	65,684
Nu Skin Enterprises Inc. Class A	253	4,384
Office Depot Inc.(a)	1,472	49,489
OfficeMax Inc.	414	20,377
OSI Restaurant Partners Inc.	322	12,819
Payless ShoeSource Inc.(a)	322	10,272
Penney (J.C.) Co. Inc.	1,058	83,677
Regis Corp.	207	7,914
Retail Ventures Inc.(a)	410	8,356
Rite Aid Corp.(a)	2,853	17,517
Ruby Tuesday Inc.	322	8,617
Saks Inc.	575	12,041
Sally Beauty Co. Inc.(a)	437	4,291
Sonic Automotive Inc.	138	3,945
Steak n Shake Co. (The)(a)	392	6,339
Target Corp.	3,840	227,981
Tiffany & Co.	690	32,906
Tim Hortons Inc.	719	22,670
TJX Companies Inc.	2,392	66,713
Triarc Companies Inc. Class B	233	3,791
Tween Brands Inc.(a)	300	11,748
United Auto Group Inc.	184	3,732

Walgreen Co.	4,853	213,047
Wal-Mart Stores Inc.	12,058	577,819
Wendy’s International Inc.	531	20,019
Williams-Sonoma Inc.	460	16,201
World Fuel Services Corp.	182	8,410
Yum! Brands Inc.	1,380	85,367
Zale Corp.(a)	230	6,419

		3,813,819
SAVINGS & LOANS—0.31%
Astoria Financial Corp.	528	14,024
BankAtlantic Bancorp Inc. Class A	230	2,217
Downey Financial Corp.	220	14,729
FirstFed Financial Corp.(a)	218	13,403
Flagstar Bancorp Inc.	138	1,628
New York Community Bancorp Inc.	1,358	23,711
PFF Bancorp Inc.	114	3,208
Provident Financial Services Inc.	593	10,164
Sovereign Bancorp Inc.	1,732	42,036
Washington Mutual Inc.	4,576	192,100

		317,220
SEMICONDUCTORS—1.01%
Advanced Micro Devices Inc.(a)	1,551	21,435
Advanced Semiconductor Engineering Inc. ADR(a)	4,693	27,266
Analog Devices Inc.	1,447	55,883
Fairchild Semiconductor International Inc. Class A(a)	1,102	19,395
Infineon Technologies AG ADR(a)	4,283	66,515
International Rectifier Corp.(a)	605	21,344
LSI Corp.(a)	5,520	46,920
MEMC Electronic Materials Inc.(a)	943	51,752
Micron Technology Inc.(a)	2,107	24,167
National Semiconductor Corp.	1,948	51,232
Semiconductor Manufacturing International Corp. ADR(a)	2,641	19,755
STMicroelectronics NV NYS	3,195	62,175
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	19,227	202,653
Teradyne Inc.(a)	1,518	26,489
Texas Instruments Inc.	7,402	254,407
United Microelectronics Corp. SP ADR	21,411	70,228

		1,021,616
SOFTWARE—0.90%
Automatic Data Processing Inc.	2,691	120,449
BMC Software Inc.(a)	1,058	34,247
Broadridge Financial Solutions Inc.(a)	672	13,467
CA Inc.	2,208	60,190
Dun & Bradstreet Corp.	344	31,063
eFunds Corp.(a)	230	6,417
Fair Isaac Corp.	390	13,927
Fidelity National Information Services Inc.	1,310	66,194
First Data Corp.	3,793	122,893
Global Payments Inc.	368	13,977
IMS Health Inc.	1,127	33,055
Keane Inc.(a)	276	3,870
Konami Corp. ADR	503	13,581
MasterCard Inc. Class A	325	36,296
MoneyGram International Inc.	414	11,770
NAVTEQ Corp.(a)	635	22,454
Salesforce.com Inc.(a)	453	19,026
SAP AG SP ADR	4,078	195,744
Satyam Computer Services Ltd. ADR	1,646	40,952
Sybase Inc.(a)	460	11,127
SYNNEX Corp.(a)	191	3,734
Total System Services Inc.	184	5,715
Wipro Ltd. ADR	2,094	34,572

		914,720

TELECOMMUNICATIONS—7.42%
Alcatel-Lucent	10,511	139,271
Alltel Corp.	1,771	111,024
Amdocs Ltd.(a)	896	32,928
America Movil SAB de CV Series L ADR	4,212	221,256
American Tower Corp. Class A(a)	2,021	76,798
Anixter International Inc.(a)	161	11,528
AT&T Inc.	29,982	1,160,903
Avaya Inc.(a)	2,576	33,282
BCE Inc.	4,097	138,274
British Telecom PLC SP ADR	4,134	260,235
CenturyTel Inc.	644	29,656
China Mobile Hong Kong Ltd. SP ADR	4,066	183,011
China Netcom Group Corp. Ltd. SP ADR	322	15,797
China Telecom Corp. Ltd. ADR	644	30,423
China Unicom Ltd. ADR	2,560	37,094
Cincinnati Bell Inc.(a)	2,047	10,378
Citizens Communications Co.	1,630	25,379
CommScope Inc.(a)	363	16,934
Companhia Anonima Nacional Telefonos de Venezuela ADR	253	3,694
Corning Inc.(a)	7,408	175,718
Crown Castle International Corp.(a)	1,131	38,839
Deutsche Telekom AG SP ADR	13,749	252,432
Embarq Corp.	739	44,370
France Telecom SA SP ADR	8,235	241,038
Harris Corp.	644	33,069
Hellenic Telecommunications Organization SA SP ADR(a)	3,060	44,829
Hutchison Telecommunications International Ltd. ADR(a)	644	20,035
IDT Corp. Class B	394	4,354
KT Corp. SP ADR	1,334	30,228
Magyar Telekom Telecommunications PLC SP ADR	508	14,605
MasTec Inc.(a)	509	5,838
Mobile TeleSystems SP ADR	963	53,061
Motorola Inc.	11,635	201,635
Nippon Telegraph & Telephone Corp. ADR	4,573	113,822
Nokia OYJ SP ADR(a)	20,002	505,051
Nortel Networks Corp.(a)	2,524	57,749
NTT DoCoMo Inc. SP ADR	8,622	146,660
PCCW Ltd. SP ADR	2,120	12,868
Philippine Long Distance Telephone Co. SP ADR	575	30,711
Plantronics Inc.	555	13,936
Portugal Telecom SGPS SP ADR	5,382	76,694
PT Indosat Tbk ADR	278	10,247
PT Telekomunikasi Indonesia SP ADR	1,265	58,101
Qwest Communications International Inc.(a)	7,546	67,008
Rostelecom SP ADR	352	18,603
Royal KPN NV SP ADR	9,655	164,328
SK Telecom Co. Ltd. ADR	1,786	44,346
Spirent PLC SP ADR(a)	2,790	15,903
Sprint Nextel Corp.	13,318	266,760
Swisscom AG SP ADR	648	22,803
Telecom Argentina SA SP ADR(a)	528	11,912
Telecom Corp. of New Zealand Ltd. SP ADR	812	23,061
Telecom Italia SpA SP ADR	5,315	159,184
Telefonica SA SP ADR	6,927	468,612
Telefonos de Mexico SP ADR	1,933	65,993
Telekom Austria AG ADR	880	50,292
Telkom SA Ltd. SP ADR	258	25,098
TELUS Corp.	877	47,577
Turkcell Iletisim Hizmetleri AS ADR	923	13,051
Verizon Communications Inc.	13,777	526,006
Videsh Sanchar Nigam Ltd. ADR	279	5,845
Vimpel-Communications SP ADR(a)	464	44,897
Vodafone Group PLC SP ADR	25,293	726,668
Windstream Corp.	2,251	32,910

		7,524,612

TEXTILES—0.03%
Mohawk Industries Inc.(a)	253	22,810
UniFirst Corp.	135	5,681

		28,491
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	736	23,265
LeapFrog Enterprises Inc.(a)	734	8,045
Marvel Entertainment Inc.(a)	437	12,905
Mattel Inc.	2,047	57,930

		102,145
TRANSPORTATION—1.28%
Bristow Group Inc.(a)	92	3,459
Burlington Northern Santa Fe Corp.	1,745	152,757
Canadian National Railway Co.	2,491	125,148
Canadian Pacific Railway Ltd.	759	48,212
CHC Helicopter Corp. Class A	184	3,868
Con-way Inc.	400	21,852
CSX Corp.	2,024	87,376
FedEx Corp.	1,448	152,677
Florida East Coast Industries Inc.	184	12,974
Frontline Ltd.	277	10,468
General Maritime Corp.	161	5,163
Genesee & Wyoming Inc. Class A(a)	202	5,492
Guangshen Railway Co. Ltd. SP ADR(a)	249	9,111
Kansas City Southern Industries Inc.(a)	299	11,108
Kirby Corp.(a)	184	6,955
Laidlaw International Inc.	483	16,543
Norfolk Southern Corp.	1,933	102,913
OMI Corp.	574	16,686
Overseas Shipholding Group Inc.	115	8,142
Ryder System Inc.	299	15,739
Ship Finance International Ltd.	393	11,688
Teekay Shipping Corp.	322	19,207
TNT NV ADR	1,930	87,120
Tsakos Energy Navigation Ltd.	92	5,258
Union Pacific Corp.	1,219	139,271
United Parcel Service Inc. Class B	3,085	217,277

		1,296,464
TRUCKING & LEASING—0.01%
GATX Corp.	254	12,449

		12,449
WATER—0.54%
American States Water Co.	232	8,268
Aqua America Inc.(b)	577	12,757
California Water Service Group	203	7,891
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	274	9,467
Suez SA ADR(a)	5,589	319,132
United Utilities PLC SP ADR	2,158	64,762
Veolia Environnement ADR	1,544	127,365

		549,642

TOTAL COMMON STOCKS
(Cost: $91,320,435)		101,135,887

Security	Shares	Value

PREFERRED STOCKS—0.00%

REAL ESTATE INVESTMENT TRUSTS—0.00%
Public Storage Inc. Class A,
6.125%	46	1,214

		1,214

TOTAL PREFERRED STOCKS
(Cost: $1,272)		1,214

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—0.30%

CERTIFICATES OF DEPOSIT(d)—0.01%
Credit Suisse First Boston NY
5.33%-5.43%, 07/17/07-08/21/07	$1,601	1,601
Deutsche Bank AG
5.35%, 08/08/07	2,858	2,858

		4,459
COMMERCIAL PAPER(d)—0.03%
BNP Paribas Finance Inc.
5.12%, 06/06/07	400	398
Concord Minutemen Capital Co. LLC
5.29%-5.30%, 05/03/07-05/16/07(e)	3,720	3,716
Crown Point Capital Co. LLC
5.20%-5.29%, 05/03/07-07/18/07(e)	3,158	3,142
General Electric Capital Corp.
5.12%-5.20%, 06/04/07-07/17/07	2,001	1,983
Grampian Funding LLC
5.14%, 06/06/07(e)	1,715	1,706
Harrier Finance Funding LLC
5.12%, 06/06/07(e)	1,143	1,137
Irish Permanent Treasury PLC
5.18%, 07/10/07	572	566
KKR Pacific Funding Trust
5.30%, 05/10/07(e)	1,272	1,270
Lexington Parker Capital Co. LLC
5.18%-5.20%, 05/17/07-07/25/07(e)	1,444	1,433
Lockhart Funding LLC
5.25%, 05/04/07-05/14/07(e)	2,579	2,577
Nestle Capital Corp.
5.19%, 08/09/07(e)	686	676
Park Sienna LLC
5.30%, 05/18/07(e)	686	684
Simba Funding Corp.
5.20%, 07/23/07(e)	1,143	1,130
Societe Generale
5.18%, 05/16/07(e)	2,858	2,852
Thornburg Mortgage Capital Resources LLC
5.30%, 05/14/07(e)	572	571
Ticonderoga Funding LLC
5.27%, 05/17/07(e)	600	599
Tulip Funding Corp.
5.29%, 05/08/07(e)	2,401	2,398
Westpac Banking Corp.
5.20%, 07/12/07(e)	1,029	1,018
Zela Finance Inc.
5.20%, 07/16/07(e)	686	678

		28,534
MEDIUM-TERM NOTES(d)—0.00%
Cullinan Finance Corp.
5.71%, 06/28/07(e)	857	857
K2 USA LLC
5.39%, 06/04/07(e)	857	857
Sigma Finance Inc.
5.51%, 06/18/07(e)	937	937

		2,651

MONEY MARKET FUNDS—0.20%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(c)(f)	97,209	97,209
BGI Cash Premier Fund LLC
5.31%(c)(d)(f)	109,852	109,852

		207,061
REPURCHASE AGREEMENTS(d)—0.02%
Banc of America Securities LLC 5.36%, dated 4/30/07, due 5/1/07, maturity value $1,075 (collateralized by non-U.S. government debt securities, value $1,110, 4.63% to 8.00%, 5/1/07 to 9/15/07).	$1,075	1,075
Bank of America N.A. 5.36%, dated 4/30/07, due 5/1/07, maturity value $2,286 (collateralized by non-U.S. government debt securities, value $2,406, 2.48% to 6.13%, 1/15/08 to 7/27/26).	2,286	2,286
Bear Stearns Companies Inc. (The) 5.24%, dated 4/30/07, due 5/1/07, maturity value $1,715 (collateralized by non-U.S. government debt securities, value $1,891, 0.45% to 8.35%, 10/17/18 to 11/25/52).	1,715	1,715
Bear Stearns Companies Inc. (The) 5.37%, dated 4/30/07, due 5/1/07, maturity value $1,715 (collateralized by U.S. government obligations, value $1,754, 4.50% to 8.75%, 5/1/08 to 4/1/37).	1,715	1,715
Citigroup Global Markets Holdings Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $1,715 (collateralized by non-U.S. government debt securities, value $1,824, 0.00% to 6.00%, 2/7/17 to 11/30/60).	1,715	1,715
Greenwich Capital Markets Inc. 5.46%, dated 4/30/07, due 5/1/07, maturity value $1,143 (collateralized by non-U.S. government debt securities, value $1,261, 6.43% to 7.34%, 6/1/13 to 1/5/37).	1,143	1,143
HSBC Securities Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $572 (collateralized by non-U.S. government debt securities, value $602, 5.26% to 5.95%, 5/1/32 to 6/1/46).	572	572
JP Morgan Securities Inc. 5.41%, dated 4/30/07, due 5/1/07, maturity value $286 (collateralized by non-U.S. government debt securities, value $301, 6.13% to 6.75%, 4/1/13 to 1/15/16).	286	286
Lehman Brothers Holdings Inc. 5.44%, dated 4/30/07, due 5/1/07, maturity value $5,146 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $5,382, 0.00% to 12.00%, 6/1/07 to 7/1/45).	5,145	5,145
Merrill Lynch & Co. Inc. 5.36%, dated 4/30/07, due 5/1/07, maturity value $1,143 (collateralized by non-U.S. government debt securities, value $1,184, 4.13% to 8.13%, 9/1/09 to 10/1/26).	1,143	1,143
Morgan Stanley 5.36%, dated 4/30/07, due 5/1/07, maturity value $1,143 (collateralized by non-U.S. government debt securities, value $1,204, 4.70% to 6.57%, 12/15/14 to 6/12/47).	1,143	1,143

		17,938
TIME DEPOSITS(d)—0.01%
Branch Banking & Trust
5.25%, 05/01/07	3,159	3,159

Societe Generale
5.27%, 05/01/07	4,001	4,001
SunTrust Bank
5.25%, 05/01/07	2,001	2,001

		9,161
VARIABLE & FLOATING RATE NOTES(d)—0.03%
Arkle Master Issuer PLC
5.30%, 11/19/07(e)	857	859
ASIF Global Financing
5.40%, 05/03/07(e)	114	114
Brigantine High Grade Funding Ltd.
5.35%, 09/05/07(e)	1,097	1,097
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(e)	629	629
Commodore CDO Ltd.
5.42%, 12/12/07	246	246
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07(e)	12	12
Granite Master Issuer PLC
5.29%, 08/20/07(e)	4,001	4,001
Harrier Finance Funding LLC
5.29%, 08/07/07(e)	572	572
Holmes Financing PLC
5.29%, 07/16/07(e)	2,001	2,001
JP Morgan Securities Inc.
5.40%, 11/16/07	2,286	2,286
JPMorgan Chase & Co.
5.45%, 07/27/07(g)	2,286	2,286
Leafs LLC
5.32%, 01/22/08	1,105	1,105
Links Finance LLC
5.28%-5.35%, 05/10/07-05/16/07(e)	1,258	1,257
Master Funding LLC
5.35%, 05/25/07(e)	1,040	1,040
Merrill Lynch & Co. Inc.
5.46%, 05/30/07(g)	1,258	1,258
Metropolitan Life Insurance Funding Agreement
5.43%, 08/01/07(e)(g)	114	114
Mound Financing PLC
5.29%, 05/08/07(e)	1,075	1,075
National City Bank of Indiana
5.34%, 05/21/07	572	572
Newcastle Ltd.
5.34%, 01/24/08(e)	743	743
Sedna Finance Inc.
5.32%, 05/25/07(e)	514	514
Strips III LLC
5.37%, 07/24/07(e)	217	217
SunTrust Bank
5.29%, 05/01/07	1,143	1,143
Wachovia Asset Securitization Inc.
5.31%, 05/25/07(e)	1,190	1,190
Wachovia Bank N.A.
5.36%, 05/22/07	2,892	2,892
Wal-Mart Stores Inc.
5.50%, 07/16/07(e)	857	858
White Pine Finance LLC
5.31%, 05/22/07(e)	629	629
Wind Master Trust
5.31%, 07/25/07(e)	457	457

		29,167

TOTAL SHORT-TERM INVESTMENTS
(Cost: $298,971)		298,971

TOTAL INVESTMENTS IN SECURITIES—100.00%
(Cost: $91,620,678)	101,436,072
Other Assets, Less Liabilities—0.00%	4,051

NET ASSETS—100.00%	$101,440,123

ADR - American Depositary Receipts

NVS - Non-Voting Shares

NYS - New York Registered Shares

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

(h)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

April 30, 2007

Security	Shares	Value

COMMON STOCKS—99.92%

AEROSPACE & DEFENSE—2.51%
Boeing Co. (The)	33,699	$3,134,007
General Dynamics Corp.	15,933	1,250,740
Lockheed Martin Corp.	15,994	1,537,663
United Technologies Corp.	43,610	2,927,539

		8,849,949
AGRICULTURE—1.95%
Altria Group Inc.	99,625	6,866,155

		6,866,155
BANKS—7.65%
Bank of America Corp.	213,538	10,869,084
Bank of New York Co. Inc. (The)	35,641	1,442,748
SunTrust Banks Inc.	16,790	1,417,412
U.S. Bancorp	83,447	2,866,404
Wachovia Corp.	90,734	5,039,366
Wells Fargo & Co.	149,800	5,376,322

		27,011,336
BEVERAGES—3.45%
Anheuser-Busch Companies Inc.	34,481	1,696,120
Coca-Cola Co. (The)	101,062	5,274,426
PepsiCo Inc.	78,850	5,211,197

		12,181,743
BIOTECHNOLOGY—0.50%
Genentech Inc.(a)	22,038	1,762,820

		1,762,820
CHEMICALS—1.19%
Dow Chemical Co. (The)	45,854	2,045,547
Du Pont (E.I.) de Nemours and Co.	43,707	2,149,073

		4,194,620
COMPUTERS—4.05%
EMC Corp.(a)	104,408	1,584,913
Hewlett-Packard Co.	128,199	5,402,306
International Business Machines Corp.	71,510	7,309,037

		14,296,256
COSMETICS & PERSONAL CARE—3.22%
Colgate-Palmolive Co.	24,558	1,663,559
Procter & Gamble Co.	150,733	9,693,639

		11,357,198
DIVERSIFIED FINANCIAL SERVICES—12.71%
American Express Co.	50,353	3,054,917
Capital One Financial Corp.	19,400	1,440,644
Citigroup Inc.	236,001	12,654,374
Federal Home Loan Mortgage Corp.	32,810	2,125,432

Federal National Mortgage Association	45,962	2,708,081
Franklin Resources Inc.	8,111	1,065,055
Goldman Sachs Group Inc. (The)	17,748	3,879,890
JPMorgan Chase & Co.	164,945	8,593,635
Lehman Brothers Holdings Inc.	25,626	1,929,125
Merrill Lynch & Co. Inc.	39,540	3,567,694
Morgan Stanley	45,828	3,850,010

		44,868,857
ELECTRIC—2.24%
Dominion Resources Inc.	16,727	1,525,502
Duke Energy Corp.	59,458	1,220,078
Exelon Corp.	31,851	2,401,884
Southern Co. (The)	35,215	1,330,775
TXU Corp.	21,874	1,434,497

		7,912,736
ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
Emerson Electric Co.	38,036	1,787,312

		1,787,312
HEALTH CARE-PRODUCTS—4.25%
Alcon Inc.	3,674	495,733
Baxter International Inc.	31,287	1,771,783
Boston Scientific Corp.(a)	64,398	994,305
Johnson & Johnson	137,639	8,839,177
Medtronic Inc.	54,870	2,904,269

		15,005,267
HEALTH CARE-SERVICES—1.62%
UnitedHealth Group Inc.	63,943	3,392,816
WellPoint Inc.(a)	29,440	2,324,877

		5,717,693
HOUSEHOLD PRODUCTS & WARES—0.44%
Kimberly-Clark Corp.	21,638	1,539,976

		1,539,976
INSURANCE—4.61%
Allstate Corp. (The)	29,703	1,851,091
American International Group Inc.	108,208	7,564,821
Hartford Financial Services Group Inc. (The)	15,180	1,536,216
MetLife Inc.	21,917	1,439,947
Prudential Financial Inc.	22,663	2,152,985
Travelers Companies Inc. (The)	32,198	1,741,912

		16,286,972
LEISURE TIME—0.28%
Carnival Corp.	20,007	978,142

		978,142
LODGING—0.12%
Las Vegas Sands Corp.(a)	5,003	426,206

		426,206
MACHINERY—0.63%
Caterpillar Inc.	30,680	2,227,982

		2,227,982
MANUFACTURING—7.59%
General Electric Co.	488,170	17,993,946
Honeywell International Inc.	34,772	1,883,947

Illinois Tool Works Inc.	23,104	1,185,466
3M Co.	32,072	2,654,599
Tyco International Ltd.	93,867	3,062,880

		26,780,838
MEDIA—2.90%
News Corp. Class A	88,346	1,978,067
Time Warner Inc.	188,667	3,892,200
Viacom Inc. Class B(a)	28,057	1,157,351
Walt Disney Co. (The)	92,026	3,219,069

		10,246,687
MINING—0.42%
Alcoa Inc.	41,346	1,467,370

		1,467,370
OIL & GAS—11.84%
Chevron Corp.	104,343	8,116,842
ConocoPhillips	72,242	5,009,983
Devon Energy Corp.	19,874	1,448,218
Exxon Mobil Corp.	270,284	21,455,144
Marathon Oil Corp.	16,664	1,692,229
Occidental Petroleum Corp.	40,526	2,054,668
Valero Energy Corp.	28,730	2,017,708

		41,794,792
OIL & GAS SERVICES—1.60%
Halliburton Co.	47,737	1,516,605
Schlumberger Ltd.	55,978	4,132,856

		5,649,461
PHARMACEUTICALS—8.75%
Abbott Laboratories	73,040	4,135,525
Bristol-Myers Squibb Co.	95,886	2,767,270
Cardinal Health Inc.	18,976	1,327,371
Lilly (Eli) & Co.	45,917	2,715,072
Merck & Co. Inc.	103,306	5,314,061
Pfizer Inc.	336,435	8,902,070
Schering-Plough Corp.	70,077	2,223,543
Wyeth	63,336	3,515,148

		30,900,060
RETAIL—5.33%
Home Depot Inc.	96,882	3,668,921
Lowe’s Companies Inc.	72,580	2,218,045
McDonald’s Corp.	57,145	2,758,961
Target Corp.	36,919	2,191,881
Walgreen Co.	48,081	2,110,756
Wal-Mart Stores Inc.	122,613	5,875,615

		18,824,179
SAVINGS & LOANS—0.50%
Washington Mutual Inc.	41,975	1,762,111

		1,762,111
SEMICONDUCTORS—0.69%
Texas Instruments Inc.	70,478	2,422,329

		2,422,329
SOFTWARE—0.33%
Automatic Data Processing Inc.	26,221	1,173,652

		1,173,652

TELECOMMUNICATIONS—6.57%
AT&T Inc.	297,654	11,525,163
Corning Inc.(a)	74,349	1,763,558
Motorola Inc.	114,865	1,990,610
Sprint Nextel Corp.	131,892	2,641,797
Verizon Communications Inc.	137,609	5,253,912

		23,175,040
TRANSPORTATION—1.47%
Burlington Northern Santa Fe Corp.	17,017	1,489,668
FedEx Corp.	13,516	1,425,127
United Parcel Service Inc. Class B	32,062	2,258,127

		5,172,922

TOTAL COMMON STOCKS
(Cost: $311,715,558)		352,640,661

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.19%

MONEY MARKET FUNDS—0.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%(b)(c)	674,567	674,567

		674,567

TOTAL SHORT-TERM INVESTMENTS
(Cost: $674,567)		674,567

TOTAL INVESTMENTS IN SECURITIES—100.11%
(Cost: $312,390,125)		353,315,228
Other Assets, Less Liabilities—(0.11)%		(372,064)

NET ASSETS — 100.00%		$352,943,164

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of April 30, 2007, the Trust offered 104 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares FTSE/Xinhua China 25, iShares Goldman Sachs Natural Resources, iShares Goldman Sachs Networking, iShares Goldman Sachs Semiconductor, iShares Goldman Sachs Software, iShares Goldman Sachs Technology, iShares MSCI EAFE, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE/Xinhua China 25	$4,700,982,373	$1,089,787,214	$(5,199,733)	$1,084,587,481
Goldman Sachs Natural Resources	1,338,276,349	265,782,747	(3,652,017)	262,130,730
Goldman Sachs Networking	198,738,344	—	(38,548,897)	(38,548,897)
Goldman Sachs Semiconductor	324,791,267	2,285,173	(47,777,246)	(45,492,073)
Goldman Sachs Software	168,448,762	3,027,785	(13,607,361)	(10,579,576)
Goldman Sachs Technology	303,485,478	5,678,624	(25,496,444)	(19,817,820)
MSCI EAFE	32,563,776,015	12,612,824,892	(90,711,226)	12,522,113,666
MSCI EAFE Growth	394,344,266	87,440,251	(6,987,740)	80,452,511
MSCI EAFE Value	917,408,428	134,302,159	(4,539,157)	129,763,002
NYSE Composite	91,624,589	10,935,714	(1,124,231)	9,811,483
NYSE 100	312,855,121	42,085,300	(1,625,193)	40,460,107

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 3 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by each Fund (exclusive of short-term investments) in issuers of which BGFA is an affiliate, for the three quarters ended April 30, 2007.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI EAFE
Barclays PLC	16,388	4,165	129	20,424	$297,151,452	$10,959,992	$(12,434)
MSCI EAFE Value
Barclays PLC	396	589	7	978	14,228,978	330,114	2,984
NYSE Composite
Barclays PLC SP ADR	5	5	2	8	444,354	16,874	47,992

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of April 30, 2007, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and in the Premier Fund. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2. Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by

Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust
By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: June 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: June 25, 2007

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: June 25, 2007